As filed with the Securities and Exchange Commission on May 20, 2002

                                                     Registration No.
                                                                      ----------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                   ------------------------------------------

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.  |_|   Post-Effective Amendment No.   |_|

                        (Check appropriate box or boxes)

                          Neuberger Berman Income Funds
               (Exact name of registrant as specified in charter)
                                605 Third Avenue
                          NEW YORK, NEW YORK 10158-0180
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                          Michael M. Kassen, President
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
             (Names and Addresses of Agents for Service of Process)


         For the new shares of Neuberger Berman High Income Bond Fund, the approximate date of the proposed public offering is as soon as practicable after this registration statement goes effective under the Securities Act of 1933, as amended. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.

         It is proposed that this filing will go effective on June 19, 2002 pursuant to Rule 488.

         No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

                          NEUBERGER BERMAN INCOME FUNDS
                                    FORM N-14

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


         This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14



Neuberger Berman Income Funds
-----------------------------

         Neuberger Berman High Income Bond Fund

         Part A - Prospectus and Proxy Statement

         Part B - Statement of Additional Information

         Part C - Other Information

Signature Pages

Exhibits

                          LIPPER HIGH INCOME BOND FUND
                             The Lipper Funds, Inc.
                           101 Park Avenue, 6th Floor
                          New York, New York 10178-0694
                                  800-547-7379
                                       and
                      NEUBERGER BERMAN HIGH YIELD BOND FUND
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                         New York, New York, 10158-0180
                                  800-877-9700

[June 24], 2002

Dear Shareholder,

The attached Prospectus/Proxy Statement discusses two separate Proposals, one to be voted on by the shareholders of Lipper High Income Bond Fund ("Lipper Fund") and one to be voted on by the shareholders of Neuberger Berman High Yield Bond
Fund ("Neuberger Fund" and, together with the Lipper Fund, each a "Fund"). Lipper Fund shareholders are being asked to approve an agreement and plan of conversion and termination under which Lipper Fund would be converted into Neuberger Berman High Income Bond Fund ("Acquiring Fund"), a newly created series of Neuberger Berman Income Funds, a Delaware business trust ("Trust"). Neuberger Fund shareholders are being asked to approve a plan of reorganization and termination under which Neuberger Fund would be subsumed into this same Acquiring Fund.

As a shareholder of Lipper Fund or Neuberger Fund, you are asked to review the Prospectus/Proxy Statement and to cast your vote on a Proposal to reorganize your Fund into Acquiring Fund. THE BOARD OF DIRECTORS OF THE LIPPER FUNDS, INC., A MARYLAND CORPORATION, ON BEHALF OF LIPPER FUND AND THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF NEUBERGER FUND AND ACQUIRING FUND UNANIMOUSLY RECOMMEND THAT THE SHAREHOLDERS OF THEIR RESPECTIVE FUND VOTE FOR THE REORGANIZATION OF THEIR RESPECTIVE FUND.

If approved by shareholders, this is how each reorganization will work:

   o   Your Fund will transfer its assets to Acquiring Fund.

   o In return, Acquiring Fund will issue new shares to your Fund, which then will be distributed to you in an amount equal to the value of your Fund shares. You will receive Investor Class shares of Acquiring Fund. Although the number of shares you hold may change, the total value of your investment will not change in the exchange of shares. Acquiring Fund will also assume any outstanding liabilities of your Fund at the time of the reorganization.

   o You will not incur any sales loads or similar transaction costs as a result of the reorganization.

The Lipper Fund reorganization is not contingent on the Neuberger Fund reorganization taking place; however, the Lipper Fund reorganization is contingent on the closing of the transactions contemplated by an asset purchase agreement among Lipper & Company, L.L.C., Lipper & Company, L.P. and certain of their affiliates (collectively, "Lipper & Company") and Neuberger Berman Inc. pursuant to which, among other things, Lipper & Company agreed to exit the business of providing investment management and advisory services for investment vehicles and managed accounts investing primarily in high-yield debt securities. The Neuberger Fund reorganization will not take place if the Lipper Fund reorganization is not approved and consummated first.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, sign and date your proxy card and mail it promptly in the enclosed return envelope, or help us save time and postage costs by voting by telephone, on the Internet or in person. Any proposal submitted to a vote at a Fund's meeting by anyone other than the officers or directors/trustees of that Fund may be voted only in person or by written proxy.

                                                     Very truly yours,

                      NEUBERGER BERMAN HIGH YIELD BOND FUND
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                         New York, New York, 10158-0180
                                  800-877-9700

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD ON AUGUST 7, 2002

         A Special Meeting ("Meeting") of shareholders of Neuberger Berman High Yield Bond Fund ("Neuberger Fund"), a series of Neuberger Berman Income Funds ("Trust"), will be held at the offices of Neuberger Berman, LLC, 605 Third Avenue, 41st Floor, New York, New York 10158-3698 on August 7, 2002, at 10:00 a.m. Eastern time, and any adjournments thereof to consider and act upon a Plan of Reorganization and Termination ("Plan"), providing for the acquisition by Neuberger Berman High Income Bond Fund ("Acquiring Fund"), a newly created series of the Trust, of all the assets of Neuberger Fund in exchange for shares of Acquiring Fund and the assumption by Acquiring Fund of the liabilities of Neuberger Fund. The Plan also provides for distribution of those shares of Acquiring Fund to shareholders of Neuberger Fund in liquidation and subsequent termination of Neuberger Fund. A vote in favor of the Plan is a vote in favor of the reorganization of Neuberger Fund into Acquiring Fund.

         The Proposal is discussed in greater detail in the attached Prospectus/Proxy Statement. You are entitled to vote at the Meeting and any adjournments thereof if you owned shares of the Neuberger Fund at the close of business on June 10, 2002 ("Record Date"). If you attend the Meeting, you may vote your shares in person. Whether or not you expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage-paid envelope. You may also vote by telephone or on the Internet. However, any proposal submitted to a vote at the Meeting by anyone other than the officers or trustees of the Trust may be voted only in person or by written proxy.

         We will admit to the Meeting (1) all shareholders of record at the Record Date, (2) persons holding proof of beneficial ownership at the Record Date, such as a letter or account statement from the person's broker, (3) persons who have been granted proxies, and (4) such other persons that we, in our sole discretion, may elect to admit. ALL PERSONS WISHING TO BE ADMITTED TO THE MEETING MUST PRESENT PHOTO IDENTIFICATION. If you plan to attend the Meeting, please check the appropriate box on your proxy card or register your intention when voting on the Internet, according to the instructions provided.

                                     By order of the Board of Trustees,

--------------------------------------------------------------------------------

            YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN

Please indicate your voting instructions on the enclosed proxy card, sign and date the card, and return the card in the envelope provided. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL DESCRIBED ABOVE.

To avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly. AS AN ALTERNATIVE TO USING THE PAPER PROXY CARD TO VOTE, YOU MAY VOTE BY TELEPHONE, ON THE INTERNET OR IN PERSON. To vote by telephone, please call the toll free number listed on the enclosed proxy card. To vote on the Internet, please access the website listed on your proxy card. Shares that are registered in your name, as well as shares held in "street name" through a broker may be voted on the Internet or by telephone. To vote in this manner, you will need the "control" number that appears on your proxy card. Any proposal submitted to a vote at the meeting by anyone other than the Trustees of the Neuberger Berman Income Funds may be voted only in person or by written proxy. If we do not receive your completed proxy card by July 8, 2002, you may be contacted by Georgeson Shareholder Communications Corp. and Management Information Services Corp.

Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy cards, they will not be voted and will not be counted as present at the Meeting.

--------------------------------------------------------------------------------

                          LIPPER HIGH INCOME BOND FUND
                              The Lipper Funds, Inc
                           101 Park Avenue, 6th Floor
                          New York, New York 10178-0694
                                  800-547-7379


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD ON AUGUST 7, 2002


         A Special Meeting ("Meeting") of shareholders of Lipper High Income Bond Fund ("Lipper Fund"), a series of The Lipper Funds, Inc., will be held at the offices of Lipper & Company, L.L.C. at 101 Park Avenue, 6th Floor, New York, New York 10178-0694 on August 7, 2002, at 10:00 a.m. Eastern time, and any adjournments thereof to consider and act upon an Agreement and Plan of Conversion and Termination ("Plan"), providing for the acquisition by Neuberger Berman High Income Bond Fund ("Acquiring Fund"), a newly created series of Neuberger Berman Income Funds, of all the assets of Lipper Fund in exchange for shares of Acquiring Fund and the assumption by Acquiring Fund of the liabilities of Lipper Fund. The Plan also provides for distribution of those shares of Acquiring Fund to shareholders of Lipper Fund in liquidation and subsequent termination of Lipper Fund. A vote in favor of the Plan is a vote in favor of the conversion of Lipper Fund into Acquiring Fund.

         The Proposal is discussed in greater detail in the attached Prospectus/Proxy Statement. You are entitled to vote at the Meeting and any adjournments thereof if you owned shares of the Lipper Fund at the close of business on June 10, 2002 ("Record Date"). If you attend the Meeting, you may vote your shares in person. Whether or not you expect to attend the Meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage-paid envelope. You may also vote by telephone or on the Internet. However, any proposal submitted to a vote at the Meeting by anyone other than the officers or Directors of The Lipper Funds, Inc. may be voted only in person or by written proxy.

         We will admit to the Meeting (1) all shareholders of record at the Record Date, (2) persons holding proof of beneficial ownership at the Record Date, such as a letter or account statement from the person's broker, (3) persons who have been granted proxies, and (4) such other persons that we, in our sole discretion, may elect to admit. ALL PERSONS WISHING TO BE ADMITTED TO THE MEETING MUST PRESENT PHOTO IDENTIFICATION. If you plan to attend the Meeting, please check the appropriate box on your proxy card or register your intention when voting on the Internet, according to the instructions provided.

                                       By order of the Board of Directors,

--------------------------------------------------------------------------------

            YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN

Please indicate your voting instructions on the enclosed proxy card, sign and date the card, and return the card in the envelope provided. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL DESCRIBED ABOVE.

To avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly. AS AN ALTERNATIVE TO USING THE PAPER PROXY CARD TO VOTE, YOU MAY VOTE BY TELEPHONE, ON THE INTERNET OR IN PERSON. To vote by telephone, please call the toll free number listed on the enclosed proxy card. To vote on the Internet, please access the website listed on your proxy card. Shares that are registered in your name, as well as shares held in "street name" through a broker may be voted on the Internet or by telephone. To vote in this manner, you will need the "control" number that appears on your proxy card. Any proposal submitted to a vote at the meeting by anyone other than the officers or Directors of The Lipper Funds, Inc. may be voted only in person or by written proxy. If we do not receive your completed proxy card by July 8, 2002, you may be contacted by Georgeson Shareholder Communications Corp. and Management Information Services Corp.

Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy cards, they will not be voted and will not be counted as present at the Meeting.

--------------------------------------------------------------------------------

                           PROSPECTUS/PROXY STATEMENT

                               Dated June 19, 2002

                           For the Reorganizations of

                          LIPPER HIGH INCOME BOND FUND
          (a series of The Lipper Funds, Inc., a Maryland corporation)
                           101 Park Avenue, 6th Floor
                          New York, New York 10178-0694
                             Telephone 800-547-7379

                                       and

                    NEUBERGER BERMAN HIGH YIELD BOND FUND
     (a series of Neuberger Berman Income Funds, a Delaware business trust)

                                      into:

                     NEUBERGER BERMAN HIGH INCOME BOND FUND
           (a newly created series of Neuberger Berman Income Funds,
                           a Delaware business trust)
                                605 Third Avenue
                          New York, New York 10158-0180
                             Telephone 800-877-9700

         This Prospectus/Proxy Statement, which includes a Notice of Special Meeting of Shareholders, a Proxy Statement and one or more Proxy Cards, is for the Special Meeting of shareholders of Lipper High Income Bond Fund ("Lipper Fund") to be held at the offices of Lipper & Company, L.L.C., 101 Park Avenue, 6th Floor, New York, New York 10178-0694 on August 7, 2002 at 10:00 a.m. Eastern time and any adjournments thereof and the Special Meeting of shareholders of Neuberger Berman High Yield Bond Fund ("Neuberger Fund") to be held at the offices of Neuberger Berman, LLC, 605 Third Avenue, 41st Floor, New York, New York 10158-3698 on August 7, 2002, at 10:00 a.m. Eastern time and any adjournments thereof (each a "Meeting"). At each Fund's Meeting, shareholders of that Fund will be asked to consider and approve a proposed Agreement and Plan of Conversion and Termination (for Lipper Fund) or Plan of Reorganization and Termination (for Neuberger Fund) (each a "Plan"). Each Plan provides for the conversion or reorganization of Lipper Fund or Neuberger Fund, respectively, into Neuberger Berman High Income Bond Fund ("Acquiring Fund") and the
transactions contemplated thereby (each a "Transaction" and together "Transactions"), including (a) the transfer of all of Lipper Fund's assets or Neuberger Fund's assets in exchange for shares of Acquiring Fund and the assumption by Acquiring Fund of all liabilities of Lipper Fund or Neuberger Fund, and (b) the dissolution of Lipper Fund or Neuberger Fund. A form of each Plan is attached as Appendix A.

         Each of Lipper Fund, Neuberger Fund and Acquiring Fund is a series of an open-end management investment company. In approving the Transaction, the Board of Directors ("Lipper Board") of The Lipper Funds, Inc. ("Corporation") and the Board of Trustees ("Neuberger Board") of Neuberger Berman Income Funds ("Trust") considered, among other things, (1) that Acquiring Fund is a newly created series with investment objectives and principal investment strategies substantially identical to those of Lipper Fund and substantially similar to those of Neuberger Fund and (2) that the Transactions would be tax-free. In addition, the Neuberger Board considered that the interests of Neuberger Fund shareholders and Acquiring Fund shareholders would not be diluted as a result of the Transaction.

         This Prospectus/Proxy Statement constitutes the proxy statement of Lipper Fund and Neuberger Fund for each Meeting and the prospectus for the shares of Acquiring Fund that are currently being registered with the Securities and Exchange Commission ("SEC") and are to be issued by Acquiring Fund in connection with the Transactions.

         If approved by shareholders, the Lipper Fund Transaction will be effected by the transfer of all of Lipper Fund's assets in exchange for Investor Class shares of Acquiring Fund and Acquiring Fund's assumption of all of Lipper Fund's liabilities. The Neuberger Fund Transaction will be effected by the transfer of all of Neuberger Fund's assets in exchange for Investor Class shares of Acquiring Fund and Acquiring Fund's assumption all of Neuberger Fund's liabilities. On the day of each Transaction, each Lipper Fund and Neuberger Fund shareholder will receive shares of Acquiring Fund with the same aggregate net asset value as that shareholder's Lipper Fund or Neuberger Fund shares. As soon as reasonably practical after each Transaction is effected, Lipper Fund and Neuberger Fund will be dissolved.

         This Prospectus/Proxy Statement concisely sets forth certain information about Acquiring Fund that a Lipper Fund and Neuberger Fund shareholder should know before voting on a Transaction and should be retained for future reference. A Statement of Additional Information ("SAI"), dated June 20, 2002, relating to this Prospectus/Proxy Statement has been filed with the SEC and is hereby incorporated by reference into (is legally a part of) this Prospectus/Proxy Statement. A copy of the SAI may be obtained without charge by contacting Acquiring Fund in writing at 605 Third Avenue, Second Floor, New York, New York, 10158-0180 or by calling 800-877-9700.

         This Prospectus/Proxy Statement was first mailed to shareholders on or about June 24, 2002.

         SHARES OF LIPPER FUND, NEUBERGER FUND AND ACQUIRING FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY LIPPER FUND, NEUBERGER FUND OR ACQUIRING FUND.

LIPPER FUND SHAREHOLDERS: SEE PROPOSAL 1 ON PAGE __ AND INFORMATION RELATING TO VOTING MATTERS FOR LIPPER FUND AND NEUBERGER FUND ON PAGE __.

NEUBERGER FUND SHAREHOLDERS: SEE PROPOSAL 2 ON PAGE __ AND INFORMATION RELATING TO VOTING MATTERS FOR LIPPER FUND AND NEUBERGER FUND ON PAGE __.

TABLE OF CONTENTS

PROPOSAL 1 - TO BE VOTED ON BY LIPPER FUND SHAREHOLDERS ONLY..................12

         About the Proposed Transaction.......................................12
         Board Considerations.................................................13
         Events Preceding the Transaction.....................................13
         Reasons for the Transaction..........................................14

     OVERVIEW OF LIPPER FUND AND ACQUIRING FUND...............................15

         Investment Objectives, Strategies, Policies and Principal Risks of
         the Lipper Fund and Acquiring Fund...................................15
         Goal and Strategy....................................................15
         Main Risks...........................................................16
         Other Risks..........................................................17
         Performance Information..............................................17
         Average Annual Total % Returns.......................................18
         Comparative Fee Table................................................19
         Expense Example......................................................20
         Management and Arrangements With Service Providers...................20
         Purchases............................................................21
         Exchanges............................................................21
         Transfer of Registration.............................................21
         Dividends and Other Distributions....................................21
         Redemption Procedures................................................22
         Shareholder Rights...................................................23

     FINANCIAL HIGHLIGHTS.....................................................24

     INFORMATION RELATING TO PROPOSAL 1.......................................24

         Description of the Agreement and Plan of Conversion and Termination..24
         Board Considerations.................................................27
         Capitalization.......................................................29
         Federal Income Tax Consequences......................................29

PROPOSAL 2 - TO BE VOTED ON BY NEUBERGER FUND SHAREHOLDERS ONLY...............31

     SUMMARY..................................................................31

         About the Proposed Transaction.......................................31
         Board Considerations.................................................32
         Events Preceding the Transaction.....................................32
         Reasons for the Transaction..........................................32
         Federal Income Tax Consequences......................................33

     OVERVIEW OF NEUBERGER FUND AND ACQUIRING FUND............................33

         INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND PRINCIPAL RISKS OF
         NEUBERGER FUND AND ACQUIRING FUND....................................33
         COMPARISON OF PRINCIPAL RISK FACTORS.................................34
         PERFORMANCE INFORMATION..............................................35

         COMPARATIVE FEE TABLES...............................................35
         EXPENSE EXAMPLE......................................................36
         PURCHASES, REDEMPTIONS AND EXCHANGES.................................36
         DIVIDENDS AND OTHER DISTRIBUTIONS....................................36
         MANAGEMENT AND ARRANGEMENTS WITH SERVICE PROVIDERS...................36
         SHAREHOLDER RIGHTS...................................................37

     FINANCIAL HIGHLIGHTS.....................................................37


     INFORMATION RELATING TO PROPOSAL 2.......................................37

         DESCRIPTION OF THE "REORGANIZATION PLAN".............................37
         BOARD CONSIDERATIONS.................................................40
         CAPITALIZATION.......................................................41
         FEDERAL INCOME TAX CONSEQUENCES......................................42

     FOR PROPOSALS 1 AND 2....................................................44


     INFORMATION RELATING TO VOTING MATTERS FOR LIPPER FUND AND
     NEUBERGER FUND...........................................................44

         SHAREHOLDER APPROVAL.................................................45
         QUORUM; ADJOURNMENT..................................................47
         DESCRIPTION OF THE SECURITIES TO BE ISSUED...........................47

     ADDITIONAL INFORMATION ABOUT LIPPER FUND, NEUBERGER FUND
         AND ACQUIRING FUND...................................................48

     LEGAL MATTERS............................................................49

     EXPERTS..................................................................49

     OTHER BUSINESS...........................................................49

     SHAREHOLDER INQUIRIES....................................................50

APPENDIX A-1.................................................................A-1

FORM OF AGREEMENT AND PLAN OF CONVERSION AND TERMINATION BETWEEN
   LIPPER FUND AND ACQUIRING FUND

APPENDIX A-2.................................................................A-2

FORM OF PLAN OF REORGANIZATION AND TERMINATION BETWEEN
   NEUBERGER FUND AND ACQUIRING FUND

APPENDIX B...................................................................B-1

INFORMATION RELATING TO BUYING AND SELLING SHARES OF
   ACQUIRING FUND'S INVESTOR CLASS SHARES

APPENDIX C...................................................................C-1

FINANCIAL HIGHLIGHTS FOR LIPPER FUND

APPENDIX D...................................................................D-1

CAPITALIZATION TABLES

PROPOSAL 1 - TO BE VOTED ON BY LIPPER FUND SHAREHOLDERS ONLY

TO APPROVE AN AGREEMENT AND PLAN OF CONVERSION AND TERMINATION ("CONVERSION PLAN") UNDER WHICH ACQUIRING FUND WOULD ACQUIRE ALL OF LIPPER FUND'S ASSETS IN EXCHANGE SOLELY FOR SHARES OF ACQUIRING FUND AND THE ASSUMPTION BY ACQUIRING FUND OF ALL OF LIPPER FUND'S LIABILITIES, FOLLOWED BY THE DISTRIBUTION OF THOSE SHARES TO THE SHAREHOLDERS OF LIPPER FUND AND THE DISSOLUTION OF LIPPER FUND.

SUMMARY

         The following is a summary of certain information relating to the proposed Transaction and is qualified in its entirety by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement and the Appendices attached.

ABOUT THE PROPOSED TRANSACTION

         The Lipper Board and the Neuberger Board, including in each case all of the independent Directors/Trustees in attendance (except for one member of the Neuberger Board who recused himself) -- i.e., those who are not "interested persons" of Corporation or Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act") -- propose that Lipper Fund be converted into Acquiring Fund, and that each Lipper Fund shareholder become a shareholder of Acquiring Fund.

         The Transaction will have three steps:

      o First, if Lipper Fund shareholders approve the Conversion Plan, Lipper Fund will transfer all of its assets to Acquiring Fund. In exchange, Lipper Fund will receive Investor Class shares of Acquiring Fund with an aggregate net asset value equal to the value of the assets Lipper Fund is transferring (net of Lipper Fund's liabilities) calculated as of the close of business on the date of the Transaction, and Acquiring Fund will assume all of Lipper Fund's liabilities.

      o Second, Acquiring Fund, through its transfer agent, will open an account for each Retail Class or Premier Class shareholder of Lipper Fund and will credit each such account with Investor Class shares of Acquiring Fund having the same aggregate net asset value as the Lipper Fund shares that the shareholder owned on the date of the Transaction.

      o  Third, Lipper Fund will dissolve.

         Approval of the Conversion Plan will constitute approval of the transfer of assets, the assumption of liabilities, the receipt of Acquiring Fund shares for Lipper Fund shares, the distribution of Acquiring Fund shares and the dissolution of Lipper Fund. A vote in favor of the Conversion Plan will also, in effect, reflect your acknowledgement of the investment advisory arrangement for Acquiring Fund.

         Neither Lipper Fund nor Acquiring Fund will impose a sales charge or fee of any kind on Lipper Fund shareholders in connection with the Transaction.

The Lipper Board may cause the Transaction not to proceed if the Lipper Board believes that proceeding with the Plan is not in the interests of Lipper Fund and its shareholders.

         Although the number of shares may differ, the new shares you receive will have the same total value as your Lipper Fund shares as of the close of business on the day of the Transaction.

         Upon the consummation of the Transaction and transfer of the management of certain other funds and investment accounts managed by Lipper & Company, L.L.C. ("Lipper L.L.C."), Lipper & Company, L.P. ("Lipper L.P.") and certain of their affiliates (together with Lipper L.L.C. and Lipper L.P., collectively, "Lipper & Company") to affiliates of Neuberger Berman Management Inc., the investment adviser of Neuberger Berman Income Funds ("NB Management"), and upon the satisfaction of certain other conditions, Neuberger Berman Inc., parent of NB Management, has agreed to make payments to Lipper & Company based on the estimated earnings from Lipper Fund and the other transferred funds and investment accounts immediately preceding the closing date of the Transactions ("Closing Date"). Neuberger Berman Inc. may also be required to make scheduled future payments to Lipper & Company at the second and third anniversaries of the closing calculated on Neuberger Berman Inc.'s revenues from the transferred funds and investment accounts. Because of these payments, which may be substantial, Lipper & Company, and certain of its principals, including Kenneth Lipper (President and Chairman of the Board of The Lipper Funds) and Daniella Lipper Coules, have a material financial interest in the approval of the Transaction involving Lipper Fund. The Transaction will not be consummated if the transactions contemplated by the asset purchase agreement among Lipper & Company and Neuberger Berman Inc. ("Asset Purchase Agreement") are not consummated concurrently.

BOARD CONSIDERATIONS

         Based on their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Lipper Board and the Neuberger Board have determined that the Transaction is in the best interests of shareholders of Lipper Fund and the best interests of Acquiring Fund, respectively. See "Information Relating to Proposal 1 - Board Considerations." Accordingly, the Lipper Board has submitted the Conversion Plan for the approval of Lipper Fund's shareholders.

EVENTS PRECEDING THE TRANSACTION

         Lipper L.L.C., the investment adviser of Lipper Fund, is an affiliate of Lipper L.P., which serves as Lipper Fund's distributor. Lipper L.P. is a privately owned investment management and investment banking firm founded in 1987. Lipper & Company serves as the general partner and/or investment adviser to U.S. and non-U.S. funds and investment accounts and as investment adviser to other series of Corporation.

         On March 26, 2002, the general partners of Lipper & Company's private investment partnerships invested primarily in hedged convertible securities informed investors that those partnerships were being liquidated in other than the normal course of operations as a result of the significant reduction in the valuation of those portfolios. The SEC is conducting an investigation of those partnerships, as well as Lipper L.P. and certain of its affiliates. It is possible that litigation against one or more of these entities and certain individuals could result.

         On April 24, 2002, Corporation announced that it was closing the Lipper U.S. Equity Fund and Lipper Mergers Fund to new purchases and liquidating those series and, subject to shareholder approval and certain other conditions, would seek to have Lipper Fund reorganized into a new series of the Trust.

REASONS FOR THE TRANSACTION

         The primary reason for this proposed Transaction is to provide for the ongoing management of Lipper Fund, following the determination of that Fund's investment adviser, Lipper L.L.C., and distributor, Lipper L.P., and certain of their affiliates to exit the business of providing investment management and advisory services for investment vehicles and managed accounts investing primarily in high-yield debt securities. In approving the Transaction, the Lipper Board considered, among other things, (a) the fact that Lipper & Company determined that they would exit the business of providing investment management and advisory services for investment vehicles and managed accounts investing primarily in high-yield debt securities; (b) the fact that the newly organized Acquiring Fund would have investment objectives and principal investment strategies substantially identical to those of Lipper Fund; (c) the fact that Wayne Plewniak has agreed to become the Senior Portfolio Manager, and each of Daniella Lipper Coules and Robert S. Franklin has agreed to become a Portfolio Manager of the Neuberger Berman High Yield Fixed Income Group overseeing Acquiring Fund upon completion of the Transaction; (d) the fact that the newly organized Acquiring Fund would have shareholder fees and expenses substantially identical to, and in the case of Lipper Fund Retail Class lower than, those of Lipper Fund; (e) the status of the Transaction as a tax-free transaction; (f) the exchange of Lipper Fund shares for Acquiring Fund shares will be at net asset value, and the sharing of the costs of the Transactions between Lipper L.L.C. and NB Management, and the result that the Transaction would therefore not dilute the shareholders of Lipper Fund; (g) the fact that pursuant to the Asset Purchase Agreement, Lipper L.L.C. and Neuberger Berman Inc. have undertaken to use their reasonable best efforts to cause Trust to comply with
Section 15(f) of the 1940 Act in connection with the Transaction. Compliance with section 15(f) requires that for a period of three years after the closing at least 75% of the Trustees of Acquiring Fund will be non-interested persons of Lipper L.L.C. and NB Management and that there is not imposed an unfair burden on Acquiring Fund as a result of the Transaction; (h) the fact that utilization by Acquiring Fund of pre-Transaction capital losses realized by Lipper Fund could be subject to limitation in future years; and (i) the reputation, capabilities and financial resources of NB Management, which would serve as investment adviser, administrator and distributor to Acquiring Fund, and its ability to provide services of the same nature and at least the same quality as Lipper & Company.

FEDERAL INCOME TAX CONSEQUENCES

         Corporation and Trust will receive an opinion of Kirkpatrick & Lockhart LLP, Trust's counsel, substantially to the effect that Lipper Fund's transfer of its assets to Acquiring Fund in exchange solely for the latter's Investor Class shares and its assumption of Lipper Fund's liabilities, followed by Lipper Fund's distribution of those shares PRO RATA to its shareholders in exchange for their Lipper Fund shares, will qualify as a tax-free "reorganization" as defined in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund nor their shareholders will recognize any gain or loss as a direct result of the Transaction. See "Information Relating to Proposal 1 -- Federal Income Tax Consequences" for more information regarding the federal income tax consequences of the Transaction.



OVERVIEW OF LIPPER FUND AND ACQUIRING FUND

INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND PRINCIPAL RISKS OF THE LIPPER FUND AND ACQUIRING FUND

         Since Acquiring Fund has been created as a shell series of Neuberger Berman Income Funds solely for the purpose of the Transactions, it has investment objectives and policies and principal investment strategies that are substantially identical to those of Lipper Fund. The description below describes how the Acquiring Fund will be managed, which is substantially identical to how Lipper Fund is currently managed.

GOAL AND STRATEGY

         The primary investment objective of Acquiring Fund is high total returns consistent with capital preservation.

         To pursue this goal, Acquiring Fund normally will invest primarily in a diversified portfolio of U.S. intermediate-term high yield corporate bonds (sometimes known as junk bonds) with maturities of 10 years or less rated at the time of investment "Baa1" to "B3" by Moody's Investors Service, Inc. ("Moody's") or "BBB+" to "B-" by Standard & Poor's ("S&P"), or bonds deemed by NB Management to be of comparable quality. These bonds are below investment grade and, under rating agency guidelines, involve a greater risk than investment grade bonds that the issuer will default in the timely payment of interest and principal or comply with the other terms of the contract over a period of time.

         Acquiring Fund will focus on high yield bonds with a target yield of 300-500 basis points above the U.S. Treasury security of corresponding maturity, and seeks to maintain an average credit quality of "Ba3" by Moody's or "BB-" by S&P by concentrating on the middle to high end of the non-investment-grade spectrum. Acquiring Fund will invest its assets in a broad range of issuers and industries. Acquiring Fund's portfolio normally expects to have an assumed dollar-weighted average maturity between five and seven years. Acquiring Fund will manage credit risk and minimize interest rate risk through credit analysis, credit diversity and emphasis on short- to intermediate- term maturities. Depending on market and issuer-specific conditions, Acquiring Fund will generally sell any bonds that fall below "B3" by Moody's or "B-" by S&P with in a reasonable period of time.

         Acquiring Fund is suitable for investors who seek a total return in excess of the return typically offered by U.S. Treasury securities and who are comfortable with the risks associated with investing in U.S. intermediate-term, high yield bonds of the credit quality in which Acquiring Fund will invest.

         "High yield bonds" are fixed income securities rated below investment grade that typically offer investors higher yield than other fixed income securities. The higher yields are justified by the weaker credit profile of high yield issuers as compared to investment grade issuers. High yield bonds include debt obligations of all types issued by U.S. and non-U.S. corporate and governmental issuers, including bonds, debentures and notes, and preferred stocks that have priority over any other class of stock of the issuer as to the distribution of assets or the payment of dividends. A high yield bond itself may be convertible into or exchangeable for equity securities, or it may carry with it the right to acquire equity securities evidenced by warrants attached to the bond or acquired as part of a unit with the bond.

         Debt securities differ in their interest rates and maturities, among other factors. NB Management's expectations as to future changes in interest rates will influence the maturity of the debt securities comprising Acquiring Fund's portfolio. For example, if NB Management expects interest rates to rise, it may invest more heavily in bonds with shorter maturities, with the intention of benefiting Acquiring Fund from purchases of longer-term bonds after rates have risen. Conversely, if NB Management expects interest rates to fall, it may invest more heavily in bonds with longer maturities, with the intention of taking advantage of the high rates then available. Under normal market conditions, NB Management anticipates that Acquiring Fund's portfolio will have an assumed dollar-weighted average maturity between five and seven years. By maintaining such a maturity, over the course of a year NB Management can reinvest approximately 20% of Acquiring Fund's capital at current rates, minimizing potential volatility in a changing interest rate environment.

MAIN RISKS

         The value of Acquiring Fund's shares will fluctuate in response to:

      o changes in interest rates; generally when interest rates decline, the value of Acquiring Fund's investments will rise; conversely, when interest rates rise, the value of Acquiring Fund's investments will decline; as a general matter, the longer the maturity of the portfolio, the greater is the effect of interest rate change;

     o changes in the actual and perceived creditworthiness of the issuers of Acquiring Fund's investments;

     o   social, economic or political factors;

     o factors affecting the industry in which a particular issuer operates, such as competition or technological advances; and

     o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.

         Acquiring Fund will invest in bonds rated below investment grade. High yield bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default in the timely payment of principal and interest. In addition, Acquiring

Fund may engage in active and frequent trading to achieve Acquiring Fund's investment objective, which may result in increased transaction costs and adverse tax consequences.

OTHER RISKS

         Acquiring Fund may use certain practices and securities involving additional risks.

         The use of certain derivatives to hedge interest rate risk could affect Acquiring Fund's performance if the derivatives do not perform as expected.

         Foreign securities could add to the ups and downs in Acquiring Fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

         When Acquiring Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high quality short-term debt instruments. This could help Acquiring Fund avoid losses but may mean lost opportunities.

PERFORMANCE INFORMATION

         The performance information presented below is that of Lipper Fund Premier Class. As a new fund, Acquiring Fund has no assets and no operations. Accordingly, it has no performance history to report. Acquiring Fund will adopt the performance history of Lipper Fund's Premier Class if, and when, the Transaction has been approved by Lipper Fund shareholders and the assets of Lipper Fund have been transferred to Acquiring Fund.

         The charts below provide an indication of the risks of investing in shares of Lipper Fund. The bar chart shows how performance has varied from year to year. This information is based on past performance; it is not a prediction of future results. Returns in certain periods shown would have been less if Lipper L.L.C. had not reimbursed certain expenses of Lipper Fund.

------------------------------------------------------------------------------------------------------------------------------------
                              YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR [BAR CHART]*
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    1993          1994         1995         1996         1997         1998         1999         2000         2001
------------------------------------------------------------------------------------------------------------------------------------
   14.29%         0.47%       14.42%       11.01%       11.22%        3.61%        4.20%        4.81%        9.27%
------------------------------------------------------------------------------------------------------------------------------------

* Reflects performance of the Fund for the period April 1, 1996 through December 31, 2001 and the performance of Lipper Fund's predecessor partnership for the period February 1, 1992 (date of inception) through March 31, 1996, as applicable. On April 1, 1996, Lipper Fund's predecessor partnership transferred its assets to Lipper Fund in exchange for Lipper Fund's Premier Class Shares. The investment policies, objectives, guidelines and restrictions of Lipper Fund are in all material respects equivalent to those of its predecessor partnership. As a mutual fund registered under the 1940 Act, Lipper Fund is subject to certain restrictions under the 1940 Act and the Code to which its predecessor partnership was not subject. Had Lipper Fund's predecessor partnership been registered under the 1940 Act and subject to the provisions of the 1940 Act and the Code, its investment performance may have been adversely affected.

AVERAGE ANNUAL TOTAL % RETURNS

         The following table provides some indication of the risks of investing in Lipper Fund* by comparing the average annual return of Lipper Fund for the one- and five- year periods ending December 31, 2001 and the period from inception to December 31, 2001 to that of the Lehman Brothers BB Intermediate Bond Index, an index comprised of BB-rated corporate bonds with maturities of less than ten years, and the average total return generated by the 372 high yield mutual funds tracked by Morningstar, Inc.:


---------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR      5 YEARS**      SINCE INCEPTION**
---------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES
---------------------------------------------------------------------------------------------------------------------
Premier Class Shares                                                9.27%         6.58%               8.37%
---------------------------------------------------------------------------------------------------------------------
Retail Class Shares                                                 8.61%         6.13%               8.12%
---------------------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
Premier Class Shares                                                6.15%         2.99%               6.22%
---------------------------------------------------------------------------------------------------------------------
Retail Class Shares                                                 5.58%         2.61%               6.01%
---------------------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
---------------------------------------------------------------------------------------------------------------------
Premier Class Shares                                                5.59%         3.45%               5.86%
---------------------------------------------------------------------------------------------------------------------
Retail Class Shares                                                 5.20%         3.11%               5.66%
---------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS BB INTERMEDIATE BOND INDEX#                         10.15%        6.56%               8.57%
---------------------------------------------------------------------------------------------------------------------
MORNINGSTAR HIGH YIELD BOND FUNDS+                                  1.70%         1.31%                N/A
---------------------------------------------------------------------------------------------------------------------

* Effective April 1, 2002, Lipper Fund's Group Retirement Plan Class was eliminated and those shares were converted into Premier Class Shares or Retail Class Shares, as appropriate. Average Annual Returns for the Group Retirement Plan Shares for the one- and five- year periods ending December 31, 2001 and the period from inception to December 31, 2001 were 8.70%, 6.17% and 8.13%, respectively.

** Reflects performance of the Fund for the period April 1, 1996 through December 31, 2001 and the performance of Lipper Fund's predecessor partnership for the period February 1, 1992 (date of inception) through March 31, 1996, as applicable. On April 1, 1996, Lipper Fund's predecessor partnership transferred its assets to Lipper Fund in exchange for Lipper Fund's Premier Class Shares. The investment policies, objectives, guidelines and restrictions of Lipper Fund are in all material respects equivalent to those of its predecessor partnership. As a mutual fund registered under the 1940 Act, Lipper Fund is subject to certain restrictions under the 1940 Act and the Code to which its predecessor partnership was not subject. Had Lipper Fund's predecessor partnership been registered under the 1940 Act and subject to the provisions of the 1940 Act and the Code, its investment performance may have been adversely affected.

# Unlike Lipper Fund's returns, the total returns for the Lehman Brothers BB Intermediate Bond Index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing, which would reduce returns, and do not include the effect of taxes. Average Annual Total Return Since Inception for the Lehman Brothers BB Intermediate Bond Index reflects average annual total return for the period February 1, 1992 through December 31, 2001.

+Returns for the Morningstar High Yield Bond Funds include the reinvestment of dividends and capital gains but do not include the effect of taxes.

COMPARATIVE FEE TABLE

         The table set forth below shows (a) shareholder fees and annual operating expenses for the Lipper Fund Retail Class and Premier Class for the fiscal year ended December 31, 2001; and (b) the estimated expenses Acquiring Fund Investor Class expects to incur during the fiscal year ended October 31, 2002. None of Lipper Fund's Retail Class or Premier Class or Acquiring Fund's Investor Class charges you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses.

----------------------------------------------------------------------------------------------------------------------
                                                   LIPPER FUND PREMIER       LIPPER FUND          ACQUIRING FUND
                                                          CLASS             RETAIL CLASS          INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                          None+                None+                  None
----------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (%
of net  assets).  These  are
deducted  from fund  assets,
so you pay them indirectly.
----------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                            0.75%++             0.75%++                0.75%*
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                  None                0.25%                   None
----------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                              0.40%              0.40%                  0.26%**
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                        1.15%++            1.40%++                1.01%
----------------------------------------------------------------------------------------------------------------------
EXPENSE REIMBURSEMENT                                     See ++               See ++                 0.01%
----------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                              See ++               See ++                 1.00%***
----------------------------------------------------------------------------------------------------------------------

+Lipper Fund imposes a 1.00% Redemption Fee and 1.00% Exchange Fee on Lipper Fund shares that are redeemed or exchanged 30 days or less from the date of purchase. In addition, Lipper Fund may, upon 60 days prior written notice, charge you a nominal fee in connection with an exchange although it does not currently do so.
++Lipper L.L.C.  voluntarily waived a portion of its Management
Fee during the 2001 fiscal year. As a result, the actual Management Fee was 0.60% for each of Lipper Fund's share classes and the total Annual Fund Operating Expenses were 1.00% for Lipper Fund Premier Class shares and 1.25% for Lipper Fund Retail Class shares.
*Computed daily and paid monthly.
**Other expenses are based on estimated amounts for the current fiscal year. ***NB Management has contractually agreed to reimburse certain expenses of Acquiring Fund through 10/31/05, so that the total annual operating expenses of Acquiring Fund are limited to 1.00% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. Acquiring Fund has agreed to repay NB Management for expenses reimbursed to Acquiring Fund provided that repayment does not cause Acquiring Fund's annual operating expenses to exceed 1.00% of its average net assets. Any such repayment must be made within three years after the year in which NB Management incurred the expense.

         Acquiring Fund will not pay distribution (12b-1) fees for its Investor Class shares. Lipper Fund Retail Class currently pays an annual fee of 0.25% of the value of the average daily net assets of the Lipper Fund's Retail Class to defray the costs of distributing that class. NB Management has traditionally allocated an amount of its own assets to distribution of Investor Class shares and intends to continue to do so. This will result in a reduction of overall fees for Lipper Fund Retail Class shareholders.

EXPENSE EXAMPLE

         The expense example can help you compare costs between your class of Lipper Fund shares and Acquiring Fund Investor Class if the Transaction is approved. The expense example assumes that you invested $10,000 for the periods shown assuming you redeem at the end of the period, that you earned a hypothetical 5% total return each year, and that the Funds' expenses were those shown in the tables above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


----------------------------------------------------------------------------------------------------------------------
                                                          1 YEAR           3 YEARS         5 YEARS        10 YEARS
----------------------------------------------------------------------------------------------------------------------

LIPPER FUND PREMIER CLASS*                                 $117             $365            $633           $1,398
----------------------------------------------------------------------------------------------------------------------
LIPPER FUND RETAIL CLASS*                                  $143             $443            $766           $1,680
----------------------------------------------------------------------------------------------------------------------
ACQUIRING FUND INVESTOR CLASS                              $102             $318            $555           $1,233
----------------------------------------------------------------------------------------------------------------------


*The example reflects Lipper Fund's total operating expenses before taking into consideration that Lipper L.L.C. voluntarily waived a portion of its Management Fee during the 2001 fiscal year. If you consider the effects of this voluntary waiver, your costs for the one, three, five and ten year periods would be $102, $318, $552 and $1,225 respectively, for Lipper Fund Premier Class shares, and $127, $397, $686, and $1,511, respectively, for Lipper Fund Retail Class shares.

MANAGEMENT AND ARRANGEMENTS WITH SERVICE PROVIDERS

         Responsibility to oversee management of Lipper Fund rests with the Lipper Board. The investment adviser to Lipper Fund is Lipper L.L.C., 101 Park Avenue, 6th Floor, New York, New York 10178-0694. Lipper L.L.C. is an affiliate of Lipper L.P., which serves as Lipper Fund's principal underwriter and distributor. ALPS Mutual Fund Services, Inc., 370 17th Street, Suite 3100, Denver, Colorado 80202, serves as Lipper Fund's administrator and transfer agent and Custodial Trust Company, 101 Carnegie Center Princeton, New Jersey 08540, serves as Lipper Fund's custodian.

         Responsibility to oversee management of Acquiring Fund rests with the Neuberger Board. The investment manager to Acquiring Fund will be NB Management, a wholly-owned subsidiary of Neuberger Berman Inc., located at 605 Third Avenue, 2nd Floor, New York, New York 10158-0180. Another wholly-owned subsidiary of Neuberger Berman Inc., Neuberger Berman, LLC, 605 Third Avenue, 2nd Floor, New York, New York 10158-3698 will be sub-adviser to Acquiring Fund. The sub-advisory agreement provides that Neuberger Berman, LLC will furnish to NB Management, the same type of investment recommendations and research that Neuberger Berman, LLC, from time to time, provides to its principals and employees for use in managing client accounts. The fees of the sub-adviser will be paid by NB Management and not by Acquiring Fund. NB Management also will serve as the administrator of Acquiring Fund and the distributor of its shares. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts

02110 ("State Street") will serve as Acquiring Fund's custodian and transfer agent.

         Upon completion of the transactions provided for in the Asset Purchase Agreement, Wayne Plewniak has agreed to become the Senior Portfolio Manager and Daniella Lipper Coules has agreed to become a Portfolio Manager in the Neuberger Berman High Yield Fixed Income Group. Mr. Plewniak and Ms. Coules, along with Robert S. Franklin, a member of the portfolio management team of Neuberger High Yield Bond Fund, will manage Acquiring Fund. Mr. Plewniak and Ms. Coules will also each become a Managing Director of Neuberger Berman, LLC, and a Vice President of NB Management.

PURCHASES

         Lipper Fund Retail Class and Premier Class shares are and Acquiring Fund Investor Class shares will be sold on a continuous basis at net asset value with no sales charges. The net asset value of each class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Purchases of each class of shares may be made by check or by wire. Purchases of Acquiring Fund may also be made by phone or by setting up a systematic investment program. Shareholders of each Fund may reinvest their dividends in Fund shares. Minimum additional investments of Acquiring Fund must be at least $1,000 but can be as little as $100 if payment is made by check and any systematic investments can be as little as $100. Minimum additional investments of both the Premier Class and Retail Class (non
IRA) shares of Lipper Fund is $2,500; for Retail Class (IRA) shares it is $250.

EXCHANGES

         Shares of each class of Lipper Fund and Acquiring Fund may be exchanged on any business day at their net asset value for shares of the same class of another series of Corporation or another series of Trust, respectively. Such exchanges will be treated as taxable sales for federal income tax purposes. Exchanges may be made by telephone or in writing by mail. Exchanges of Acquiring Fund for a first investment in another series of Trust must be for at least $2,000 and additional investments by exchange must be for at least $1,000.

         Lipper Fund imposes a 1.00% fee (short-term trading fee) on Lipper Fund shares exchanged 30 days or less from the date of purchase. The fee is based on the shares' net asset value at exchange and deducted from the amount exchanged. It does not apply to shares acquired through reinvestment of distributions. Acquiring Fund has no present intention to charge an exchange fee.

TRANSFER OF REGISTRATION

         Lipper Fund and Acquiring Fund allow you to transfer the registration of your shares to another person.

DIVIDENDS AND OTHER DISTRIBUTIONS

         Lipper Fund does, and Acquiring Fund will, pay out to shareholders substantially all of its respective net investment income and realized net capital gains, if any. Lipper Fund declares and pays income dividends monthly. Acquiring Fund will declare income dividends daily and pay them monthly. Any capital gain distributions are made once a year (in December). Income dividends and capital gain distributions are automatically reinvested in Fund shares of the same class at the net asset value of that class at the time of reinvestment, unless otherwise indicated in the purchase application or in writing that the Fund should pay dividends and capital gains distributions on shares in cash to your account. Acquiring Fund also will permit shareholders to (1) receive all distributions in cash or (2) reinvest capital gain distributions but receive income distributions in cash. Acquiring Fund will distribute net capital gain, if any, with the last dividend for the calendar year. It may make additional distributions and/or pay dividends at other times if necessary to avoid federal income or excise taxes.

REDEMPTION PROCEDURES

         Shares of Lipper Fund and Acquiring Fund are redeemable on any business day at a price equal to the net asset value of the shares at the next time it is calculated after receipt of a redemption request in good order. Shares of each Fund may be redeemed in writing by sending a letter or by telephone. Shares of Acquiring Fund also may be redeemed under a Systematic Withdrawal Plan or on the Internet, and shares valued up to $50,000 also may be redeemed by sending a written request by fax. All phone orders to sell shares of Acquiring Fund must be for at least $1,000 unless you are closing out an account. To use the systematic withdrawal feature, Acquiring Fund requires a $5,000 balance and withdrawals of at least $100.

         Each Fund gives shareholders the option of having their redemption proceeds wired to a designated bank account. For this service the Acquiring Fund charges an $8 wire fee if the total balance in all Neuberger Berman fund accounts is less than $200,000.

         Acquiring Fund requires a signature guarantee when you are selling more than $50,000 worth of shares or when proceeds are to be sent by wire or electronic transfer to a bank account not designated in advance. Lipper Fund requires a signature guarantee if you want your: (a) redemption proceeds sent to another person, (b) redemption proceeds sent to an address other than your registered address, or (c) shares transferred to another person.

         Acquiring Fund does not issue stock certificates. Any outstanding certificates for Lipper Fund shares will be cancelled in the Transaction and will have no further value.

         Lipper Fund imposes a 1.00% fee (short-term trading fee) on Lipper Fund shares redeemed 30 days or less from the date of purchase. The fee is based on the shares' net asset value at redemption and deducted from the redemption proceeds. It does not apply to shares acquired through reinvestment of distributions. Acquiring Fund has no present intention to charge a redemption fee.

         FOR MORE INFORMATION RELATING TO PURCHASING AND SELLING OF SHARES OF LIPPER FUND, SEE LIPPER FUND'S PROSPECTUS DATED APRIL 30, 2002 ("LIPPER PROSPECTUS") INCORPORATED HEREIN BY REFERENCE, AND FOR MORE INFORMATION RELATING TO PURCHASING AND SELLING SHARES OF ACQUIRING FUND, SEE APPENDIX B.

SHAREHOLDER RIGHTS

         The following table compares the shareholder rights of Lipper Fund and Acquiring Fund:


-------------------------------------------------------------------------------------------------------------------------
               CATEGORY                               LIPPER FUND                             ACQUIRING FUND
-------------------------------------------------------------------------------------------------------------------------

1. Par Value                             Each share has a par value of $.001       Each share has a par value of $.001
-------------------------------------------------------------------------------------------------------------------------
2. Preemptive Rights                     None                                      None
-------------------------------------------------------------------------------------------------------------------------
3. Preference                            None                                      None
-------------------------------------------------------------------------------------------------------------------------
4. Appraisal Rights                      None                                      None
-------------------------------------------------------------------------------------------------------------------------
5. Exchange Rights                       None                                      None
(not including the right to exchange
among Funds)
-------------------------------------------------------------------------------------------------------------------------
6. Shareholder Rights                    None                                      No right to call for any partition
                                                                                   or division of property, profits,
                                                                                   rights or interest of the Trust
-------------------------------------------------------------------------------------------------------------------------
7. Personal Liability of Shareholders    None                                      None
-------------------------------------------------------------------------------------------------------------------------
8. Annual Meetings                       No annual meeting required, unless        No annual meeting required, unless
                                         required under the 1940 Act               required under the 1940 Act
-------------------------------------------------------------------------------------------------------------------------
9. Right to call meeting of              Shall be called upon request of           Shall be called upon request of
shareholders                             shareholders owning at least 25% of       shareholders owning at least 10% of
                                         the  votes  entitled  to be cast at the
                                         the outstanding  shares meeting,  or in
                                         the  case  of  removal  of one or  more
                                         directors,   10%  of  the   outstanding
                                         voting securities
-------------------------------------------------------------------------------------------------------------------------
10. Notice of meetings                   Mailed or transmitted by electronic       Mailed to each shareholder entitled
                                         mail or by any other electronic           to vote at least 15 days prior to
                                         means to each shareholder entitled        the meeting
                                         to vote at least 10 days, but no
                                         more than 90 days before the meeting
-------------------------------------------------------------------------------------------------------------------------
11. Record date for meetings             Directors may fix in advance a date       Trustees may fix in advance a date
                                         up to 90 days and not less than 10        up to 90 days before the meeting
                                         days prior to the meeting
-------------------------------------------------------------------------------------------------------------------------
12. Election of Directors or Trustees    A plurality of votes cast at a            A plurality
                                         meeting where there is a quorum
                                         present
-------------------------------------------------------------------------------------------------------------------------


                                       23

-------------------------------------------------------------------------------------------------------------------------
13. Adjournment of meetings              A majority of shares present in           A majority of shares present in
                                         person or by proxy and entitled to        person or by proxy and entitled to
                                         vote                                      vote
-------------------------------------------------------------------------------------------------------------------------
14. Removal of Directors or Trustees     May be removed by the affirmative         May be removed at a shareholder
by Shareholders                          vote of a majority of all votes           meeting by a vote of shareholders
                                         entitled to be cast for the election      owning at least 2/3 of the
                                         of directors                              outstanding shares of the Trust
-------------------------------------------------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS

         Financial Highlights tables showing data from the Lipper Prospectus are included in Appendix C. Acquiring Fund currently has no Financial Highlights information since its registration statement is currently pending with the SEC and it has not yet commenced operations. If the Transaction is approved by Lipper Fund shareholders and certain other conditions are satisfied, Acquiring Fund will assume Lipper Fund's Premier Class Financial Highlights information after the Transaction takes place.



INFORMATION RELATING TO PROPOSAL 1

DESCRIPTION OF THE AGREEMENT AND PLAN OF CONVERSION AND TERMINATION

         The Neuberger Board on behalf of Acquiring Fund, and the Lipper Board on behalf of Lipper Fund, including in each case all of the independent directors/trustees in attendance (except one member of the Neuberger Board who recused himself) who are not "interested persons" of Trust or Corporation within the meaning of Section 2(a)(19) of the 1940 Act, propose that Lipper Fund be reorganized into Acquiring Fund, and that each Lipper Fund shareholder become a shareholder of Acquiring Fund. The terms and conditions under which that Transaction will be consummated are set forth in the Conversion Plan. Significant provisions of that Plan are summarized below; however, this summary is qualified in its entirety by reference to that Plan, the form of which is attached as Appendix A-1 to this Prospectus/Proxy Statement.

         The   Conversion   Plan   provides  the  details  of  the  Lipper  Fund
Transaction. In essence, that Transaction will have three steps:

     o First, if Lipper Fund shareholders approve the Conversion Plan, Lipper Fund will transfer all of its assets to Acquiring Fund. In exchange, Lipper Fund will receive Investor Class shares of Acquiring Fund with an aggregate net asset value equal to the value of the assets Lipper Fund is transferring (net of Lipper Fund's liabilities) calculated as of the close of business on the date of the Transaction, and Acquiring Fund will assume all of Lipper Fund's liabilities.

     o Second, Acquiring Fund, through its transfer agent, will open an account for each Retail Class or Premier Class shareholder of Lipper

         Fund and will credit each such account with Investor Class shares of Acquiring Fund having the same aggregate net asset value as Lipper Fund shares that the shareholder owned on the date of the Transaction.

     o   Third, Lipper Fund will dissolve.

         On the day of the Transaction, Lipper Fund shareholders will receive shares of Acquiring Fund with the same total value as their shares of Lipper Fund. Because Lipper Fund is a series of a registered investment company whose shareholders can redeem their shares at any time for their net asset value, there are no appraisal rights for those shareholders that vote against the Proposal.

         The assets of Lipper Fund to be acquired by Acquiring Fund will include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on the books of Lipper Fund and other property of any kind owned by Lipper Fund as of the close of business on the Closing Date or at such other time at which Corporation and Trust may agree ("Effective Time"). The investment policies and limitations of the two Funds are sufficiently similar that it will not be necessary for Lipper Fund to dispose of any assets or for Acquiring Fund to dispose of any of the assets it receives from Lipper Fund in order for Acquiring Fund to operate within its investment policies and limitations after the consummation of the Transaction. However, sales of certain assets formerly held by Lipper Fund may be desirable based upon Acquiring Fund's general investment strategy and general market conditions as they exist following the Transaction. Those sales may result in the recognition of gains for tax purposes that will have to be distributed to, and thus taxed to, Acquiring Fund shareholders. There is no present intention, however, that Acquiring Fund will sell or otherwise dispose of any of the assets transferred to it by Lipper Fund, except for dispositions made in the ordinary course of its business and dispositions necessary to maintain its status as a regulated investment company.

         Acquiring Fund will assume all liabilities of Lipper Fund, if any. However, Lipper Fund will utilize its best efforts to discharge all of its known liabilities that are due prior to the Closing Date.

         The value of Lipper Fund's assets to be acquired and the amount of its liabilities to be assumed by Acquiring Fund and the net asset value of a share of Acquiring Fund will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date and will be determined in accordance with the valuation procedures described in Lipper Funds' then-current Prospectus and Statement of Additional Information. Securities and other assets for which market quotations are not readily available will be valued by a method that the Lipper Board believes accurately reflects fair value.

         As soon as practicable after the Closing Date, Lipper Fund will distribute PRO RATA to its shareholders of record as of the Effective Time the Investor Class shares of Acquiring Fund it receives in the Transaction, so that each shareholder of Lipper Fund will receive a number of full and fractional Investor Class shares of Acquiring Fund equal in value to the shareholder's Lipper Fund shares. Such distribution will be accomplished by opening accounts on the books of Acquiring Fund in the names of Lipper Fund shareholders and by transferring to these accounts the Investor Class shares of Acquiring Fund previously credited to the account of Lipper Fund on those books. Each shareholder account shall be credited with the PRO RATA number of Acquiring Fund's Investor Class shares due to that shareholder. Fractional shares of Acquiring Fund will be rounded to the third decimal place. Lipper Fund will be dissolved as soon as practicable thereafter.

         Accordingly, immediately after the Transaction, each former shareholder of Lipper Fund Retail Class and Premier Class will own Investor Class shares of Acquiring Fund with an aggregate value equal to the value of that shareholder's Lipper Fund shares immediately prior to the Transaction. Moreover, because Investor Class shares of Acquiring Fund will be issued at net asset value in exchange for the net assets of Lipper Fund that will equal the aggregate value of those shares, the net asset value per share of Acquiring Fund will be unchanged. Thus, the Transaction will not result in a dilution of the value of any shareholder account in Lipper Fund. However, if Neuberger Fund's shareholders approve the Transaction relating to their Fund, the Transaction will slightly reduce the percentage vote of each Lipper Fund shareholder below such shareholder's current percentage vote in Lipper Fund because, while the shareholder will have the same dollar amount invested initially in Acquiring Fund that he or she had invested in Lipper Fund, his or her investment will represent a smaller percentage of the combined net assets of Lipper Fund and Neuberger Fund.

         At or immediately before the Effective Time, Lipper Fund will pay to its shareholders a distribution in an amount large enough so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time. That distribution will be taxable to Lipper Fund's shareholders.

         Any transfer taxes payable upon issuance of Investor Class shares of Acquiring Fund in a name other than that of the registered holder of the shares on the books of Lipper Fund as of the Effective Time of transfer will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of Lipper Fund will continue to be its responsibility up to and including the Closing Date and thereafter until it is dissolved.

         The consummation of the Transaction is subject to a number of conditions set forth in the Conversion Plan. That Plan may be terminated and the Transaction abandoned at any time prior to the Closing Date by either Corporation or Trust if it determines that the Transaction would be inadvisable for Lipper Fund or Acquiring Fund, respectively. Corporation or Trust also may amend that Plan in any manner, provided that after Lipper Fund's shareholders' approval thereof, no such amendment may have a material adverse effect on their interests. Either Fund may change or postpone the Closing Date.

         Transaction expenses will be split equally between NB Management and Lipper L.L.C. However, if the Transaction is not consummated, NB Management and Lipper L.L.C. will each bear its own expenses incurred in relation to the Transaction.

         The Lipper Fund reorganization is not contingent on the Neuberger Fund reorganization taking place, however, the Lipper Fund reorganization is contingent on the closing of the transactions contemplated by the Asset Purchase Agreement. The Neuberger Fund reorganization will not take place if the Lipper Fund reorganization is not approved and consummated first.

         Consummation of the Transaction is subject to certain conditions relating to the Conversion Plan as set forth below:

     o   approval of the Conversion Plan by shareholders of Lipper Fund;

     o   receipt of certain legal opinions described in the Conversion Plan;

     o continuing material accuracy of the representations and warranties in the Conversion Plan;

     o   performance in all material respects of the Conversion Plan;

     o the transactions contemplated by the Asset Purchase Agreement being consummated concurrently with the Transaction; and

     o   certain other conditions described in the Conversion Plan.

         Trust, on behalf of Acquiring Fund, and Corporation, on behalf of Lipper Fund, may mutually agree to terminate the Conversion Plan at or prior to the Effective Time. Alternatively, either Corporation or Trust may decide unilaterally, with written notice to the other Fund, to terminate the Plan under certain circumstances. In addition, either Corporation or Trust may waive the other party's breach of a provision or failure to satisfy a condition of the Conversion Plan. Upon the consummation of the Transaction and transfer of the management of certain other funds and investment accounts managed by Lipper & Company to affiliates of NB Management, and upon the satisfaction of certain other conditions, Neuberger Berman Inc., has agreed to make payments to Lipper & Company based on the estimated earnings from Lipper Fund and the other transferred funds and investment accounts immediately preceding the closing date of the Transactions. Neuberger Berman Inc. may also be required to make scheduled future payments to Lipper & Company at the second and third anniversaries of the closing calculated on Neuberger Berman Inc.'s revenues from the transferred funds and investment accounts. Because of these payments, which may be substantial, Lipper & Company, and certain of its principals, including Kenneth Lipper (President and Chairman of the Board of The Lipper Funds) and Daniella Lipper Coules, have a material financial interest in the approval of the Transaction involving Lipper Fund. The Transaction will not be consummated if the transactions contemplated by the Asset Purchase Agreement are not consummated concurrently.

BOARD CONSIDERATIONS

         At meetings held on May 16 and May 20, 2002, the Lipper Board, on behalf of Lipper Fund, including all of the independent directors in attendance unanimously determined that the Transaction is in the best interests of Lipper Fund, and its shareholders.

         In considering the Transaction, the Lipper Board considered the following factors, among others:

         (1) the fact that Lipper & Company determined that they would exit the business of providing investment management and advisory services for investment vehicles and managed accounts investing primarily in high-yield debt securities;

         (2)      the  fact that the newly  organized  Acquiring Fund would have
investment   objectives  and  principal  investment   strategies   substantially
identical to those of Lipper Fund;

         (3) the fact that Wayne Plewniak has agreed to become the Senior Portfolio Manager and each of Daniella Lipper Coules and Robert S. Franklin has agreed to become a Portfolio Manager of the Neuberger Berman High Yield Fixed Income Group overseeing Acquiring Fund upon completion of the Transaction;

         (4) the fact that the newly organized Acquiring Fund would have shareholder fees and expenses substantially identical to, and in the case of Lipper Fund Retail Class lower than, those of Lipper Fund;

         (5)      the status of the Transaction as a tax-free transaction;

         (6) the fact that the exchange of Lipper Fund shares for Acquiring Fund shares will be at net asset value, and the sharing of the costs of the Transactions between Lipper L.L.C. and NB Management, with the result that the Transaction would therefore not dilute the shareholders of Lipper Fund;

         (7) the fact that pursuant to the Asset Purchase Agreement, Lipper L.L.C. and Neuberger Berman Inc. have undertaken to use their reasonable best efforts to cause the Trust to comply with Section 15(f) of the 1940 Act in connection with the Transaction. Compliance with section 15(f) requires that for a period of three years after the closing at least 75% of the Trustees of Trust will be non-interested persons of Lipper L.L.C. and NB Management and that there is not imposed an unfair burden on Acquiring Fund as a result of the Transaction;

         (8) the fact that utilization by Acquiring Fund of pre-Transaction capital losses realized by Lipper Fund could be subject to limitation in future years; and

         (9) the reputation, capabilities and financial resources of NB Management, which would serve as investment adviser, administrator and distributor to Acquiring Fund, and its ability to provide services of the same nature and at least the same quality as Lipper & Company.

         In considering the Transaction, the Lipper Board was aware of the fact that Lipper & Company is expected to receive substantial payments in connection with the transactions contemplated by the Asset Purchase Agreement including the proposed reorganization of Lipper Fund.

         The Lipper Board carefully reviewed certain "due diligence" materials related to Neuberger Berman Inc. and its subsidiaries. After consideration of the factors and other relevant information, the Lipper Board determined that the Transaction is in the best interests of Lipper Fund and its shareholders and unanimously approved the Conversion Plan and directed that it be submitted to shareholders for approval. The Lipper Board was advised by independent counsel in connection with the Transaction. THE LIPPER BOARD RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE CONVERSION PLAN AND THE TRANSACTIONS CONTEMPLATED THEREBY.

         At a meeting held on May 17, 2002, the Neuberger Board approved the Conversion Plan, finding that the Transaction is in the best interests of the Trust and its shareholders. In light of recent events affecting Lipper L.P. and certain of its affiliates (see the section entitled "Events Preceding the Transaction," on page __), the Neuberger Board inquired in detail about Neuberger Berman's due diligence of those events, about whether and to what extent they may have affected Lipper Fund, and about the valuation and liquidity of Lippper Fund's portfolio securities.

CAPITALIZATION

         Capitalization tables showing unaudited capitalization of Lipper Fund's Retail and Premier Class shares, Investor Class of Acquiring Fund shares and unaudited capitalization of the Funds on a pro forma combined basis after the Transactions covered in this Prospectus/Proxy Statement have been completed are included in Appendix D.

FEDERAL INCOME TAX CONSEQUENCES

         The exchange of Lipper Fund's assets for Acquiring Fund's Investor Class shares and the latter's assumption of Lipper Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(F) of the Code. Corporation and Trust will each receive an opinion of Kirkpatrick & Lockhart LLP, Trust's counsel ("Opinion"), substantially to the effect that:

                (1) Acquiring Fund's acquisition of Lipper Fund's assets in exchange solely for Acquiring Fund's Investor Class shares and the latter's assumption of Lipper Fund's liabilities, followed by Lipper Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Lipper Fund shares, will qualify as a "reorganization" as defined in section 368(a)(1)(F) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                (2) Lipper Fund will recognize no gain or loss on the transfer of its assets to Acquiring Fund in exchange solely for Investor Class shares of Acquiring Fund and the latter's assumption of Lipper Fund's liabilities or on the subsequent distribution of those shares to Lipper Fund's shareholders in constructive exchange for their Retail Class or Premier Class shares of Lipper Fund;

                (3) Acquiring Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Investor Class shares and its assumption of Lipper Fund's liabilities;

                (4) Acquiring Fund's basis in the transferred assets will be the same as Lipper Fund's basis therein immediately before the Transaction, and Acquiring Fund's holding period for those assets will include Lipper Fund's holding period therefor;

                (5) A Lipper Fund shareholder will recognize no gain or loss on the constructive exchange of all its Retail Class or Premier Class shares of Lipper Fund solely for Investor Class shares of Acquiring Fund pursuant to the Conversion Plan;

                (6) A Lipper Fund shareholder's aggregate basis in Acquiring Fund shares it receives in the Transaction will be the same as the aggregate basis in its Lipper Fund shares it constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include its holding period for those Lipper Fund shares, provided the shareholder held them as capital assets on the Closing Date;

                (7) For purposes of section 381 of the Code, Acquiring Fund will be treated as if there had been no Transaction. Accordingly, the Transaction will not result in the termination of Lipper Fund's taxable year, Acquiring Fund will take into account Lipper Fund's tax attributes enumerated in section 381(c) of the Code as if there had been no Transaction, and the part of Lipper Fund's taxable year before the Transaction will be included in Acquiring Fund's taxable year after the Transaction.

         The Opinion may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

         Utilization by Acquiring Fund after the Transaction of pre-Transaction capital losses realized by Lipper Fund could be subject to limitation in future years under the Code.

         Shareholders of Lipper Fund should consult their tax advisers regarding the effect, if any, of the Transaction in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Transaction, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Transaction.

                                      * * *

         Please see additional information about the Funds and about voting on the Proposal in the section entitled "Information Relating to Voting Matters for Lipper Fund and Neuberger Fund" at the end of Proposal 2.

PROPOSAL 2 - TO BE VOTED ON BY NEUBERGER FUND SHAREHOLDERS ONLY

TO APPROVE A PLAN OF REORGANIZATION AND TERMINATION ("REORGANIZATION PLAN") UNDER WHICH ACQUIRING FUND WOULD ACQUIRE ALL OF NEUBERGER FUND'S ASSETS IN EXCHANGE SOLELY FOR SHARES OF ACQUIRING FUND AND THE ASSUMPTION BY ACQUIRING FUND OF ALL OF NEUBERGER FUND'S LIABILITIES, FOLLOWED BY THE DISTRIBUTION OF THOSE SHARES TO THE SHAREHOLDERS OF NEUBERGER FUND AND THE DISSOLUTION OF NEUBERGER FUND.


SUMMARY

         The following is a summary of certain information relating to the proposed Transaction and is qualified in its entirety by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement and the Appendices attached.

ABOUT THE PROPOSED TRANSACTION

         The Board of Trustees of Neuberger Berman Income Funds ("Neuberger Board"), including all the Trustees in attendance (except one member who recused himself) who are not "interested persons" of Neuberger Berman Income Funds ("Trust") within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), propose Neuberger Fund be reorganized into Acquiring Fund, and that each Neuberger Fund shareholder become a shareholder of Acquiring Fund.

         The Transaction will have three steps:

     o First, if Neuberger Fund shareholders approve the Reorganization Plan, Neuberger Fund will transfer all of its assets to Acquiring Fund. In exchange, Neuberger Fund will receive Investor Class shares of Acquiring Fund with an aggregate net asset value equal to the value of the assets Neuberger Fund is transferring (net of Neuberger Fund's liabilities) calculated as of the close of business on the date of the Transaction and Acquiring Fund will assume all of Neuberger Fund's liabilities.

     o Second, Acquiring Fund, through its transfer agent, will open an account for each shareholder of Neuberger Fund and will credit each such account with shares of Acquiring Fund having the same aggregate net asset value as the shares of Neuberger Fund that the shareholder owned on the date of the Transaction.

     o   Third, Neuberger Fund will dissolve.

         Approval of the Reorganization Plan will constitute approval of the transfer of assets, the assumption of liabilities, the receipt of Acquiring Fund shares for Neuberger Fund shares, the distribution of Acquiring Fund shares and the dissolution of Neuberger Fund. A vote in favor of the Reorganization Plan will also, in effect, reflect your acknowledgement of the investment advisory arrangement for Acquiring Fund.

         Neither Neuberger Fund nor Acquiring Fund will charge any sales charge or fee of any kind to Neuberger Fund shareholders in connection with the Transaction.

         The new shares you receive will have the same total value as your Neuberger Fund shares as of the close of business on the day of the Transaction.

         For additional information about the conversion of Lipper Fund to Acquiring Fund, including information regarding payments to be made in connection with NB Management's assumption of responsibility for managing the assets now held by Lipper Fund, see Proposal 1, "Summary - About the Transaction."

BOARD CONSIDERATIONS

         Based on its evaluation of the information presented to it, and in light of its fiduciary duties under federal and state law, the Neuberger Board has determined that the Transaction is in the best interests of shareholders of Neuberger Fund and Acquiring Fund, respectively, and that the interests of existing shareholders of Neuberger Fund will not be diluted as a result of the Transaction. See "Information Relating to Proposal 2 - Board Considerations." Accordingly, the Neuberger Board has submitted the Reorganization Plan for the approval of Neuberger Fund's shareholders.

EVENTS PRECEDING THE TRANSACTION

         Lipper L.L.C., the investment adviser of Lipper Fund, is an affiliate of Lipper L.P., which serves as Lipper Fund's distributor. Lipper L.P. is a privately owned investment management and investment banking firm founded in 1987. Lipper & Company serves as the general partner and/or investment adviser to U.S. and non-U.S. funds and investment accounts and as investment adviser to other series of Corporation.

         On March 26, 2002, the general partners of Lipper & Company's private investment partnerships invested primarily in hedged convertible securities informed investors that those partnerships were being liquidated in other than the normal course of operations as a result of the significant reduction in the valuation of those portfolios. The SEC is conducting an investigation of those partnerships, as well as Lipper L.P. and certain of its affiliates. It is possible that litigation against one or more of these entities and certain individuals could result.

         On April 24, 2002, Corporation announced that it was closing the Lipper U.S. Equity Fund and Lipper Mergers Fund to new purchases and liquidating those series and, subject to shareholder approval and certain other conditions, would seek to have Lipper Fund reorganized into a new series of Trust.

REASONS FOR THE TRANSACTION

         The primary reason for this proposed Transaction is to provide for the more efficient operation of Neuberger Fund. Neuberger Fund has only $22 million in net assets, which results in higher operating costs per share and limited flexibility in its investment operations. The Neuberger Board believes that these problems can be lessened substantially if, along with or shortly after the expected reorganization of Lipper Fund into Acquiring Fund, Neuberger Fund is merged into that entity. In approving the Transaction, the Neuberger Board considered among other things, (a) the fact that the newly organized Acquiring Fund would have investment objectives and principal investment strategies substantially similar to those of Neuberger Fund; (b) the fact that the effect of the Transaction would be to place Neuberger Fund shareholders' assets in another Neuberger Berman Fund having the most nearly similar investment strategy with a minimum of administrative burden to shareholders; (c) the fact that Wayne Plewniak, the Portfolio Manager of Lipper Fund, will be the Senior Portfolio Manager of the Neuberger Berman High Yield Fixed Income Group overseeing Acquiring Fund; (d) the fact that shareholder interests would not be diluted in the proposed Transaction; (e) the status of the Transaction as a tax-free transaction; and (f) the sharing of the costs of the Transactions between Lipper L.L.C. and NB Management.

FEDERAL INCOME TAX CONSEQUENCES

         Neuberger Berman Income Funds will receive an opinion of Kirkpatrick & Lockhart LLP, its counsel, substantially to the effect that Neuberger Fund's transfer of its assets to Acquiring Fund in exchange solely for the latter's Investor Class shares and its assumption of Neuberger Fund's liabilities, followed by Neuberger Fund's distribution of those shares PRO RATA to its shareholders in exchange for their Neuberger Fund shares, will qualify as a tax-free "reorganization" as defined in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund nor their shareholders will recognize any gain or loss as a direct result of the Transaction. See "Information Relating to Proposal 2 -- Federal Income Tax Consequences," for more information regarding the federal income tax consequences of the Transaction.



OVERVIEW OF NEUBERGER FUND AND ACQUIRING FUND

INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND PRINCIPAL RISKS OF NEUBERGER FUND AND ACQUIRING FUND

         Acquiring Fund's investment objectives, strategies, policies and principal risks are outlined in the section entitled "Overview of Lipper Fund and Acquiring Fund" in Proposal 1. A comparison of the principal similarities and differences of Neuberger Fund and Acquiring Fund in these particular respects is provided in the following sections.

         The following table highlights the comparison between Neuberger Fund and Acquiring Fund with respect to their investment objectives and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:


----------------------------------------------------------------------------------------------------------------------
                                            NEUBERGER FUND                             ACQUIRING FUND
----------------------------------------------------------------------------------------------------------------------

PRINCIPAL                     High current income; capital                High total returns consistent with
INVESTMENT                    growth is a secondary goal                  capital preservation.
OBJECTIVE
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                     Diversified among many securities and       Diversified across a broad range of
INVESTMENT                    industries                                  issuers and industries
STRATEGIES
----------------------------------------------------------------------------------------------------------------------
                              Normally  invests  at  least  80% of        Focuses on high yield bonds
                              total  assets in high-yield, lower-         ("junk bonds"). At least 80% of
                              rated debt securities ("junk bonds")        its total assets normally in U.S.
                              rated below Baa by Moody's or BBB by        intermediate-term, high yield
                              S&P or comparable unrated securities        corporate bonds rated at the time
                                                                          of investment "Baal" to B3" by
                                                                          Moody's or "BBB+" to "B-"by
                                                                          S&P, or in comparable securities
----------------------------------------------------------------------------------------------------------------------
MATURITY                      May invest in securities of any             Individual securities normally 10 years
                              maturity                                    or less; dollar-weighted average
                                                                          portfolio maturity normally 5-7 years
----------------------------------------------------------------------------------------------------------------------

         Both Neuberger Fund and Acquiring Fund can invest in depositary receipts, convertible securities, warrants, illiquid and restricted securities, preferred stock, repurchase agreements, zero coupon securities, pay-in-kind bonds, discount obligations, when-issued and delayed delivery securities, U.S. Government obligations, hedging and derivatives, options and forward foreign currency exchange contracts, and can loan fund securities. Acquiring Fund can also invest in index securities, securities of other investment funds, bank obligations and short sales. Neuberger Fund can also invest in revenue bonds, resource recovery bonds, inflation-indexed securities, commercial paper, reverse repurchase agreements, banking and savings institution securities, variable or floating rate securities, demand and put features, money market funds, real estate-related instruments, foreign currency denominated securities, dollar rolls, futures contracts and options thereon, options on foreign currencies, indexed securities, swap agreements and direct debt agreements. Acquiring Fund can borrow for investment purposes but has no present intention to do so.

COMPARISON OF PRINCIPAL RISK FACTORS

         Neuberger Fund and Acquiring Fund face the same principal risk factors:

     o   changes in interest rates;

     o changes in the actual and perceived creditworthiness of the issuers of their investments;

     o   social, economic or political factors;

     o factors affecting the industry in which a particular issuer operates, such as competition or technological advances; and

     o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.

         Acquiring Fund will invest in bonds rated below investment grade. These bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default in the timely payment of principal and interest. In addition, Acquiring Fund may engage in active and frequent trading to achieve Acquiring Fund's investment objective, which may result in increased transaction costs and adverse tax consequences.

PERFORMANCE INFORMATION

         As a new fund, Acquiring Fund has no assets and no operations. Accordingly, it has no performance history to report. Acquiring Fund's Investor Class will assume the performance history of Lipper Fund's Premier Class, if Lipper Fund shareholders approve the Transaction and certain other conditions are satisfied. See the section entitled "Performance Information" in Proposal 1 for a discussion of Lipper Fund's Premier Class performance.

COMPARATIVE FEE TABLES

         The tables set forth below show (a) shareholder fees and annual operating expenses for Neuberger Fund Investor Class for the fiscal year ended October 31, 2001; and (b) the estimated expenses Acquiring Fund Investor Class expects to incur during the fiscal period ended October 31, 2002. Neither Class charges you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses.

----------------------------------------------------------------------------------------------------------------------
                                                               NEUBERGER FUND INVESTOR    ACQUIRING FUND INVESTOR
                                                                        CLASS                      CLASS
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         None                      None
----------------------------------------------------------------------------------------------------------------------
ANNUAL  OPERATING  EXPENSES (% of net  assets).
These are deducted from fund assets, so you pay
them indirectly.
----------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                         0.65%                      0.75%
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                None                      None
----------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                          1.40%                      0.26%*
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                    1.78%                      1.01%
----------------------------------------------------------------------------------------------------------------------
EXPENSE REIMBURSEMENT                                                   0.78%                      0.01%
----------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                            1.00%                      1.00%**
----------------------------------------------------------------------------------------------------------------------

*Other expenses are based on estimated amounts for the current fiscal year.
** NB Management has contractually agreed to reimburse certain expenses of Acquiring Fund through 10/31/05, so that the total annual operating expenses of Acquiring Fund are limited to 1.00% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. Acquiring Fund has agreed to repay NB Management for expenses reimbursed to Acquiring Fund provided that repayment does not cause Acquiring Fund's annual operating expenses to exceed 1.00% of its average net assets. Any such repayment must be made within three years after the year in which NB Management incurred the expense.

EXPENSE EXAMPLE

         The expense example can help you compare costs between Neuberger Fund Investor Class and Acquiring Fund Investor Class if the Transaction is approved. The expense example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Funds' expenses were those shown in the tables above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

----------------------------------------------------------------------------------------------------------------------
                                                               1 YEAR      3 YEARS       5 YEARS        10 YEARS
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NEUBERGER FUND INVESTOR CLASS                                  $102        $318          $552           $1,225
----------------------------------------------------------------------------------------------------------------------
ACQUIRING FUND INVESTOR CLASS                                  $102        $318          $555           $1,233
----------------------------------------------------------------------------------------------------------------------

PURCHASES, REDEMPTIONS AND EXCHANGES

         Procedures to purchase, redeem and exchange shares in Neuberger Fund and Acquiring Fund are identical. See Appendix B for a discussion of how to buy, sell and exchange Acquiring Fund shares.

DIVIDENDS AND OTHER DISTRIBUTIONS

         Dividend and distribution procedures for Neuberger Fund and Acquiring Fund are identical. See Appendix B for a discussion of each Fund's dividend and distribution procedures.

         Following the  Transaction,  Acquiring  Fund will continue to honor the current distribution election of each shareholder of Neuberger Fund. A shareholder can change any distribution election by writing to State Street, the Funds' shareholder servicing agent.

MANAGEMENT AND ARRANGEMENTS WITH SERVICE PROVIDERS

         Responsibility to oversee management of both Neuberger Fund and Acquiring Fund rests with the Neuberger Board. The investment manager to Neuberger Fund and Acquiring Fund is and will be, respectively, Neuberger Berman Management Inc. ("NB Management"), a wholly-owned subsidiary of Neuberger Berman Inc., located at 605 Third Avenue, 2nd Floor, New York, New York 10158-0180. Another wholly-owned subsidiary of Neuberger Berman Inc., Neuberger Berman, LLC, 605 Third Avenue, 2nd Floor, New York, New York 10158-3698 is and will be, respectively, sub-adviser to Neuberger Fund and Acquiring Fund. NB Management also serves and will serve, respectively, as the administrator of Neuberger Fund and Acquiring Fund and the distributor of their shares. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 ("State Street") serves and will serve, respectively, as Neuberger Fund's and Acquiring Fund's custodian and transfer agent.

         If the Transaction is approved by Lipper Fund and Neuberger Fund shareholders and certain other conditions are satisfied, Wayne Plewniak has agreed to become the Senior Portfolio Manager and Daniella Lipper Coules has agreed to become a Portfolio Manager in the Neuberger Berman High Yield Fixed Income Group. Mr. Plewniak and Ms. Coules, along with Robert S. Franklin, a member of the portfolio management team of Neuberger High Yield Bond Fund, and a member of the Neuberger Berman High Yield Fixed Income Group will manage Acquiring Fund. Mr. Plewniak and Ms. Coules will also each become a Managing Director of Neuberger Berman, LLC, and a Vice President of NB Management.

SHAREHOLDER RIGHTS

         Shareholder rights in the two Funds are identical. See the table in the section entitled "Shareholder Rights" in Proposal 1 for a description of the Acquiring Fund's shareholder rights.

FINANCIAL HIGHLIGHTS

         Acquiring Fund currently has no Financial Highlights information since its registration statement is currently pending with the SEC and it has not yet commenced operations. If the Transaction is approved by Lipper Fund shareholders and certain other conditions are satisfied, Acquiring Fund will assume Lipper Fund's Premier Class Financial Highlights information after the Transaction takes place. Financial Highlights tables showing data from Lipper Fund's Prospectus, dated April 30, 2002 are included in Appendix C.

INFORMATION RELATING TO PROPOSAL 2

DESCRIPTION OF THE PLAN OF REORGANIZATION AND TERMINATION

         The Neuberger Board, including all the trustees in attendance (except one member who recused himself) who are not "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act, propose Neuberger Fund be reorganized into the Acquiring Fund, and that each Neuberger Fund shareholder become a shareholder of Acquiring Fund. The terms and conditions under which the Neuberger Fund Transaction will be consummated are set forth in the Reorganization Plan. Significant provisions of that Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, the form of which is attached as Appendix A-2 to this Prospectus/Proxy Statement.

         The Reorganization Plan provides the details of the Neuberger Fund Transaction. In essence, that Transaction will have three steps:

     o First, if Neuberger Fund shareholders approve the Reorganization Plan, Neuberger Fund will transfer all of its assets to Acquiring Fund. In exchange, Neuberger Fund will receive Investor Class shares of Acquiring Fund with an aggregate net asset value equal to the value of the assets Neuberger Fund is transferring (net of Neuberger Fund's liabilities) calculated as of the close of business on the date of the Transaction, and Acquiring Fund will assume all of Neuberger Fund's liabilities.

     o Second, Acquiring Fund, through its transfer agent, will open an account for each shareholder of Neuberger Fund and will credit each such account with Investor Class shares of Acquiring Fund having the same aggregate net asset value as the shares of Neuberger Fund that the shareholder owned on the date of the Transaction.

     o   Third, Neuberger Fund will dissolve.

         On the day of the Transaction, Neuberger Fund shareholders will receive shares of Acquiring Fund with the same total value as their shares of Neuberger Fund. Because Neuberger Fund is a series of a registered investment company whose shareholders can redeem their shares at any time for their net asset value, there are no appraisal rights for those shareholders that vote against the Proposal.

         The assets of Neuberger Fund to be acquired by Acquiring Fund will include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred or prepaid expenses shown as assets on the books of Neuberger Fund and other property of any kind owned by Neuberger Fund as of the close of business on the closing date of the Neuberger Fund Transaction ("Closing Date") or at such other time Trust determines, provided that if the Lipper Fund Transaction and the Neuberger Fund Transaction occur on the same day, the closing for the Neuberger Fund Transaction will occur immediately after the consummation of the Lipper Fund Transaction. The investment policies and limitations of the two Funds are sufficiently similar that it will not be necessary for Neuberger Fund to dispose of any assets or for Acquiring Fund to dispose of any of the assets it receives from Neuberger Fund in order for Acquiring Fund to operate within its investment policies and limitations after consummation of the Transaction. However, sales of certain assets formerly held by Neuberger Fund may be desirable based upon Acquiring Fund's general investment strategy and general market conditions as they exist following the Transaction. Those sales may result in the recognition of gains for tax purposes that will have to be distributed to, and thus taxed to, Acquiring Fund shareholders. There is no present intention, however, that Acquiring Fund will sell or otherwise dispose of any of the assets transferred to it by Neuberger Fund, except for dispositions made in the ordinary course of its business and dispositions necessary to maintain its status as a regulated investment company.

         Acquiring Fund will assume all liabilities of Neuberger Fund, if any. However, Neuberger Fund will utilize its best efforts to discharge all of its known liabilities prior to the Closing Date.

         The value of Neuberger Fund's assets to be acquired and the amount of its liabilities to be assumed by Acquiring Fund and the net asset value of a share of Acquiring Fund will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date and will be determined in accordance with the valuation procedures described in each Fund's then-current Prospectus and Statement of Additional Information. Securities and other assets for which market quotations are not readily available will be valued by a method that the Neuberger Board believes accurately reflects fair value. All computations described in this paragraph will be performed by State Street, which serves as custodian and transfer agent for each Fund, using to the extent possible prices provided by outside pricing services approved by the Neuberger Board.

         As soon as practicable after the Closing Date, Neuberger Fund will distribute PRO RATA to its shareholders of record as of the Effective Time the Investor Class shares of Acquiring Fund it receives in the Transaction, so that each shareholder of Neuberger Fund will receive a number of full and fractional Investor Class shares of Acquiring Fund equal in value to the shareholder's Neuberger Fund shares. Such distribution will be accomplished by opening accounts on the books of Acquiring Fund in the names of Neuberger Fund shareholders and by transferring to these accounts the Investor Class shares of Acquiring Fund previously credited to the account of Neuberger Fund on those books. Each shareholder account shall be credited with the PRO RATA number of Acquiring Fund's Investor Class shares due to that shareholder. Fractional shares of Acquiring Fund will be rounded to the third decimal place. Neuberger Fund will be dissolved as soon as practicable thereafter.

         Accordingly, immediately after the Transaction, each former shareholder of Neuberger Fund will own Investor Class shares of Acquiring Fund with an aggregate value equal to the value of that shareholder's Neuberger Fund shares immediately prior to the Transaction. Moreover, because Investor Class shares of Acquiring Fund will be issued at net asset value in exchange for the net assets of Neuberger Fund that will equal the aggregate value of those shares, the net asset value per share of Acquiring Fund will be unchanged. Thus, the Transaction will not result in a dilution of the value of any shareholder account in either Fund. However, if Lipper Fund's shareholders approve the Transaction relating to their Fund, the Transaction will substantially reduce the percentage of each Neuberger Fund shareholder below such shareholder's current percentage in Neuberger Fund because, while the shareholder will have the same dollar amount invested initially in Acquiring Fund that he or she had invested in Neuberger Fund, his or her investment will represent a smaller percentage of the combined net assets of Lipper Fund and Neuberger Fund.

         At or immediately before the Effective Time, Neuberger Fund will pay to its shareholders a distribution in an amount large enough so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time. That distribution will be taxable to Neuberger Fund's shareholders.

         Any transfer taxes payable upon issuance of Investor Class shares of Acquiring Fund in a name other than that of the registered holder of the shares on the books of Neuberger Fund as of the time of transfer will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of Neuberger Fund will continue to be its responsibility up to and including the Closing Date and thereafter until it is dissolved.

         The consummation of the Transaction is subject to a number of conditions set forth in the Reorganization Plan, including consummation of the Lipper Fund Transaction. In particular, consummation of the Transaction with respect to Neuberger Fund is conditioned on receipt of exemptive relief under section 17(a) of the 1940 Act. This relief is necessary since Neuberger Berman, LLC owns more than 5% of Neuberger Fund. The Transaction will not take place with respect to Neuberger Fund until the SEC has granted this relief.

         That Plan may be terminated and the Transaction abandoned at any time prior to the Closing Date by Trust if it determines that the Transaction would be inadvisable for either Neuberger Fund or Acquiring Fund. The Trust also may amend that Plan in any manner, provided that after the Neuberger Fund's shareholders approval thereof, no such amendment may have a material adverse effect on their interests. The Trust may change or postpone the Closing Date.

         Expenses of the Neuberger Fund Transaction will be split equally between NB Management and Lipper L.L.C. However, if the Transaction is not consummated, NB Management and Lipper will each bear its own expenses incurred in relation to the Transaction.

         Consummation of the Neuberger Fund Transaction is subject to certain conditions relating to the Reorganization Plan as set forth below:

     o   approval of the Reorganization Plan by shareholders of Neuberger Fund;

     o   receipt of certain legal opinions described in the Reorganization Plan;

     o continuing material accuracy of the representations and warranties in the Reorganization Plan; and

     o   performance in all material respects of the Reorganization Plan.

BOARD CONSIDERATIONS

         At a meeting held on May 17, 2002, the Neuberger Board, including all of the Independent Trustees in attendance (except one member who recused himself), determined that the Transaction is in the best interests of Neuberger Fund and Acquiring Fund, respectively, and their shareholders and that the interests of shareholders in Neuberger Fund and Acquiring Fund, respectively, will not be diluted as a result of the Transaction. In recommending the Transaction, NB Management indicated that the Transaction would eliminate the expense of maintaining Neuberger Fund as a separate series of the Trust (I.E., fund accounting, legal, audit, shareholder reporting, custodial expenses, etc.), producing economies of scale in Acquiring Fund and making it more marketable, and eliminating the need for further expense reimbursements with respect to Neuberger Fund. In light of recent events affecting Lipper L.P. and certain of its affiliates (see "Events Preceding the Transaction," page __), the Neuberger Board inquired in detail about Neuberger Berman Inc.'s due diligence of those events, about whether and to what extent they may have affected Lipper Fund, and about the valuation and liquidity of Lipper Fund's portfolio securities.

         In considering the Transaction, the Neuberger Board considered the following factors, among others:

                 (1) the small asset base of Neuberger Fund and its failure to attract new assets;

                 (2) the effect of the Transaction will be to place Neuberger Fund shareholders' assets in another series of Trust having the most nearly similar investment strategy with a minimum of administrative burden to shareholders;

                 (3) the status of the Transaction as a tax-free transaction;

                 (4) the compatibility of the different investment objectives and strategies of Neuberger Fund and Acquiring Fund, as a result of which the portfolio resulting from the proposed Transactions is not expected to require any significant restructuring;

                 (5)  Neuberger  Funds'  historical   performance   records  and
         risk/reward ratios, expense ratios, past growth in assets, and their future prospects;

                 (6)  alternatives  to  the  proposed  Transactions,   including
         maintaining the status quo;

                 (7) the effect of the Transaction on the expense ratio of Acquiring Fund, namely, that the Transaction will permit the fixed costs of Acquiring Fund to be spread over a larger asset base, effectively bringing the assets of that Fund closer to the point where expenses borne by each shareholder will be reduced;

                 (8) the fact that Wayne Plewniak will be the Senior Portfolio Manager and Daniella Lipper Coules and Robert S. Franklin will each be a Portfolio Manager of the Neuberger Berman High Yield Fixed Income Group overseeing Acquiring Fund;

                 (9) the sharing of costs of the Transactions between Lipper L.L.C. and NB Management; and

         (10) the benefit to NB Management, which is currently reimbursing Neuberger Fund for expenses exceeding 1.00%. Although NB Management would reimburse Acquiring Fund for expenses in excess of 1.00%, the size of the reimbursement, both as a percentage of net assets and as an absolute dollar amount, is expected to be lower because of Acquiring Fund's larger asset base.

          The Neuberger Board carefully reviewed certain "due diligence" materials related to Lipper & Company. After consideration of the factors and other relevant information, the Neuberger Board determined that the Neuberger Fund Transaction is in the best interests of Neuberger Fund and Acquiring Fund and their shareholders and unanimously approved the Reorganization Plan and directed that it be submitted to shareholders for approval. The Neuberger Board was advised by independent counsel in connection with the Transaction. THE
NEUBERGER BOARD RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION PLAN AND THE TRANSACTIONS CONTEMPLATED THEREBY.

CAPITALIZATION

         Capitalization tables showing unaudited capitalization of Neuberger Fund's Investor Class shares, Acquiring Fund's Investor Class shares and unaudited capitalization of the Funds on a pro forma combined basis after the Transactions covered in this Prospectus/Proxy Statement have been completed are included in Appendix D.

FEDERAL INCOME TAX CONSEQUENCES

         The exchange of Neuberger Fund's assets for Acquiring Fund's Investor Class shares and the latter's assumption of Neuberger Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. The Trust will receive an opinion of Kirkpatrick & Lockhart LLP, its counsel ("Reorganization Opinion"), substantially to the effect that:

         (1) Acquiring Fund's acquisition of Neuberger Fund's assets in exchange solely for Acquiring Fund's Investor Class shares and the latter's assumption of Neuberger Fund's liabilities, followed by Neuberger Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Neuberger Fund shares, will qualify as a "reorganization" as defined in section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) Neuberger Fund will recognize no gain or loss on the transfer of its assets to Acquiring Fund in exchange solely for Investor Class shares of Acquiring Fund and the latter's assumption of Neuberger Fund's liabilities or on the subsequent distribution of those shares to Neuberger Fund's shareholders in constructive exchange for their Investor Class shares of Neuberger Fund;

         (3) Acquiring Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Investor Class shares and its assumption of Neuberger Fund's liabilities;

         (4) Acquiring Fund's basis in the transferred assets will be the same as Neuberger Fund's basis therein immediately before the Transaction, and Acquiring Fund's holding period for those assets will include Neuberger Fund's holding period therefor;

         (5) A Neuberger Fund shareholder will recognize no gain or loss on the constructive exchange of all its Investor Class shares of Neuberger Fund solely for Investor Class shares of Acquiring Fund pursuant to the Reorganization Plan; and

         (6) A Neuberger Fund shareholder's aggregate basis in Acquiring Fund shares it receives in the Transaction will be the same as the aggregate basis in its Neuberger Fund shares it constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include its holding period for those Neuberger Fund shares, provided the shareholder held them as capital assets on the Closing Date.

         The Opinion may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

         Utilization by Acquiring Fund after the Transaction of pre-Transaction capital losses realized by Neuberger Fund could be subject to limitation in future years under the Code.

         Shareholders of Neuberger Fund should consult their tax advisers regarding the effect, if any, of the Transaction in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Transaction, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Transaction.

FOR PROPOSALS 1 AND 2

INFORMATION RELATING TO VOTING MATTERS FOR LIPPER FUND AND NEUBERGER FUND

         The Lipper Board and the Neuberger Board are providing this Prospectus/Proxy Statement in connection with the solicitation of proxies for use at the Meeting at which Lipper Fund shareholders will vote on the conversion of Lipper Fund into Acquiring Fund. Solicitation of proxies will occur principally by mail, but officers and service contractors of Lipper Fund may also solicit proxies by telephone, Internet, facsimile, or personal interview. Georgeson Shareholder Communications Corp. and Management Information Services Corp. have been hired to assist in the Lipper Fund proxy solicitation. For soliciting services, estimated proxy expenses total $15,328. Lipper L.L.C. and NB Management will equally bear all costs of solicitation.

         The Neuberger Board is providing this Prospectus/Proxy Statement in connection with the solicitation of proxies for use at the Meeting at which Neuberger Fund shareholders will vote on the reorganization of Neuberger Fund into Acquiring Fund. Solicitation of proxies will occur principally by mail, but officers and service contractors of Neuberger Fund may also solicit proxies by telephone, telegraph, or personal interview. Georgeson Shareholder Communications Corp. and Management Information Services Corp. have been hired to assist in the Neuberger Fund proxy solicitation. For soliciting services, estimated proxy expenses total $11,548. Lipper L.L.C. and NB Management equally bear all costs of solicitation.

         If votes are recorded by telephone, the proxy solicitor will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Lipper Fund or Neuberger Fund a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person.

         Only shareholders of Lipper Fund of record at the close of business on June 10, 2002 and shareholders of Neuberger Fund of record at the close of business on June 10, 2002 will be entitled to vote at their respective Funds' Meeting. On June 10, 2002, there were outstanding and entitled to be voted [ ] shares of Retail Class of Lipper Fund, and [ ] shares of Premier Class of Lipper Fund. On June 10, 2002, there were outstanding and entitled to vote [ ] shares of Investor Class of Neuberger Fund. Each share or fractional share is entitled to one vote or fraction thereof.

         If the accompanying proxy is executed and returned in time for your Fund's Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. If you sign and date your proxy card but do not mark it "For," "Against" or "Abstain," the persons named as proxies will vote it FOR the Transaction. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person. For information on adjournments of the Meeting, see "Quorum" below.

         YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Please indicate your voting instructions on the enclosed proxy card, sign and date the card, and return the card in the envelope provided.

         To avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly. AS AN ALTERNATIVE TO USING THE PAPER PROXY CARD TO VOTE, YOU MAY VOTE BY TELEPHONE, ON THE INTERNET OR IN PERSON. To vote by telephone, please call the toll free number listed on the enclosed proxy card. To vote on the Internet, please access the website listed on your proxy card. Shares that are registered in your name, as well as shares held in "street name" through a broker may be voted on the Internet or by telephone. To vote in this manner, you will need the "control" number that appears on your proxy card. However, any proposal submitted to a vote at the meeting of a Fund's shareholders by anyone other than the officers or Board members of that Fund may be voted only in person or by written proxy. If we do not receive your completed proxy card by July 8, 2002, you may be contacted by Georgeson Shareholder Communications Corp. and Management Information Services Corp.

         Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy cards, they will not be voted and will not be counted as present at the Meeting.

SHAREHOLDER APPROVAL

         The Plans and the transactions contemplated by them are being submitted for approval at each Meeting in accordance with the provisions of the charter and bylaws of Corporation or Trust, as applicable. Under Corporation's charter and bylaws, its Transaction must be approved by a majority of the outstanding shares of common stock of Lipper Fund. Under Trust's trust instrument and by-laws, its Transaction must be approved by the lesser of: (1) 67% of the total units of beneficial interest ("shares") of Neuberger Fund represented at a meeting at which more than 50% of the outstanding Neuberger Fund shares are represented, or (2) a majority of the outstanding shares of Neuberger Fund. Shareholders of mutual funds do not have appraisal rights.

         In tallying shareholder votes, abstentions and broker non-votes (I.E., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted in determining whether a quorum is present for purposes of convening the Meeting. With respect to voting on the Transaction, abstentions and broker non-votes will have the same effect as votes cast against the proposal. For Neuberger Fund shares held in individual retirement accounts (IRA, Roth IRA or SIMPLE Retirement plans), the IRA Custodian shall vote the shares in the account in accordance with instructions given by the Depositor. However, if the Depositor fails to provide instructions on how to vote the shares in the account, the Custodian shall vote the undirected shares in the same proportion as shares are voted considering all shares of the Neuberger Fund for which instructions are received.

         As of April 30, 2002, the following persons owned beneficially or of record 5% or more of the shares of Lipper Fund:


----------------------------------------------------------------------------------------------------------------------
                              NAME AND ADDRESS                             SHARES CURRENTLY   ACQUIRING FUND SHARES
                                                                           OWNED              TO BE OWNED AFTER THE
                                                                                              TRANSACTION
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RETAIL CLASS SHARES
----------------------------------------------------------------------------------------------------------------------
                              Charles Schwab & Co. Inc.                          71.37%
                              Special Custody Account For the Benefit of
                              Our Customers
                              Attn: Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104
----------------------------------------------------------------------------------------------------------------------
                              FTC & Co                                           5.59%
                              Datalynx A/C 268
                              P.O. Box 173736
                              Denver, CO 80217-3736
----------------------------------------------------------------------------------------------------------------------
PREMIER CLASS SHARES
----------------------------------------------------------------------------------------------------------------------
                              Charles Schwab & Co. Inc.                         21.64%
                              Special Custody Account For the Benefit of
                              Our Customers
                              Attn: Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104
----------------------------------------------------------------------------------------------------------------------
                              National Financial Services Co.                    7.25%
                              FBO Exclusive Benefit of Customers
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281
----------------------------------------------------------------------------------------------------------------------
                              Bank Leumi Le Israel Corp.                        7.23%
                              Attn: John Derpich
                              420 Lexington Avenue,
                              10th Floor
                              New York, NY 10170
----------------------------------------------------------------------------------------------------------------------
                              SEI Trust Co.                                      5.92%
                              Attn: Mutual Fund Administrator
                              One Freedom Valley Drive
                              Oaks, PA 19456
----------------------------------------------------------------------------------------------------------------------
                              The New York Blood Center                          5.17%
                              Account 2
                              Lawrence J Hannigan
                              310 East 67th Street
                              New York, NY 10021
----------------------------------------------------------------------------------------------------------------------

         As of April 30, 2002, the directors and officers of Lipper Fund, as a group, owned beneficially less than 1.0 % of the outstanding shares of the Retail Class Shares and 4.83% of the Premier Class Shares.

         As of April 30, 2002, the following persons owned beneficially or of record 5% or more of the shares of Neuberger Fund:


----------------------------------------------------------------------------------------------------------------------
                              NAME AND ADDRESS                             SHARES CURRENTLY   ACQUIRING FUND SHARES
                                                                           OWNED              TO BE OWNED AFTER THE
                                                                                              TRANSACTION
----------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES
----------------------------------------------------------------------------------------------------------------------
                              Neuberger Berman LLC
                              55 Water Street                                    15.63%
                              New York, New York
                              10041-0004
----------------------------------------------------------------------------------------------------------------------
                              Neuberger Berman LLC                               5.14%
                              On behalf of client accounts
                              55 Water Street
                              New York, New York
                              10041-0004
----------------------------------------------------------------------------------------------------------------------


         As of May 16, 2002, the directors and officers of Neuberger Fund, as a group, owned beneficially 1.89 % of the outstanding shares of the Fund.

QUORUM; ADJOURNMENT

         A quorum of the Lipper Fund Meeting is constituted by a majority and of the Neuberger Fund Meeting is constituted by one-third of the shares of stock entitled to vote at the Meeting, present in person or represented by proxy. In the event that a quorum is not present at a Fund's Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Transaction are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy and voting on the question of adjournment. In such case, the persons named as proxies will vote those proxies which they are entitled to vote in favor of such item "FOR" such an adjournment, and will vote those proxies they are required to vote against such item "AGAINST" such an adjournment. Abstentions and broker non-votes will have no effect on the outcome of a vote on adjournment.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

         Trust is registered with the SEC as an open-end management investment company and its Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series (par value $0.001 per share). Shares of each series of Trust represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

         The Neuberger Board does not intend to hold annual meetings of shareholders. The Trustees will call special meetings of the shareholders of a series only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that series entitled to vote.

         Under Delaware law, the shareholders of a series will not be personally liable for the obligations of any series; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the trust instrument of Trust requires that every written obligation of Trust or a series contain a statement that such obligation may be enforced only against the assets of Trust or a specific series and provides for indemnification out of Trust or series property of any shareholder nevertheless held personally liable for Trust or series obligations, respectively.

ADDITIONAL INFORMATION ABOUT LIPPER FUND, NEUBERGER FUND AND ACQUIRING FUND

         Additional information about Lipper Fund is included in its Prospectus, dated April 30, 2002, ("Lipper Prospectus"), its Statement of Additional Information, dated April 30, 2002 ("Lipper SAI") and its Annual Report for the fiscal year ended December 31, 2001 ("Lipper Report"), each of which has been filed with the SEC and is incorporated by reference herein. Copies of the Lipper Prospectus, Lipper SAI, and Lipper Report may be obtained without charge by calling The Lipper Funds at 800-547-7379.

         Additional information about Neuberger Fund is included in its Prospectus, dated February 11, 2002 ("Neuberger Prospectus"), its Statement of Additional Information, dated February 11, 2002 ("Neuberger SAI") and its Annual Report to Shareholders for the fiscal year ended October 31, 2001 ("Neuberger Report"), each of which has been filed with the SEC and is incorporated by reference  herein.  Copies  of the  Neuberger  Prospectus,  Neuberger  SAI,  and
Neuberger   Report  may  be  obtained   without   charge  by  calling  Trust  at
800-877-9700.

         Lipper Fund and Neuberger Fund are subject to certain informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements file reports, proxy statements, and other information with the SEC. These materials may be inspected and copied:

     o At the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549;

     o   At the SEC's  Regional  Offices  at 233  Broadway,  New York,  New York
         10279;

     o By writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information, 450 Fifth Street, N.W., Washington, D.C. at duplicating rates prescribed by the SEC;

     o   By e-mail request to PUBLICINFO@SEC.GOV (for a duplicating fee); and

     o On the SEC's EDGAR database on the SEC's Internet Web site at HTTP://WWW.SEC.GOV.

         Acquiring Fund is in the process of filing its first registration statement with the SEC and does not yet have an effective prospectus or statement of additional information. Trust intends that the registration of Acquiring Fund as an open-end investment company will be effective prior to the date of completion of the Transaction. Acquiring Fund's Investor Class will assume the performance history and financial highlights of the Premier Class of Lipper Fund, if Lipper Fund shareholders approve the Transaction and certain other conditions are satisfied.



LEGAL MATTERS

         An opinion concerning certain legal matters pertaining to the legality of Acquiring Fund's shares will be provided by legal counsel to Neuberger Berman Income Funds, Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1221.

EXPERTS

         The audited financial statements of Lipper Fund incorporated by reference in the Lipper SAI and included in the Lipper Report for the fiscal year ended December 31, 2001, have been audited by PricewaterhouseCoopers LLP, Lipper Fund's independent accountants. The independent accountants' report is included in the Lipper Report. These financial statements have been incorporated in the SAI by reference in reliance on PricewaterhouseCoopers LLP's report given on their authority as experts in auditing and accounting.

         The audited financial statements of the Neuberger Fund incorporated by reference in the Neuberger SAI and included in the Neuberger Report for the fiscal year ended October 31, 2001 have been audited by Ernst & Young LLP, independent auditors. The independent auditors' report is included in the Neuberger Report. These financial statements have been incorporated in the SAI by reference in reliance on Ernst & Young LLP's report given on their authority as experts in auditing and accounting.

OTHER BUSINESS

         The Lipper Board and the Neuberger Board know of no other business to be brought before the Meetings of their respective Funds. However, if any other matters come before a Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

         Lipper  Fund   shareholders   may  address   inquiries   regarding  the
Transaction to Georgeson Shareholder Communications Corp. or Management Information Services Corp. in writing at 17 State Street, New York, New York 10004 or 61 Accord Park Drive, Norwell, Massachusetts 02061, respectively, or by telephoning [insert number].

         Neuberger Fund shareholders may address inquiries regarding the Transaction to Georgeson Shareholder Communications Corp. or Management Information Services Corp. in writing at 17 State Street, New York, New York 10004 or 61 Accord Park Drive, Norwell, Massachusetts 02061, respectively, or by telephoning [insert number].

                                      * * *

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE, OR TO VOTE VIA TELEPHONE BY CALLING 1-888-[ ] OR VIA THE INTERNET AT [WWW.PROXYVOTE.COM].

                                  APPENDIX A-1

            FORM OF AGREEMENT AND PLAN OF CONVERSION AND TERMINATION

         THIS AGREEMENT AND PLAN OF CONVERSION AND TERMINATION ("Agreement") is made as of _______, 2002, between NEUBERGER BERMAN INCOME FUNDS, a Delaware business trust ("Trust"), on behalf of NEUBERGER BERMAN HIGH INCOME BOND FUND, a separate series thereof ("New Fund"), and THE LIPPER FUNDS, INC., a Maryland corporation ("Corporation"), on behalf of its LIPPER HIGH INCOME BOND FUND series ("Old Fund"). (New Fund and Old Fund are sometimes referred to herein individually as a "Fund" and collectively as the "Funds"; and Trust and Corporation are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Trust on behalf of New Fund and by Corporation on behalf of Old Fund.


                                    RECITALS

         The Investment Companies wish to combine the businesses of Old Fund and Neuberger Berman High Yield Bond Fund, another series of Trust ("Target"), but for valid business reasons wish to continue the combined businesses in a new series of Trust (I.E., New Fund). To accomplish this objective, the Investment Companies intend (1) first to have Old Fund change its identity, form, and place of organization -- by converting to New Fund -- through a reorganization within the meaning of section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"), and (2) then to have New Fund acquire the assets and assume the liabilities of Target in a reorganization described in section 368(a)(1)(C) of the Code ("Other Reorganization") pursuant to a Plan of Reorganization and Termination to be adopted by Trust ("Reorganization Plan"), a form of which is attached hereto. The first reorganization will be implemented pursuant to this Agreement, while the Other Reorganization will be implemented pursuant to the Reorganization Plan.

         The Investment Companies intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). The reorganization will involve the transfer of Old Fund's assets to New Fund in exchange solely for voting shares of beneficial interest in New Fund and New Fund's assumption of Old Fund's liabilities, followed by the distribution of those shares PRO RATA to the holders of shares of common stock of Old Fund ("Old Fund Shares") in constructive exchange therefor, all on the terms and conditions set forth herein. All the transactions described in this paragraph are referred to herein as the "Reorganization."

         The Old Fund Shares are divided into two classes, designated Retail Class and Premier Class ("Retail Class Shares" and "Premier Class Shares," respectively). New Fund initially will offer a single class of shares of beneficial interest, designated Investor Class ("New Fund Shares"), but may at some time in the future offer additional classes of shares of beneficial interest.

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                                   PROVISIONS

         In  consideration  of  the  mutual  promises   contained  herein,   the
Investment Companies agree as follows:

1.    PLAN OF CONVERSION AND TERMINATION
      ----------------------------------

      1.1. Old Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to New Fund. New Fund agrees in exchange therefor --

      (a) to issue and deliver to Old Fund the number of full and fractional (rounded to the third decimal place) (i) New Fund Shares determined by dividing the net asset value ("NAV") of Old Fund (computed as set forth in paragraph 1.9) attributable to the Retail Class Shares by the NAV of a New Fund Share (determined as set forth in such paragraph) and (ii) New Fund Shares equal to the number of then outstanding full and fractional (so rounded) Premier Class Shares, and

      (b) to assume all of Old Fund's liabilities described in paragraph 1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 2.1).

      1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Old Fund's books, and other property Old Fund owns at the Effective Time (as defined in paragraph 2.1).

      1.3. The Liabilities shall include all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Old Fund agrees to use its best efforts to discharge, before the Effective Time, all its known Liabilities that are due and payable at or before that time.

      1.4. At or immediately before the Effective Time, Old Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Effective Time.

      1.5. At the Closing, New Fund shall redeem the New Fund Share issued pursuant to paragraph 5.7 for the subscription price paid therefor. At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Old Fund Shares. Such distribution shall be accomplished by Trust's transfer agent's opening accounts on New Fund's share transfer books in the


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

Shareholders' names and transferring such New Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional New Fund Shares due that Shareholder, by class (I.E., the account for a Shareholder of Retail Class Shares shall be credited with the number of full and fractional New Fund Shares determined by dividing the aggregate NAV of the Retail Class Shares that Shareholder holds as of the Effective Time by the NAV of a New Fund Share, and the account for a Shareholder of Premier Class Shares shall be credited with the number of full and fractional New Fund Shares equal to the number of full and fractional Premier Class Shares that Shareholder holds as of the Effective Time). (All fractional shares referred to in this paragraph shall be rounded to the third decimal place.) All outstanding Old Fund Shares, including any represented by certificates, shall simultaneously be canceled on Old Fund's share transfer books. New Fund shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

      1.6. As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Old Fund shall be terminated as a series of Corporation and any further actions shall be taken in connection therewith as required by applicable law.

      1.7. Any reporting responsibility of Old Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's books of the Old Fund Shares constructively exchanged therefor shall be paid by the transferor or the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

      1.9. For purposes of paragraphs 1.1(a) and 1.5, (a) Old Fund's NAV shall be (i) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Old Fund's then-current prospectus and statement of additional information, less (ii) the amount of the Liabilities as of the Valuation Time, (b) the respective parts of such NAV attributable to the Retail Class Shares and the Premier Class Shares also shall be computed as of the Valuation Time by using such procedures, and (c) the NAV of a New Fund Share shall equal the NAV of a Premier Class Share as of the Valuation Time (because immediately after the issuance and delivery of New Fund Shares pursuant to paragraph 1.1(a) and before consummation of the Other Reorganization (if that occurs), there will be no outstanding New Fund Shares other than those so delivered), which NAV shall be determined by dividing the part of Old Fund's NAV attributable to the Premier Class Shares, as so computed, by the number of Premier Class Shares then outstanding. All such computations and determinations shall be made by _______ in accordance with its regular practices as ____.

      1.10. If at the Valuation Time (a) the NYSE or another primary trading market for Old Fund's portfolio securities is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or


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

elsewhere is disrupted so that accurate appraisal of Old Fund's NAV or determination of a Premier Class Share's NAV is impracticable, the Effective Time shall be postponed until (x) the first business day after the day when trading has been fully resumed and reporting has been restored or (y) any later date as to which the Investment Companies may agree.

2.    CLOSING AND EFFECTIVE TIME.
      ---------------------------

      2.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at Trust's principal office on or about ______, 2002, or at such other place and/or on such other date as to which the Investment Companies may agree, concurrently with (and subject to) the consummation of the transactions contemplated by the Asset Purchase Agreement dated as of April 22, 2002 ("Asset Purchase Agreement"), among Lipper & Company, L.P., Lipper & Company, L.L.C. ("Lipper Company"), and certain of their affiliates, and Neuberger Berman Inc. ("APA Closing"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree ("Effective Time").

      2.2. Corporation shall deliver to Trust at the Closing a schedule of the Assets as of the Effective Time, which shall set forth the adjusted basis and holding period, by lot, of all portfolio securities included therein and all other Assets. Corporation's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) it will transfer the Assets it holds to New Fund's custodian at the Effective Time (or as soon as is reasonably practicable thereafter) and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      2.3. Corporation's transfer agent shall deliver to Trust's transfer agent at the Closing a list, certified by an authorized officer thereof, of the names and addresses of the Shareholders and the number of outstanding Old Fund Shares owned by each Shareholder, all as of the Effective Time. Trust's transfer agent shall deliver at the Closing (or as soon as is reasonably practicable thereafter) a certificate as to the opening of accounts in the Shareholders' names on New Fund's share transfer books. At the Closing, Trust or its transfer agent shall deliver a confirmation to Corporation evidencing the New Fund Shares to be credited to Old Fund at the Effective Time or provide evidence satisfactory to Corporation that such New Fund Shares have been credited to Old Fund's account on New Fund's books.

      2.4.   Each  Investment  Company shall deliver to the other at the Closing
(a) a certificate executed in its name by its President or a Vice President in form and substance reasonably satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement and (b) bills of sale, checks, assignments, stock certificates, receipts, or other documents the other Investment Company or its counsel reasonably requests.


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

3.    REPRESENTATIONS AND WARRANTIES
      ------------------------------

      3.1.   Corporation represents and warrants to Trust as follows:

             3.1.1. Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; it has the power to carry on its business as now being conducted and to carry out this Agreement; and its Articles of Incorporation are on file with the Department of Assessments and Taxation of Maryland;

             3.1.2. Corporation is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration is in full force and effect;

             3.1.3. Old Fund is a duly established and designated series of Corporation; and all Old Fund Shares have been duly authorized and are duly and validly issued and outstanding, fully paid, and non-assessable by Corporation;

             3.1.4. At the Closing, Old Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, New Fund will acquire good and marketable title thereto;

             3.1.5. Old Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

             3.1.6. Old Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of Corporation's Articles of Incorporation or Bylaws or of any agreement, instrument, lease, or other undertaking to which Corporation (with respect to Old Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Corporation (with respect to Old Fund) is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Trust;

             3.1.7. Except as otherwise disclosed in writing to and accepted by Trust, all material contracts and other commitments (other than this Agreement and investment contracts, including options, futures, and forward contracts) (collectively, "Contracts") of or applicable solely to Old Fund will be terminated, or provision for discharge of any liabilities of Old Fund thereunder will be made, and provision for discharge of any liabilities of Old Fund under any Contracts applicable to Old Fund and others will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto; and Corporation shall use its reasonable best efforts to terminate such Contracts applicable solely to Old Fund or to provide for discharge of all such Old Fund liabilities, at or prior to the Effective Time, without diminishing or releasing any rights Old Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

             3.1.8. Except as otherwise disclosed in writing to and accepted by Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body (collectively "Litigation") is presently pending or (to Corporation's knowledge) threatened against Corporation with respect to Old Fund or any of its properties or assets that would reasonably be expected to materially and adversely affect Old Fund's financial condition or the conduct of its business; and Corporation knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

             3.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Corporation's board of directors, which has formally determined that the Reorganization is in the best interests of Old Fund's shareholders; and, subject to approval by Old Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Corporation (with respect to Old Fund), enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

             3.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Old Fund's shareholders;

             3.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for Corporation's execution or performance of this Agreement, except for (a) Trust's filing with the Securities and Exchange Commission ("SEC") of a registration statement on Form N-14 relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement") that describes the Reorganization and the Other Reorganization, and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

             3.1.12. On the effective date of the Registration Statement, at the time of the Shareholders' Meeting (as defined in paragraph 4.2), and at


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

      the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information Trust furnishes for use therein;

             3.1.13.  Old Fund  incurred  the  Liabilities  that  remain  at the
      Effective Time in the ordinary course of its business, and those Liabilities are associated with the Assets; and there are no Liabilities other than liabilities disclosed or provided for in Corporation's financial statements referred to in paragraph 3.1.18 and Liabilities that Old Fund incurred in the ordinary course of its business subsequent to December 31, 2001, or otherwise disclosed to Trust in writing, none of which is materially adverse to the business, assets, or results of Old Fund's operations;

             3.1.14. Old Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

             3.1.15. Old Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

             3.1.16.  During the five-year  period ending at the Effective Time,
      (a)  neither  Old Fund nor any person  "related"  (within  the  meaning of section 1.368-1(e)(3) of the Regulations without regard to section 1.368-1(e)(3)(i)(A) thereof) to it will have acquired Old Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than New Fund Shares or Old Fund Shares, except for shares redeemed in the ordinary course of Old Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Old Fund Shares, other than normal, regular dividend distributions made pursuant to Old Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

             3.1.17. Old Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended December 31, 2001, have been timely filed, and all taxes payable pursuant to those returns have been timely paid; provided


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

      that, if the due date for any such return(s) for the taxable year ended December 31, 2001, has been extended beyond the Effective Time, Old Fund nevertheless will file such return(s) and pay all taxes payable pursuant thereto before the Effective Time;

             3.1.18. Corporation's audited financial statements for the year ended December 31, 2001, which have been delivered to Trust, fairly represent, in all material respects, Old Fund's financial position as of such date and the results of its operations and changes in its net assets for the period then ended;

             3.1.19. As of the Effective Time, Old Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights issued by it pursuant to which any person could acquire Old Fund Shares;

             3.1.20. The New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof; and

             3.1.21. Old Fund will not be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses").

      3.2. Trust represents and warrants to Corporation (a) that all the statements with respect to Target specified in paragraphs 4.1 and 4.3.1 - 4.3.14 of the Reorganization Plan will be true and correct as of the Effective Time (as defined in the Reorganization Plan) of the Other Reorganization and (b) as follows:

             3.2.1. Trust is a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware; it has the power to carry on its business as now being conducted and to carry out this Agreement; and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof;

             3.2.2.   Trust  is  duly  registered  as  an  open-end   management
      investment company under the 1940 Act, and such registration is in full force and effect;

             3.2.3. Before the Effective Time, New Fund will be a duly established and designated series of Trust;

             3.2.4. New Fund has not commenced operations and will not do so until after the Closing; and before the Effective Time, there will be no issued and outstanding shares in New Fund or any other securities issued by it, except as provided in paragraph 5.7;

             3.2.5. No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

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

             3.2.6. The New Fund Shares to be issued and delivered to Old Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of New Fund, fully paid and non-assessable by Trust;

             3.2.7. At the Effective Time, New Fund's prospectus and statement of additional information included in Trust's post-effective amendment filed on Form N-1A ("N-1A") will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

             3.2.8. New Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of Trust's Amended and Restated Trust Instrument ("Trust Instrument") or By-Laws or of any agreement, instrument, lease, or other undertaking to which New Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which New Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Corporation;

             3.2.9. Except as otherwise disclosed in writing to and accepted by Corporation, (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to New Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect New Fund's financial condition or the conduct of its business; and (b) Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

             3.2.10. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Trust's board of trustees (together with Corporation's board of directors, the "Boards"); and this Agreement constitutes a valid and legally binding obligation of Trust (with respect to New Fund), enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

             3.2.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for Trust's execution or performance of this Agreement, except for (a) Trust's filing with the SEC of the Registration Statement, the N-1A, and an application for an exemptive order under section 17(a) of the 1940 Act regarding the Other Reorganization ("Section 17(a) Application") and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

             3.2.12. On the effective date of the Registration Statement, at the time of the Shareholders' Meeting, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information Corporation furnishes for use therein;

             3.2.13. New Fund will be a "fund" as defined in section 851(g)(2) of the Code and will qualify for treatment as a RIC for its taxable year in which the Reorganization occurs; and it intends to continue to meet all such requirements for all future taxable years;

             3.2.14. Following the Reorganization, New Fund (a) will continue Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Old Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, New Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and
      (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

             3.2.15. There is no plan or intention for New Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

             3.2.16. New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company and shares issued pursuant to the Other Reorganization; nor does New Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than New Fund Shares, any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of New Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act;

             3.2.17. New Fund will not be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are Reorganization Expenses; and

             3.2.18. If the Reorganization is consummated, New Fund will treat each Shareholder that receives New Fund Shares in connection with the Reorganization as having made a minimum initial purchase of such shares for the purpose of making additional investments therein, regardless of the value of the shares so received.

      3.3. Each Investment Company represents and warrants to the other as follows (assuming that the other Investment Company's representations and warranties in paragraphs 3.1 or 3.2, as applicable, are true and correct and it complies with its covenants made in paragraph 4):

             3.3.1. The fair market value of the New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it constructively surrenders in exchange therefor;

             3.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the New Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to New Fund,
      (b) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

             3.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

             3.3.4. The fair market value of the Assets on a going concern basis will equal or exceed the sum of the Liabilities to be assumed by New Fund and those to which the Assets are subject;

             3.3.5. Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares and will own such shares solely by reason of their ownership of Old Fund Shares immediately before the Reorganization;

             3.3.6. Immediately following consummation of the Reorganization, New Fund will hold the same assets -- except for assets used to pay expenses incurred in connection with the Reorganization -- and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for the Investment Companies' expenses incurred in connection with the Reorganization. Such excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) made by Old Fund immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets;

             3.3.7. None of the compensation received by any Shareholder who is an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares such Shareholder holds; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

             3.3.8. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 3.1.16 and 3.2.16 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Old Fund at the Effective Time.

4.    COVENANTS
      ---------

      4.1. Corporation covenants to operate Old Fund's business in the ordinary course between the date hereof and the Closing, it being understood that --

      (a) such  ordinary  course will  include  declaring  and paying  customary
          dividends   and  other   distributions   and  changes  in   operations
          contemplated by Old Fund's normal business activities and

      (b) Old Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that Old Fund shall not dispose, outside the ordinary course of its business, of more than an insignificant portion of its historic business assets (as defined in paragraph 3.2.14) during that period without Trust's prior consent.

      4.2. Corporation covenants to call a meeting of Old Fund's shareholders to consider and act on this Agreement ("Shareholders' Meeting").

      4.3. Corporation covenants that it will assist Trust in obtaining information Trust reasonably requests concerning the beneficial ownership of Old Fund Shares.

      4.4. Corporation covenants that Old Fund's books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Trust at the Closing.

     4.5. Each Investment Company covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

      4.6. Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken all further action, the other Investment Company may reasonably deem necessary or desirable in order to vest in, and confirm to,
(a) New Fund, title to and possession of all the Assets, and (b) Old Fund, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      4.7. Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to conduct operations after the Effective Time.

      4.8. The Investment Companies agree that, as of the Effective Time, neither Fund shall have any right to the name "Lipper High Income Fund Fund," except to the extent New Fund, its investment adviser, administrator, and/or distributor may be required to refer thereto in describing New Fund's history in disclosure documents and discretionary advertising.

      4.9. Corporation covenants to promptly disclose in writing to Trust any Litigation that is pending or (to Corporation's knowledge) threatened against Corporation with respect to Old Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Old Fund's financial condition or the conduct of its business.

      4.10. Trust covenants that it will effect the Other Reorganization, if at all, only in accordance with the description thereof set forth in the Approved N-14 (as defined herein) and in a manner such that it will qualify as a "reorganization" as defined in section 368(a)(1)(C) of the Code.

      4.11. Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.    CONDITIONS PRECEDENT
      --------------------

         Each Investment Company's obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Effective Time in all material respects,
(b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, (c) the concurrence of the Closing and the APA Closing, and
(d) the following further conditions that, at or before the Effective Time:

      5.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and shall have been approved by

Old  Fund's   shareholders   in  accordance  with   Corporation's   Articles  of
Incorporation and By-Laws and applicable law.

      5.2. All necessary filings (including the Section 17(a) Application) shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the Reorganization. The Registration Statement and the N-1A shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) either Investment Company reasonably deems necessary to permit consummation, in all material respects, of the Reorganization shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on Old Fund's assets or properties, provided that either Investment Company may for itself waive any of such conditions.

      5.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit the Reorganization.

      5.4. Corporation shall have received an opinion of Kirkpatrick & Lockhart LLP, Trust's counsel ("Trust Counsel") substantially to the effect that:

             5.4.1. At the Effective Time, New Fund will be a duly established series of Trust, a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under the Trust Instrument to own all its properties and assets and, to Trust Counsel's knowledge, to carry on its business as presently conducted;

             5.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Trust on behalf of New Fund and (b) assuming that this Agreement is the valid and legally binding obligation of Corporation on behalf of Old Fund, is a valid and legally binding obligation of Trust with respect to New Fund, enforceable in accordance with its terms, except as the same may be limited by the effects of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, and other similar laws relating to or affecting creditors' rights generally and by general principles of equity (whether considered in a proceeding in equity or at law) and an implied covenant of good faith and fair dealing;

             5.4.3. The New Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable;

             5.4.4. The execution and delivery of this Agreement by Trust did not, and performance of its obligations hereunder will not, materially violate any provision of the Trust Instrument or Trust's By-Laws or of any agreement set forth on the attached Schedule 5.4.4 to which Trust (with respect to New Fund) is a party or by which it is bound or (to Trust Counsel's knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement or any judgment of decree known to Trust Counsel (without any independent inquiry or investigation) issued by a court of governmental body to which Trust (with respect to New Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Corporation;

             5.4.5. To Trust Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any District of Columbia, Delaware, or federal court or governmental authority is required for the performance by Trust on behalf of New Fund of its obligations hereunder, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws [or Delaware law requirements to be identified];

             5.4.6. Trust is registered with the SEC as an open-end investment company, and to Trust Counsel's knowledge (after independent inquiry and investigation) no order has been issued or proceeding instituted to suspend such registration;

             5.4.7. To Trust Counsel's knowledge (without any independent inquiry or investigation), no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Trust (with respect to New Fund) and Trust Counsel has not been retained in any litigation, administrative proceeding, or investigation of or before any court or governmental body to which Trust (with respect to New Fund) is a party or subject in the course of which any order, decree, or judgment has been issued or rendered that materially and adversely affects New Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Corporation; and

             5.4.8.  The  Registration   Statement  and  the  N-1A  have  become
      effective under the 1933 Act, and no order has been issued or proceeding instituted to suspend the effectiveness of either.

In rendering such opinion, Trust Counsel may (1) rely (exclusively and without verification), as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Trust Counsel who have devoted substantive attention to matters directly related to New Fund, this Agreement, and/or the Reorganization, and (5) include therein other customary exceptions reasonably acceptable to Corporation Counsel (as defined below).

      5.5. Trust shall have received an opinion of Simpson Thacher & Bartlett, Corporation's counsel ("Corporation Counsel"), substantially to the effect that:

             5.5.1. Old Fund is a duly established series of Corporation, a corporation that is duly incorporated, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to Corporation Counsel's knowledge, to carry on its business as presently conducted;

             5.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Corporation on behalf of Old Fund and (b) assuming that this Agreement is the valid and legally binding obligation of Trust on behalf of New Fund, is a valid and legally binding obligation of Corporation with respect to Old Fund, enforceable in accordance with its terms, except as the same may be limited by the effects of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, and other similar laws relating to or affecting creditors' rights generally and by general principles of equity (whether considered in a proceeding in equity or at law) and an implied covenant of good faith and fair dealing;

             5.5.3. The execution and delivery of this Agreement by Corporation did not, and the performance of its obligations hereunder will not, materially violate any provision of Corporation's Articles of Incorporation or By-Laws or of any agreement set forth on the attached
      Schedule 5.5.3 to which Corporation (with respect to Old Fund) is a party or by which it is bound or (to Corporation Counsel's knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement or any judtment or decree known to Corporation Counsel (without any independent inquiry or investigation) issued by a court or governmental body to which Corporation (with respect to Old Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Trust;

             5.5.4. To Corporation Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any New York, Maryland, or federal court or governmental authority is required for performance by Corporation on behalf of Old Fund of its obligations hereunder, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws [or Maryland law requirements to be identified];

             5.5.5.  Corporation  is  registered  with  the  SEC as an  open-end investment company, and to Corporation Counsel's knowledge (after independent inquiry and investigation) no order has been issued or proceeding instituted to suspend such registration; and

             5.5.6. To Corporation Counsel's knowledge (without any independent inquiry or investigation), no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Corporation (with respect to Old Fund) or any of its properties or assets attributable or allocable to Old Fund; and Corporation Counsel has not been retained in any litigation, administrative proceeding, or investigation of or before any court or governmental body to which Corporation Counsel (with respect to Old Fund is a party or subject in the course of which any order, decree, or judgment has been issued or rendered that materially and adversely affects Old Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Trust.

In rendering such opinion, Corporation Counsel may (1) rely (exclusively and without verification), as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Corporation Counsel who have devoted substantive attention to matters directly related to Old Fund, this Agreement, and/or the Reorganization, and (5) include therein other customary exceptions reasonably acceptable to Trust Counsel.

      5.6. Each Investment Company shall have received an opinion of Trust Counsel as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Trust Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement, which Trust Counsel may treat as representations made to it, and in separate letters addressed to Trust Counsel and the certificates delivered pursuant to paragraph 2.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

             5.6.1. New Fund's acquisition of the Assets in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities, followed by Old Fund's distribution of those shares PRO RATA to the Shareholders constructively in exchange for their Old Fund Shares, will qualify as a "reorganization" as defined in section 368(a)(1)(F) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

             5.6.2. Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Old Fund Shares;

             5.6.3. New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

             5.6.4. New Fund's basis in the Assets will be the same as Old Fund's basis therein immediately before the Reorganization, and New Fund's holding period for the Assets will include Old Fund's holding period therefor;

             5.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

             5.6.6. A Shareholder's aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include its holding period for those Old Fund Shares, provided the Shareholder held them as capital assets at the Effective Time; and

             5.6.7. For purposes of section 381 of the Code, New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund's taxable year, New Fund will take into account Old Fund's tax attributes enumerated in section 381(c) of the Code as if there had been no Reorganization, and the part of Old Fund's taxable year before the Reorganization will be included in New Fund's taxable year after the Reorganization;

Notwithstanding subparagraphs 5.6.2 and 5.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      5.7. Prior to the Closing, Trust's trustees (on behalf of and with respect to New Fund) shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share to Trust or an affiliate thereof in consideration of the payment of $___ for the purpose of enabling Trust to vote on the advisory agreement referred to in paragraph 5.8.

      5.8. Trust (on behalf of and with respect to New Fund) shall have entered into or approved (a) an advisory agreement with Neuberger Berman Management Inc. ("NBMI"), in conjunction with Neuberger Berman, LLC as subadviser, that is substantially similar in form to the existing advisory agreement between NBMI and Trust with respect to Target, (b) a distribution agreement with NBMI, and (c) other agreements necessary for New Fund's operation as a series of an open-end investment company substantially as described in the Registration Statement as approved by Corporation's Board on May 16, 2002 ("Approved N-14"). Each such agreement and plan shall have been approved by Trust's trustees and, to the extent required by law (as interpreted by SEC staff positions), by such of those trustees who are not "interested persons" (as defined in the 1940 Act) thereof.

      5.9. New Fund's investment objectives and policies, fundamental and non-fundamental investment restrictions, fee and expense structure, brokerage practices, and practices with respect to purchases, redemptions, and exchanges of its shares shall be substantially as described in the Approved N-14. At the Effective Time, at least 75% of the members of Trust's Board shall not be "interested persons" (as defined in section 2(a)(19) of the 1940 Act) of NBMI or Lipper Company.

         At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except the condition set forth in paragraph 5.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests; provided that an Investment Company may not waive a condition to be fulfilled by it for the benefit of the other Investment Company. Notwithstanding anything in this paragraph 5 to the contrary, the conditions set forth in paragraphs 5.7, 5.8, and 5.9 shall not be conditions to Trust's obligations hereunder. For avoidance of doubt, the consummation of the Other Reorganization shall not be a condition to either Investment Company's obligations hereunder.

6.    BROKERAGE FEES AND EXPENSES
      ---------------------------

      6.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments from it in connection with the transactions provided for herein.

      6.2. All Reorganization Expenses associated with the Reorganization and the Other Reorganization shall be borne equally by NBMI (New Fund's investment manager) and Lipper Company (Old Fund's investment adviser); provided that if such transactions are not ultimately consummated, each such entity shall bear its own expenses incurred in furtherance thereof.

7.    ENTIRE AGREEMENT; SURVIVAL
      --------------------------

         Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive for one year after the earlier to occur of (1) the Closing or (2) termination of this Agreement.

8.    TERMINATION OF AGREEMENT
      ------------------------

         This Agreement may be terminated at any time prior to the Effective Time, whether before or after approval by Old Fund's shareholders:

      8.1. By either Investment Company (a) in the event of the other Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time that is not cured within 15 days after written notice of such breach, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met by the date referred to in clause (d),
(c) if a final order or decision of an administrative body or court having jurisdiction makes consummation of the Reorganization illegal, or (d) if the Closing has not occurred on or before [October 15, 2002], provided that an Investment Company may not terminate this Agreement pursuant to clauses (b) or
(d) if its failure to satisfy its obligations hereunder is the cause of, or results in, the condition referred to in clause (b) not being met or the Closing's not occurring by such date, respectively; or

      8.2.   By the Investment Companies' mutual written agreement.

In the event of termination under paragraphs 8.1(c) or (d) or 8.2, there shall be no liability for damages on the part of either Investment Company, or its directors/trustees or officers, to the other Investment Company.

9.    AMENDMENT
      ---------

         This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Old Fund's shareholders, in any manner mutually agreed on in writing by the Investment Companies; provided that following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

10.   MISCELLANEOUS
      -------------

      10.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of New York (except to the extent otherwise provided in paragraphs 10.3 and 10.4); provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      10.2. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Investment Companies and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      10.3. Corporation acknowledges that (a) Trust is a business trust organized in series form, as permitted by the Delaware Business Trust Act ("Trust Act"), (b) this Agreement is executed by Trust on behalf of New Fund and by its trustees and/or officers in their capacities as such and not individually, (c) pursuant to sections 3803 and 3804(a) of the Trust Act,
Trust's obligations under this Agreement are not binding on or enforceable against any of its trustees, officers, or shareholders (the last of whom are entitled to the same limitation of personal liability extended to shareholders of private corporations for profit organized under the Delaware corporation law) but are only binding on and enforceable against the assets and property of New Fund and no other series thereof, and (d) pursuant to sections 3803(b) and (c) of the Trust Act, a trustee, officer, employee, or manager of Trust or other person acting for Trust pursuant to section 3806(b)(7) of the Trust Act shall not be personally liable hereunder to Corporation or its directors or shareholders for any act, omission, or obligation of Trust or any other trustee thereof. Corporation agrees that, in asserting any rights or claims under this Agreement on behalf of Old Fund, it may look only to New Fund's assets and property -- and to such trustees or officers only to the extent permitted by Delaware law -- in settlement of such rights and claims.

      10.4. Trust agrees that, in asserting any rights or claims under this Agreement on behalf of New Fund, it may look only to Old Fund's assets and property -- and to Corporation's directors or officers only to the extent permitted by Maryland law -- in settlement of such rights and claims.

      10.5. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained in this

Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.


         IN WITNESS WHEREOF, each Investment Company has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.





ATTEST:                               NEUBERGER  BERMAN INCOME FUNDS,  on behalf
                                      of  its  series,   Neuberger  Berman  High
                                      Income Bond Fund



                                      By:
------------------------------              ------------------------------------
       Secretary                                    President



ATTEST: THE LIPPER FUNDS, INC., on behalf of its series, Lipper High Income Bond Fund



                                      By:
------------------------------              ------------------------------------
       Secretary                                    President

                                  APPENDIX A-2

                 FORM OF PLAN OF REORGANIZATION AND TERMINATION

         THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan"), effective as of _____, 2002, is adopted by Neuberger Berman Income Funds, a Delaware business trust ("Trust"), on behalf of Neuberger Berman High Income Bond Fund ("Acquiring Fund") and Neuberger Berman High Yield Bond Fund ("Target"), each a segregated portfolio of assets ("series") thereof (each a "Fund").

         Trust and The Lipper Funds, Inc. ("Corporation") (collectively "Investment Companies") wish to combine the businesses of Lipper High Income Bond Fund, a series of Corporation ("Lipper Fund"), and Target, but for valid business reasons wish Acquiring Fund to continue the combined businesses. To accomplish this objective, the Investment Companies intend (1) first to have Lipper Fund change its identity, form, and place of reorganization -- by converting to Acquiring Fund -- through a reorganization within the meaning of section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code") ("Other Reorganization"), and (2) then to have Acquiring Fund acquire the assets and assume the liabilities of Target in a reorganization described in section 368(a)(1)(C) of the Code ("Reorganization"). The Other Reorganization will be implemented pursuant to an Agreement and Plan of Conversion and Termination ("Agreement") entered into by the Investment Companies, while the Reorganization will be implemented pursuant to this Plan.

         Trust intends this Plan to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). The Reorganization will involve the transfer of Target's assets to Acquiring Fund in exchange solely for voting Investor Class shares of beneficial interest in Acquiring Fund ("Acquiring Fund Shares") and Acquiring Fund's assumption of Target's liabilities, followed by the constructive distribution of those shares PRO RATA to the holders of shares of beneficial interest in Target ("Target Shares") in exchange therefor, all on the terms and conditions set forth herein.

         Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, and a copy of its Trust Instrument ("Trust Instrument") is on file with the Secretary of the State of Delaware. Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). Before January 1, 1997, Trust "claimed" classification for federal tax purposes as an association taxable as a corporation, and it has never elected otherwise.

         Each Fund is a duly established and designated series of Trust. Target has a single class of shares. Acquiring Fund initially will offer a single class of shares, designated Investor Class (I.E., the Acquiring Fund Shares), which are substantially similar to the Target Shares, but may at some time in the future offer additional classes of shares.

1.                PLAN OF REORGANIZATION AND TERMINATION
                  --------------------------------------

      1.1. At the Closing (as defined in paragraph 3.1), Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

             (a) issue and  deliver to Target the number of full and  fractional
                 (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the net asset value ("NAV") of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

             (b) assume all of Target's  liabilities  described in paragraph 1.3
                 ("Liabilities").

      1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

      1.3. The Liabilities shall include all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Plan.

      1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

      1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. That distribution shall be accomplished by Trust's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring those Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of Trust and any further actions shall be taken in connection therewith as required by applicable law.

      1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

2.    VALUATION
      ---------

      2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Trust's then-current prospectus and statement of additional information ("P/SAI"), less (b) the amount of the Liabilities as of the Valuation Time.

      2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in the P/SAI.

      2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Neuberger Berman Management Incorporated ("NB Management").

3.    CLOSING AND EFFECTIVE TIME
      --------------------------

      3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at Trust's principal office on or about _______, 2002, or at such other place and/or on such other date (but not before the date the Other Reorganization is consummated) Trust determines. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time Trust determines ("Effective Time"), provided that if the Closing and consummation of the Other Reorganization occur on the same day, the Effective Time shall be immediately after such consummation. If, immediately before the Valuation Time,
(a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Target's net value and/or the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.

      3.2. Trust's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information
(including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to that information on Target's books immediately before the Closing. Trust's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Trust's transfer agent shall deliver at the Closing a certificate as to the opening of accounts in the Shareholders' names on Acquiring Fund's share transfer books and a confirmation, or other evidence satisfactory to Trust, that the Acquiring Fund Shares to be credited to Target at the Effective Time have been credited to Target's account on Acquiring Fund's books.

4.    CONDITIONS PRECEDENT
      --------------------

      4.1. Trust's obligation to implement this Plan on Acquiring Fund's behalf shall be subject to satisfaction of the following conditions at or before the Effective Time:

             4.1.1. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

             4.1.2. Target's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

             4.1.3. Target is not in violation of, and the adoption of this Plan and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of the Trust Instrument or Trust's By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound;

             4.1.4.  All  material   contracts  and  other   commitments  of  or
      applicable to Target (other than this Plan and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

             4.1.5. No litigation,  administrative  proceeding, or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

             4.1.6. Target incurred the Liabilities in the ordinary course of its business; and there are no Liabilities other than liabilities disclosed or provided for in Trust's financial statements referred to in paragraph 4.1.12 and Liabilities that Target incurred in the ordinary course of its business subsequent to October 31, 2001, or otherwise disclosed to Corporation in writing, none of which is materially adverse to the business, assets, or results of Target's operations;

             4.1.7. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

             4.1.8. Target is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

             4.1.9.  During the five-year  period ending at the Effective  Time,
      (a) neither Target nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations without regard to section
      1.368-1(e)(3)(i)(A) thereof) to it will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

             4.1.10. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

             4.1.11. Target's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 2001, have been timely filed and all taxes payable pursuant to those returns have been timely paid; provided that, if the due date for any such return(s) for the taxable year ended October 31, 2001, has been extended beyond the Effective Time, Target nevertheless will file such return(s) and pay all taxes payable pursuant thereto before the Effective Time;

             4.1.12. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

             4.1.13. Trust's audited financial statements for the year ended October 31, 2001, which have been delivered to Corporation, fairly represent, in all material respects, Target's financial position as of such date and the results of its operations and changes in its net assets for the period then ended;

             4.1.14. As of the Effective Time, Target will not have outstanding any warrants, options, convertible securities, or any other type of rights issued by it pursuant to which any person could acquire Target Shares; and

             4.1.15. The Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      4.2. Trust's obligation to implement this Plan on Target's behalf shall be subject to satisfaction of the following conditions at or before the Effective Time:

             4.2.1. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

             4.2.2. The Acquiring Fund Shares to be issued and delivered to Target hereunder (a) at the Effective Time will have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (b) when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable by Trust;

             4.2.3. Acquiring Fund is not in violation of, and the adoption of this Plan and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of the Trust Instrument or Trust's By-Laws or of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound;

             4.2.4. No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

             4.2.5. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; it intends to continue to meet all such requirements for all future taxable years; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

             4.2.6. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

             4.2.7. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund
      (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and
      (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

             4.2.8. There is no plan or intention for Acquiring Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

             4.2.9. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target;

             4.2.10. During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares with consideration other than Acquiring Fund Shares;

             4.2.11. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

             4.2.12. If the Reorganization is consummated, Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of such shares for the purpose of making additional investments therein, regardless of the value of the shares so received.

      4.3. Trust's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions at or before the Effective Time:

             4.3.1. At the Effective Time, the Other Reorganization will have been consummated in accordance with the Agreement;

             4.3.2. The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it constructively surrenders in exchange therefor;

             4.3.3. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

             4.3.4. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

             4.3.5. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

             4.3.6. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

             4.3.7. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization. For the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

             4.3.8. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Shareholder held; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

             4.3.9. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (as defined in section 304(c) of the Code) of Acquiring Fund;

             4.3.10. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses");

             4.3.11. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1.9, 4.2.6, and 4.2.10 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time;

             4.3.12. This Plan has been duly authorized by all necessary action on the part of Trust's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Plan constitutes a valid and legally binding obligation of each Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

             4.3.13. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for Trust's adoption of this Plan, except for (a) the filing with the Securities and Exchange

      Commission ("SEC") of a registration statement by Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

             4.3.14. On the effective date of the Registration Statement and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

             4.3.15. All necessary filings will have been made with the SEC and state securities authorities, and no order or directive will have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby; the Registration Statement will have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof will have been issued, and the SEC will not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby will have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund;

             4.3.16. At the Effective Time, no action, suit, or other proceeding will be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby;

             4.3.17. Trust will have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel") substantially to the effect that:

                      (a) Each Fund is a duly  established  series  of Trust,  a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under the Trust Instrument to own all its properties and assets and, to Counsel's knowledge, to carry on its business as presently conducted;

                      (b) This Plan (1) has been duly  authorized and adopted by
             Trust on behalf of each Fund and (2) is a valid and legally binding obligation of Trust with respect to each Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                      (c) The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Plan, assuming their due delivery as contemplated hereby, will be duly authorized and validly issued and outstanding and fully paid and non-assessable by Trust;

                      (d) The adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Trust Instrument or Trust's By-Laws or of any agreement (known to Counsel, without any independent inquiry or investigation) to which Trust (with respect to either Fund) is a party or by which it is bound or (to Counsel's knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Trust (with respect to either Fund) is a party or by which it is bound, except as set forth in such opinion;

                      (e) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Trust on behalf of either Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

                      (f) Trust is registered with the SEC as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend such registration; and

                      (g)  To  Counsel's   knowledge  (without  any  independent
             inquiry or investigation), (1) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Trust (with respect to either
             Fund) or any of its properties or assets attributable or allocable to either Fund and (2) Trust (with respect to each Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects either Fund's business, except as set forth in such opinion.

         In rendering such opinion, Counsel may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent
         Delaware counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and

             4.3.18. Trust will have received an opinion of Counsel, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

                      (a) Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for their Target Shares, will qualify as a "reorganization" as defined in section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                      (b) Target will  recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

                      (c) Acquiring  Fund will  recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

                      (d) Acquiring  Fund's basis in the Assets will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

                      (e) A  Shareholder  will  recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

                      (f) A Shareholder's  aggregate basis in the Acquiring Fund
             Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided the Shareholder held them as capital assets at the Effective Time.

         Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      4.4. For purposes of paragraphs 4.2.5, 4.2.9, and 4.2.10, references to "Acquiring Fund" shall be deemed to include Lipper Fund to the extent such paragraphs refer to past events.

      4.5. At any time before the Closing, Trust may waive any of the conditions set forth in this paragraph 4 if, in the judgment of its board of trustees, that waiver will not have a material adverse effect on either Fund's shareholders' interests.

5.    TERMINATION AND AMENDMENT OF PLAN
      ---------------------------------

      5.1. Trust's trustees may terminate this Plan and abandon the Reorganization at any time prior to the Effective Time if circumstances develop that, in their judgment, make proceeding with the Reorganization inadvisable for either Fund.

      5.2. Trust's trustees may amend, modify, or supplement this Plan at any time in any manner; provided that no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

6.    MISCELLANEOUS
      -------------

      6.1. This Plan shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

      6.2. All Reorganization Expenses associated with the Reorganization and the Other Reorganization shall be borne equally by NB Management (the Funds' investment manager) and Lipper & Company, L.L.C. (Lipper Fund's investment adviser); provided that if such transactions are not ultimately consummated, each such entity shall bear its own expenses incurred in furtherance thereof.

      6.3. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

      6.4. Notice is hereby given that this instrument is adopted on behalf of Trust's trustees solely in their capacities as trustees, and not individually, and that Trust's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders or any series of Trust other than the Funds but are only binding on and enforceable against the respective Funds' property. Each Fund, in asserting any rights or claims under this Plan, shall look only to the other Fund's property in settlement of such rights or claims and not to such trustees, officers, or shareholders.

                                                                      APPENDIX B

                INFORMATION RELATING TO BUYING AND SELLING SHARES
                    OF ACQUIRING FUND'S INVESTOR CLASS SHARES


SHARE PRICES

Because Investor Class Shares of Acquiring Fund do not have sales charges, the price you pay for each share is Acquiring Fund's net asset value per share. Similarly, because there are no fees for selling shares, Acquiring Fund pays you the full share price when you sell shares.

Acquiring Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Acquiring Fund shares will not be priced on those days or any other day the Exchange is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, Acquiring Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, Acquiring Fund would post a notice on the Neuberger Berman website www.nb.com. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted. (See "Maintaining Your Account" for instructions on placing orders.) We cannot accept your purchase order until payment has been received. The Acquiring Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern Time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by Acquiring Fund could change on days when you can't buy or sell shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.


Share Price Calculations
------------------------

The price of Investor Class Shares of Acquiring Fund is the total value of the assets attributable to Investor Class minus the liabilities attributable to that class, divided by the total number of Investor Class shares outstanding. The share price of Acquiring Fund typically changes every business day.

When valuing portfolio securities, Acquiring Fund uses bid quotations. When Acquiring Fund believes a quotation does not reflect a security's current market value, Acquiring Fund may substitute for the quotation a fair-value estimate made according to methods approved by its trustees. Acquiring Fund may also use these methods to value certain types of illiquid securities. Acquiring Fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the NYSE closes.

Investment Providers
--------------------
The Investor Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs and financial advisers.

The fees and policies outlined in this prospectus are set by Acquiring Fund and by Neuberger Berman Management. However, if you use an investment provider, most of the information you will need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.


PRIVILEGES AND SERVICES

As a Neuberger Berman fund shareholder, you have access to a range of services to make investing easier:

SYSTEMATIC INVESTMENTS - This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS - This plan lets you arrange withdrawals of at least $100 from Acquiring Fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS - When you sell Acquiring Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS - At WWW.NB.COM, you can make transactions, check your account, and access a wealth of information.

FUNDFONE(R) - Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange Acquiring Fund shares.


Dollar Cost Averaging
---------------------

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount - say, $100 a month - you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS - Acquiring Fund pays out to shareholders any net income and net capital gains. Ordinarily, Acquiring Fund declares income dividends daily and pays them monthly. Acquiring Fund makes any capital gain distributions once a year (in December).

Unless you tell us otherwise, your income and capital gain distributions from Acquiring Fund will be reinvested in Acquiring Fund. However, if you prefer you may:

o        receive all distributions in cash

o reinvest capital gain distributions, but receive income distributions in cash

Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in Investor Class shares of another NB fund of the same account registration. To take advantage of one of these options, please indicate your choice on your application.

HOW DISTRIBUTIONS ARE TAXED - Except for tax-advantaged retirement accounts and other tax-exempt investors, all Acquiring Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Income distributions and net short-term capital gain distributions are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long Acquiring Fund held the securities it sold, not when you bought your shares of Acquiring Fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED - When you sell or exchange Acquiring Fund shares, you generally realize a taxable gain or loss. The exceptions, once again, are tax-advantaged retirement accounts and other tax-exempt investors.


BUYING SHARES BEFORE A DISTRIBUTION

The money Acquiring Fund earns, either as income or as capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional Neuberger Fund shares or paid to shareholders in cash.

Because of this, if you buy shares of Acquiring Fund just before Acquiring Fund makes a capital gain distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you from distributions.


TAXES AND YOU

The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on Acquiring Fund distributions and share transactions? One helpful tool is the tax statement that we send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.


MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES - Instructions for buying shares are under "Buying Shares." Whenever you make an initial investment in Acquiring Fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares you will receive the next share price calculated after your payment is received. Dividends will not be earned or accrued until the day after our transfer agent received payment.

WHEN YOU SELL SHARES - Instructions for selling shares are under "Selling Shares." You can place an order to sell some or all of your shares at any time. You will receive the dividends earned and accrued by Acquiring Fund on the day you sell your shares. The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

o        in unusual circumstances where the law allows additional time if needed

o if a check you wrote to buy shares hasn't cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

Acquiring Fund does not issue certificates for shares. If you have share certificates, the only way to redeem those shares is by sending in the certificates. Also, if you lose a certificate, you will be charged a fee to replace it.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire or certified check.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see "Signature Guarantees"). These cases include:

o        when selling more than $50,000 worth of shares

o when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

o when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $2,000 worth of shares in the account. Otherwise, Acquiring Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you any proceeds by mail.

UNCASHED CHECKS - We do not pay interest on uncashed checks from Acquiring Fund distributions or the sale of Acquiring Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for replacement.

STATEMENTS AND CONFIRMATIONS - Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES - You can move money from Acquiring Fund to another Neuberger Berman fund through an exchange of shares. There are three things to remember when making an exchange:

o        both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange program is available to all shareholders in Acquiring Fund, but can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING  ORDERS BY  TELEPHONE  -  Acquiring  Fund  investors  have the option of placing telephone orders, subject to certain restrictions. On certain non-retirement accounts, this option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as Acquiring Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

OTHER POLICIES - Under certain circumstances, Acquiring Fund reserves the right to:

o        suspend the offering of shares

o        reject any exchange or investment order

o        change, suspend, or revoke the exchange privilege

o        suspend the telephone order privilege

o satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell fund shares on days when the New York Stock Exchange is closed, or as otherwise permitted by the SEC

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investor


Backup Withholding
------------------

When sending in your application, it's important to provide your Social Security or other taxpayer ID number. If we don't have this number, the IRS requires Acquiring Fund to deduct back-up withholding from all money you receive from Acquiring Fund whether from selling shares or from distributions. We are also required to withhold, based at the current tax rate, money you receive from distributions if the IRS tells us that you are subject to backup withholding.

If the appropriate ID number has been applied for but is not available (such as in the case of a custodial account for a newborn), you may open the account without a number. However, we must receive the number within 60 days in order to avoid backup withholding. This 60-day grace period is not available on any other type of account. For information on custodial accounts, call 800-877-9700.


Signature Guarantees
--------------------

A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.


Conversion to the Euro
----------------------

Like other mutual funds, Acquiring Fund could be affected by problems relating to the conversion of European currencies into the Euro, which began 1/1/99 and extends to 7/1/02.


At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in Acquiring Fund's portfolio will be affected by this issue.


At the same time, it is impossible to know whether the ongoing conversion, which could disrupt Acquiring Fund operations and investments if problems arise, has been adequately addressed until the conversion is completed.


BUYING SHARES

Method                       Things to know

----------------------------------------------------------------------------------------------------------------------

Sending us a check           Your first investment must be at least $2,000

                             Additional investments can be as little as $100

                             We cannot accept cash, money orders, starter checks, or travelers checks

                             You will be  responsible  for any  losses  or fees  resulting  from a bad check; if necessary,  we may sell other shares  belonging to you in order to cover these losses

                             All checks must be made out to "Neuberger Berman Funds;" we cannot accept checks made out to you or other parties and signed over to us

----------------------------------------------------------------------------------------------------------------------
Wiring money                 A wire for a first investment must be for at least $2,000

                             Wires for additional investments must be for at least $1,000
----------------------------------------------------------------------------------------------------------------------
Exchanging from another      An exchange for a first investment must be for at least $2,000 fund
                             Exchanges for additional investments must be for at least $1,000

                             Both accounts involved must be registered in the same name, address and tax ID number

                             An exchange order cannot be cancelled or changed once it has been placed
----------------------------------------------------------------------------------------------------------------------
By telephone                 We do not accept phone orders for a first investment

                             Additional investments must be for at least $1,000

                             Shares will be purchased upon receipt of your money by our transfer agent

                             Not available on retirement accounts
----------------------------------------------------------------------------------------------------------------------
Setting up systematic        All investments must be at least $100
investments


                                       B-7

Instructions
----------------------------------------------------------------------------------------------------------------------
Fill out the application and enclose your check

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA  02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA  02184-3839
----------------------------------------------------------------------------------------------------------------------
Before wiring any money, call 800-877-9700 for an order confirmation

Have your  financial  institution  send your wire to State Street Bank and Trust
Company

Include your name, the fund name, your account number and other information as requested
----------------------------------------------------------------------------------------------------------------------
Call 800-877-9700 to place your order

To place an order using FUNDFONE(R), call 800-335-9366
----------------------------------------------------------------------------------------------------------------------
Call 800-877-9700 to notify us of your purchase

Immediately follow up with a wire or electronic transfer

To add shares to an existing account using FUNDFONE(R), call 800-335-9366

----------------------------------------------------------------------------------------------------------------------
Call 800-877-9700 for instructions



Retirement Plans
----------------

We offer investors a number of tax-advantaged plans for retirement saving:

TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions are deductible for some investors, but even when they're not, an IRA can be beneficial.

ROTH IRAS offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

                                       B-8

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Consult your tax professional to find out which types of plans may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan.


SELLING SHARES

Method                       Things to know

----------------------------------------------------------------------------------------------------------------------
Sending us a letter          Unless you tell us  otherwise,  we will mail your  proceeds  by check to the address of record, payable to the registered owner(s)

                             If you  have  designated  a bank  account  on your  application,  you can request that we wire the proceeds to this  account;  if the total balance in all of your Neuberger Berman fund accounts is less than $200,000,  you will be charged an $8.00 wire fee

                             You can also request that we send the  proceeds to your  designated  bank account by electronic transfer without fee

                             You may need a signature guarantee

----------------------------------------------------------------------------------------------------------------------
Sending us a fax             For amounts of up to $50,000

                             Not  available  if you have  changed the address on the account by phone, fax, or postal address change in the past 15 days

----------------------------------------------------------------------------------------------------------------------
Calling in your order        All phone orders to sell shares must be for at least $1,000,  unless you are closing out an account

                             Not  available if you have  declined  the phone option or are selling  shares in certain retirement accounts

                             Not  available  if you have  changed the address on the account by phone, fax, or postal address change in the past 15 days

----------------------------------------------------------------------------------------------------------------------
Exchanging into another      All exchanges must be for at least $1,000
fund
                             Both accounts involved must be registered in the same name, address and tax ID number

                             An exchange order cannot be cancelled or changed once it has been placed

----------------------------------------------------------------------------------------------------------------------
Setting up systematic        For accounts with at least $5,000 worth of shares in them
withdrawals
                             Withdrawals must be at least $100

----------------------------------------------------------------------------------------------------------------------
Redemption fee               There is no redemption fee for Acquiring Fund shares


Instructions
----------------------------------------------------------------------------------------------------------------------
Send us a letter  requesting us to sell shares signed by all registered  owners;
include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA  02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA  02184-3839

----------------------------------------------------------------------------------------------------------------------
Write a request to sell shares as described above

Call 800-877-9700 to obtain the appropriate fax number and to make sure it arrived and is in good order

----------------------------------------------------------------------------------------------------------------------
Call 800-877-9700 to place your order

Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDFONE(R), call 800-335-9366
----------------------------------------------------------------------------------------------------------------------
Call 800-877-9700 to place your order

To place an order using FUNDFONE(R), call 800-335-9366

----------------------------------------------------------------------------------------------------------------------
call 800-877-9700 for instructions

Internet Connection
-------------------

Investors with Internet access can enjoy many valuable and time-saving features by visiting us on the World Wide Web at WWW.NB.COM.

The site offers complete information on all NB funds, current performance data, as well as relevant news items, tax information, portfolio manager interviews, and related articles.

As a Neuberger Berman funds shareholder, you can use the web site to access account information and even make secure transactions - 24 hours a day.


REDEMPTION FEE

There is no redemption fee for Acquiring Fund shares. If, however, you buy and then sell shares of Neuberger Berman International and Neuberger Berman Technology Funds or exchange them for shares of another fund in 180 days or less of purchase, you will be charged a 2.00% fee on the current net asset value of the shares sold or exchanged. The fee is paid to the NB funds to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

Neuberger Berman Management uses a "first-in, first-out" method to determine how long you have held your NB fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or an exchange of:

o shares acquired by reinvestment of dividends or other distribution of the funds;

o        shares held in an account of certain qualified retirement plans; or

o shares purchased through other investment providers, IF the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

Shareholders purchasing through an investment provider should contact that provider to determine whether it imposes a redemption fee or has such a policy in place.


FUND STRUCTURE

The Neuberger Fund uses a "multiple class" structure. Acquiring Fund offers one class of shares. This Prospectus/Proxy Statement relates solely to Acquiring Fund Investor Class shares.

                                                                      APPENDIX C

                      FINANCIAL HIGHLIGHTS FOR LIPPER FUND

  (Taken from the Lipper High Income Bond Fund Prospectus, dated April 30, 2002)

         The financial highlights tables on the following pages are intended to help you understand Lipper Fund's financial performance for the period of Lipper Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned on an investment in Lipper Fund (assuming you reinvested all dividends and distributions). PricewaterhouseCoopers, LLP, Lipper Fund's independent accountants, audited this information, and its report and Lipper Fund's financial statements are included in Lipper Fund's annual report, which is available upon request.


                                                                   PREMIER SHARES
                                                              -------------------------
                                                                   2001        2000       1999          1998         1997
                                                                 FISCAL       FISCAL      FISCAL        FISCAL      FISCAL
                                                                  YEAR         YEAR       YEAR          YEAR         YEAR
                                                                --------    ---------  ----------    ----------  -----------

Net Asset Value, Beginning of Period.....................       $  8.90     $  9.22    $  9.57      $  10.11    $  10.18
                                                                --------    ---------  ----------    ----------  -----------

Income from Investment Operations:
     Net Investment Income*..............................          0.69        0.75       0.74          0.84        0.91
     Net Realized and Unrealized Gain (Loss) on Investments        0.12       (0.33)     (0.35)        (0.48)       0.19
                                                                --------    ---------  ----------    ----------  -----------

            Total From Investment Operations.............          0.81        0.42       0.39          0.36        1.10
                                                                --------    ---------  ----------    ----------  -----------

Distributions:
     Net Investment Income...............................         (0.68)      (0.74)     (0.74)        (0.86)      (0.91)
     In Excess of Net Investment Income..................         --          --         --            --+         --
     Net Realized Gain...................................         --          --         --            (0.04)      (0.26)
                                                                --------    ---------  ----------    ----------  -----------

         Total Distributions.............................         (0.68)      (0.74)     (0.74)        (0.90)      (1.17)
                                                                --------    ---------  ----------    ----------  -----------

Net Asset Value, End of Period...........................       $  9.03     $  8.90    $  9.22       $  9.57    $  10.11
                                                                --------    ---------  ----------    ----------  -----------

Total Return#............................................          9.27%       4.81%      4.20%         3.61%      11.22%
                                                                ========    =========  ==========    ==========  ===========

Ratios and Supplemental Data:
     Net Assets, End of Period (000's)...................         $92,841     $60,269     $66,163      $85,662      $85,151
     Ratios After Expense Waiver and/or Reimbursement:
        Expenses to Average Net Assets...................          1.00%       1.00%      1.00%         1.00%       1.00%
        Net Investment Income to Average Net Assets......          7.54%       8.15%      7.72%         8.50%       8.58%
     Ratios Before Expense Waiver and/or Reimbursement:
        Expenses to Average Net Assets...................          1.15%       1.18%      1.15%         1.15%       1.16%
        Net Investment Income to Average Net Assets......          7.39%       7.97%      7.56%         8.35%       8.42%
     Portfolio Turnover Rate.............................            85%         63%       103%          110%        105%

-----------------------------

* Voluntarily waived fees and reimbursed expenses affected the net investment income per share as follows:

Fiscal Year                                                Waiver/Reimbursement (Per Share)
---------------------------------------------    ----------------------------------------------
2001.........................................                           $0.01
2000.........................................                           $0.01
1999.........................................                           $0.02
1998.........................................                           $0.01
1997.........................................                           $0.02


+        Amount represents less than $0.01 per share.

# Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the fiscal years 1997 through 2001.


                                                                   RETAIL SHARES
                                                              -------------------------
                                                                   2001        2000       1999          1998         1997
                                                                 FISCAL       FISCAL      FISCAL        FISCAL      FISCAL
                                                                  YEAR         YEAR       YEAR          YEAR         YEAR
                                                                --------    ---------  ----------    ----------  -----------

Net Asset Value, Beginning of Period.....................       $  8.85     $  9.21    $  9.57        $10.11      $10.18
                                                                --------    ---------  ----------    ----------  -----------
Income from Investment Operations:
     Net Investment Income*..............................          0.63        0.67       0.73          0.82        0.84
     Net Realized and Unrealized Gain (Loss) on Investments        0.11       (0.31)     (0.37)        (0.49)       0.23
                                                                --------    ---------  ----------    ----------  -----------

            Total From Investment Operations.............          0.74        0.36       0.36          0.33        1.07
                                                                --------    ---------  ----------    ----------  -----------

Distributions:
     Net Investment Income...............................         (0.65)      (0.72)     (0.72)        (0.83)      (0.88)
     In Excess of Net Investment Income..................         --          --         --           --+          --
     Net Realized Gain...................................         --          --         --            (0.04)      (0.26)
         Total Distributions.............................         (0.65)      (0.72)     (0.72)        (0.87)      (1.14)

Net Asset Value, End of Period...........................       $  8.94     $  8.85    $  9.21       $  9.57      $10.11

Total Return#............................................          8.61%       4.08%      3.84%         3.36%      10.97%
                                                                ========    =========  ==========    ==========  ===========

Ratios and Supplemental Data:
     Net Assets, End of Period (000's)...................         $22,664      $5,891      $6,187       $5,950       $4,697
     Ratios After Expense Waiver and/or Reimbursement:
        Expenses to Average Net Assets...................          1.25%       1.25%      1.25%         1.25%       1.25%
        Net Investment Income to Average Net Assets......          6.94%       7.35%      7.48%         8.12%       8.31%
     Ratios Before Expense Waiver and/or Reimbursement:
        Expenses to Average Net Assets...................          1.40%       1.43%      1.40%         1.40%       1.41%
        Net Investment Income to Average Net Assets......          6.79%       7.17%      7.32%         7.97%       8.15%
     Portfolio Turnover Rate.............................             85%         63%        103%         110%         105%

-----------------------------

* Voluntarily waived fees and reimbursed expenses affected the net investment income per share as follows:

Fiscal Year                                                Waiver/Reimbursement (Per Share)
---------------------------------------------         -----------------------------------------
2001.........................................                           $0.01
2000.........................................                           $0.01
1999.........................................                           $0.02
1998.........................................                           $0.01
1997.........................................                           $0.02


+        Amount represents less than $0.01 per share.

# Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the fiscal years 1997 through 2001.

                                                                      APPENDIX D

                              CAPITALIZATION TABLES

         The following table shows the capitalization of Neuberger Berman High Yield Bond Fund and Lipper High Income Bond Fund as of October 31, 2001 and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date.

                                                               NEUBERGER      LIPPER HIGH INCOME       PRO FORMA
                                                              BERMAN HIGH          BOND FUND           COMBINED
                                                            YIELD BOND FUND

                      Net Assets (000)                           $16,209            $101,119            $117,314
                      Net Asset Value per share                    $6.86               $8.93               $8.93
                      Shares Outstanding (000)                     2,364              11,347              13,143

                     NEUBERGER BERMAN HIGH INCOME BOND FUND
            (a newly created series of Neuberger Berman Income Funds,
                           a Delaware business trust)
                           605 Third Avenue 2nd Floor
                          New York, New York 10158-0180
                             Telephone 800-877-9700

                    To acquire the assets and liabilities of

                          LIPPER HIGH INCOME BOND FUND
          (a series of The Lipper Funds, Inc., a Maryland corporation)
                                 101 Park Avenue
                            New York, New York 10178
                             Telephone 800-547-7379
                                       and

                      NEUBERGER BERMAN HIGH YIELD BOND FUND
     (a series of Neuberger Berman Income Funds, a Delaware business trust)

                       STATEMENT OF ADDITIONAL INFORMATION
      (Special Meeting of Shareholders of Lipper High Income Bond Fund and
                     Neuberger Berman High Yield Bond Fund)

                               DATED June 19, 2002

      This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the Prospectus and Proxy Statement dated June 20, 2002 ("Prospectus/Proxy Statement") for the special meeting of shareholders of Lipper High Income Bond Fund ("Lipper Fund") to be held on August 7, 2002 and the special meeting of shareholders of Neuberger Berman High Yield Bond Fund ("Neuberger Fund") to be held on August 7, 2002 (each a "Meeting"). Copies of the Prospectus/Proxy Statement may be obtained without charge by calling Neuberger Berman High Income Bond Fund ("Acquiring Fund") at 800-877-9700. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

      This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of this SAI):

      (1) The audited financial statements of Lipper High Income Bond Fund (a series of The Lipper Funds, Inc.) included in the Annual Report to Shareholders of The Lipper Funds for the fiscal year ended December 31, 2001, previously filed on EDGAR, Accession Number 0000950110-02-000120.


      (2)   The Statement of Additional  Information of The Lipper Funds,  dated
            April  30,  2002,  previously  filed  on  EDGAR,   Accession  Number
            0000950110-02-000251.

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      (3)   The audited financial statements of Neuberger Berman High Yield Bond
            Fund (a series of Neuberger Berman Income Funds) included in the Annual Report to Shareholders of Neuberger Berman Income Funds for the fiscal year ended October 31, 2001, previously filed on EDGAR, Accession Number 0000898432-01-500530.


      (4) The Statement of Additional Information of Neuberger Berman Income Funds, dated February 11, 2002, previously filed on EDGAR, Accession Number 0000898432-02-000069.


      No person has been authorized to give any information or to make any representations not contained in the Prospectus/Proxy Statement or in this SAI in connection with the offering made by the Prospectus/Proxy Statement, and, if given or made, such information or representations must not be relied upon as having been authorized by Acquiring Fund or its distributor. The
Prospectus/Proxy Statement and this SAI do not constitute an offering by Acquiring Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc.(C)2002 Neuberger Berman Management Inc. All rights reserved.




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TABLE OF CONTENTS
-----------------

INVESTMENT INFORMATION.......................................................5


   Investment Policies and Limitations.......................................5


   Temporary Defensive Position..............................................7


   Investment Insight........................................................8


   Additional Investment Information.........................................8


   Risks of Fixed Income Securities.........................................32


   Risks of Equity Securities...............................................34


CERTAIN RISK CONSIDERATIONS.................................................34


PERFORMANCE INFORMATION.....................................................34


TRUSTEES AND OFFICERS.......................................................34


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................43


   Investment Manager and Administrator.....................................43


   Management and Administration Fees.......................................44


   Waivers and Reimbursements...............................................44


   Sub-Adviser..............................................................45


   Investment Companies Managed.............................................46


   Codes of Ethics..........................................................47


   Management and Control of NB Management and Neuberger Berman.............48


DISTRIBUTION ARRANGEMENTS...................................................49


ADDITIONAL PURCHASE INFORMATION.............................................49


   Share Prices and Net Asset Value.........................................49


   Automatic Investing and Dollar Cost Averaging............................50


ADDITIONAL EXCHANGE INFORMATION.............................................50


ADDITIONAL REDEMPTION INFORMATION...........................................54


   Suspension of Redemptions................................................54


   Redemptions in Kind......................................................54


DIVIDENDS AND OTHER DISTRIBUTIONS...........................................54


ADDITIONAL TAX INFORMATION..................................................55


   Taxation of the Funds....................................................55


   Taxation of the Funds' Shareholders......................................58


PORTFOLIO TRANSACTIONS......................................................58


REPORTS TO SHAREHOLDERS.....................................................60


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ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................60


CUSTODIAN AND TRANSFER AGENT................................................61


INDEPENDENT AUDITORS........................................................61


LEGAL COUNSEL...............................................................61


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................62


REGISTRATION STATEMENT......................................................62


FINANCIAL STATEMENTS........................................................62


APPENDIX A  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER................A-1



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                               GENERAL INFORMATION

      Shareholders of Lipper Fund and Neuberger Fund are being asked to consider and approve a proposed Agreement and Plan of Conversion and Termination (for Lipper Fund) or Plan of Reorganization and Termination (for Neuberger Fund) (each a "Plan"). Each Plan provides for the reorganization of Lipper Fund or Neuberger Fund into Acquiring Fund, a newly created series of Neuberger Berman Income Funds, and the transactions contemplated thereby (each a "Transaction"), including (a) the transfer of all assets of Lipper Fund or Neuberger Fund in exchange for shares of Acquiring Fund and the assumption by Acquiring Fund of all liabilities of Lipper Fund or Neuberger Fund; and (b) the dissolution of Lipper Fund or Neuberger Fund.

      The special meeting of shareholders of Lipper Fund to vote on the Plan and Transaction for that that Fund will be held at the offices of Lipper & Company, L.L.C. at 101 Park Avenue, New York, New York 10178-0694 on August 7, 2002 at 10:00 a.m. Eastern Time, and the special meeting of shareholders of Neuberger Fund to vote on the Plan and Transaction for that Fund will be held at the offices of Neuberger Berman, LLC, 605 Third Avenue, 41st Floor, New York, New York 10158-3698 on August 7, 2002, at 10:00 a.m. Eastern time. For further information about the reorganizations, see the Prospectus/Proxy Statement.

                             INVESTMENT INFORMATION

       Acquiring Fund is a separate operating series of Neuberger Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

       The   following   information   supplements   the   discussion   in   the
Prospectus/Proxy Statement of the investment objective, policies, and limitations of Acquiring Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of Acquiring Fund are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment policies and limitations of Acquiring Fund may not be changed without the approval of the lesser of:

       (1) 67% of the total units of beneficial interest ("shares") of Acquiring Fund represented at a meeting at which more than 50% of the outstanding Acquiring Fund shares are represented or

       (2) a majority of the outstanding shares of Acquiring Fund.

       These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

INVESTMENT POLICIES AND LIMITATIONS

       With respect to the limitation on borrowings, Acquiring Fund may pledge assets in connection with permitted borrowings.



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       Except as set forth in the  limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the
percentage   limitation  is  exceeded  immediately  after,  and  because  of,  a transaction by Acquiring Fund. If events subsequent to a transaction result in Acquiring Fund exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

      Acquiring Fund's fundamental investment policies and limitations are as follows:

      1. BORROWING. Acquiring Fund may not borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of Acquiring Fund's total assets, Acquiring Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES. Acquiring Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit Acquiring Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments, or from investing in securities of any kind.

      3. DIVERSIFICATION. Acquiring Fund may not with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of Acquiring Fund's total assets would be invested in the securities of that issuer or (ii) Acquiring Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. INDUSTRY CONCENTRATION. Acquiring Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of U.S. Government and Agency Securities.

      5. LENDING. Acquiring Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE. Acquiring Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit Acquiring Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.


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      7. SENIOR  SECURITIES.  Acquiring  Fund may not issue  senior  securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. Acquiring Fund may not underwrite securities of other issuers, except to the extent that Acquiring Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

      Acquiring Fund has the following fundamental investment policy:

      Notwithstanding any other investment policy of Acquiring Fund, Acquiring Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as Acquiring Fund.

      Acquiring Fund's non-fundamental investment policies and limitations are as follows:

      1. ILLIQUID SECURITIES. Acquiring Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which Acquiring Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      2. BORROWING. Acquiring Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets.

      3. LENDING. Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, Acquiring Fund may not make any loans other than securities loans.

      4. MARGIN TRANSACTIONS. Acquiring Fund may not purchase securities on margin from brokers or other lenders, except that Acquiring Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation

TEMPORARY DEFENSIVE POSITION

       For temporary defensive purposes, Acquiring Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal and state income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which Acquiring Fund normally invests.



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INVESTMENT INSIGHT

      The Neuberger Berman HIGH INCOME Bond Fund will invest at least 80% of its total assets under normal market conditions in U.S. intermediate-term, high yield corporate bonds rated at the time of investment "Baa1" to "B3" by Moody's Investors service, Inc. or "BBB+" to "B-" by Standard & Poor's Corporation, or in comparable securities. Acquiring Fund may invest up to 20% of its total assets in preferred stock (including convertible preferred stock), warrants, convertible securities, common stock or other equity securities. Acquiring Fund will generally hold such equity investments as a result of purchases of unit offerings of fixed income securities that include such securities or in connection with actual or proposed conversion or exchange of fixed income securities. However, Acquiring Fund may also purchase equity securities not associated with fixed income securities when, in the opinion of the Adviser, such purchase is appropriate.

ADDITIONAL INVESTMENT INFORMATION

      Acquiring Fund may make the following investments, among others, some of which are part of Acquiring Fund's principal investment strategies and some of which are not. The principal strategies of Acquiring Fund are discussed in the Prospectus/Proxy Statement. Acquiring Fund will not necessarily buy all of the types of securities or use all of the investment techniques that are described.

      U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

      POLICIES AND LIMITATIONS. Under normal circumstances, Acquiring Fund may invest up to 20% of its total assets in U.S. Government and Agency Securities.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees,


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determines they are liquid.  Generally,  foreign  securities  freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for Acquiring Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by Acquiring Fund may be subject to legal restrictions which could be costly to Acquiring Fund.

      POLICIES AND LIMITATIONS. Acquiring Fund may invest up to 15% of its net assets in illiquid securities.

      REPURCHASE AGREEMENTS. In a repurchase agreement, Acquiring Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from Acquiring Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

       POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. Acquiring Fund may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that Acquiring Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for Acquiring Fund's account by its custodian or a bank acting as Acquiring Fund's agent.

      SECURITIES LOANS. Acquiring Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with Acquiring Fund. Acquiring Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay Acquiring Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of Acquiring Fund or the borrower. Acquiring Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Acquiring Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

       POLICIES AND LIMITATIONS. In order to realize income, Acquiring Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy


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by  NB  Management.   Borrowers  are  required   continuously  to  secure  their
obligations to return securities on loan from Acquiring Fund by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. Borrowers are required continuously to secure their obligations to return securities on loan from Acquiring Fund by depositing collateral in a form determined to be satisfactory by the Trustees.

       RESTRICTED SECURITIES AND RULE 144A SECURITIES. Acquiring Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by Acquiring Fund qualify under Rule 144A and an institutional market develops for those securities, Acquiring Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of Acquiring Fund's illiquidity. NB Management, acting under guidelines established by the Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

       Where registration is required, Acquiring Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time Acquiring Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, Acquiring Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Trustees believe accurately reflects fair value.

       POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to Acquiring Fund's 15% limit on investments in illiquid securities.

      AMERICAN DEPOSITARY RECEIPTS. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information. If the underlying security is denominated in a foreign currency, investment in the ADR is subject to the risk of fluctuations in the exchange rate, even though the ADR is denominated in U.S. dollars.

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

      POLICIES AND LIMITATIONS. Acquiring Fund will limit its investment in unsponsored ADRs to no more than 5% of the value of Acquiring Fund's net assets. ADRs on foreign securities which are denominated in foreign currencies are subject to Acquiring Fund's 25% limit on foreign securities denominated in foreign currencies.

       WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by Acquiring Fund to purchase securities that will be issued at a future date (ordinarily within two months, although Acquiring Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

       When-issued and delayed delivery transactions enable Acquiring Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, Acquiring Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, Acquiring Fund may lose the opportunity to obtain a favorable price.

       The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of Acquiring Fund's NAV starting on the date of the agreement to purchase the securities. Because Acquiring Fund has not yet paid for the securities, this produces an effect similar to leverage. Acquiring Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

       POLICIES AND LIMITATIONS. Acquiring Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, Acquiring Fund may dispose of or renegotiate a commitment after it has been entered into. Acquiring Fund also may sell securities it has committed to purchase before those securities are delivered to Acquiring Fund on the settlement date. Acquiring Fund may realize capital gains or losses in connection with these transactions.

       When Acquiring Fund purchases securities on a when-issued or delayed delivery basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of Acquiring Fund's purchase commitments. This procedure is designed to ensure that Acquiring Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

       OPTIONS AND FORWARD CONTRACTS. As described below, these instruments may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased by Acquiring Fund resulting from securities markets or currency exchange rate fluctuations, to protect Acquiring

Fund's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities or to seek to enhance Acquiring Fund's income or gain. Acquiring Fund may use any or all types of these instruments at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized instrument will be a function of numerous variables, including market conditions.

       CALL OPTIONS ON SECURITIES. Acquiring Fund may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by Acquiring Fund on Acquiring Fund's NAV) or to earn premium income. Fund securities on which call options may be written and purchased by Acquiring Fund are purchased solely on the basis of investment considerations consistent with Acquiring Fund's investment objective.

       When Acquiring Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. That Fund receives a premium for writing the option. When writing call options, Acquiring Fund writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, that Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. Acquiring Fund may be obligated to deliver securities underlying a call option at less than the market price.

       The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which Acquiring Fund will not do), but is capable of enhancing Acquiring Fund's total return. When writing a covered call option, Acquiring Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

       If a call option that Acquiring Fund has written expires unexercised, Acquiring Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, Acquiring Fund will realize a gain or loss from the sale of the underlying security.

       When Acquiring Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. Acquiring Fund would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

       POLICIES AND LIMITATIONS. Acquiring Fund may write covered call options and may purchase call options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes. Acquiring Fund may write covered call options for the purpose of producing income. Acquiring Fund will write a call option on a security only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

       PUT OPTIONS ON SECURITIES. Acquiring Fund may write and purchase put options on securities. Acquiring Fund will receive a premium for writing a put option, which obligates that Fund to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. Acquiring Fund may be obligated to purchase the underlying security at more than its current value.

       When Acquiring Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. Acquiring Fund might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

       Fund securities on which put options may be written and purchased by Acquiring Fund are purchased solely on the basis of investment considerations consistent with Acquiring Fund's investment objective. When writing a put option, Acquiring Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that Acquiring Fund has written expires unexercised, Acquiring Fund will realize a gain in the amount of the premium.

      POLICIES AND LIMITATIONS. Acquiring Fund may write and purchase put options on securities or on foreign currencies for hedging purposes (i.e., to reduce, at least in part, the effect on NAV of price fluctuations of securities held by Acquiring Fund.

       GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by Acquiring Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by Acquiring Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

       Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between Acquiring Fund and a counterparty, with no clearing organization guarantee. Thus, when Acquiring Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) that Fund originally sold (or purchased) the option. There can be no assurance that Acquiring Fund would be able to liquidate an OTC option at any time prior to expiration. Unless Acquiring Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, Acquiring Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which Acquiring Fund may engage in OTC options transactions.

       The premium received (or paid) by Acquiring Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by Acquiring Fund for writing an option is recorded as a liability on Acquiring Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time Acquiring Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

       Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Acquiring Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that Acquiring Fund will be able to effect closing transactions at favorable prices. If Acquiring Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

       Acquiring Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by Acquiring Fund; however, Acquiring Fund could be in a less advantageous position than if it had not written the call option.

       Acquiring Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, Acquiring Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

       The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.

       POLICIES AND LIMITATIONS. The assets used as cover (or held in a segregated account) for OTC options written by Acquiring Fund will be considered illiquid and thus subject to Acquiring Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that Acquiring Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. Acquiring Fund may purchase and sell call and put options on securities indices and other financial indices. In so doing, Acquiring Fund can pursue many of the same objectives it would pursue through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other investment except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an over-the-counter option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may by multiplied by a formula value. The seller of the obligation is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

      FORWARD FOREIGN CURRENCY CONTRACTS. Acquiring Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). Acquiring Fund enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by Acquiring Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      Forward Contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

      At the consummation of a Forward Contract to sell currency, Acquiring Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If Acquiring Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of Acquiring Fund into such currency. If Acquiring Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in Forward Contract prices. Closing purchase transactions with respect to Forward Contracts are usually made with the currency dealer who is a party to the original Forward Contract.

      NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

      However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, Acquiring Fund could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If Acquiring Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of Acquiring Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. Acquiring Fund may experience delays in the settlement of its foreign currency transactions.


       POLICIES AND LIMITATIONS. Acquiring Fund does not engage in transactions in Forward Contracts for speculation; they view investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them.

       OPTIONS ON FOREIGN CURRENCIES. Acquiring Fund may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

      POLICIES AND LIMITATIONS. Acquiring Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities.

       REGULATORY LIMITATIONS ON USING FORWARD CONTRACTS AND OPTIONS ON SECURITIES, SECURITIES INDICES, FOREIGN CURRENCIES, AND OTHER FINANCIAL INSTRUMENTS (COLLECTIVELY, "HEDGING INSTRUMENTS"). To the extent Acquiring Fund sells or purchases options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of Acquiring Fund's net assets.

       COVER FOR HEDGING INSTRUMENTS. Acquiring Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of Acquiring Fund's assets could impede portfolio management or Acquiring Fund's ability to meet current obligations. Acquiring Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to Acquiring Fund.

       POLICIES AND LIMITATIONS. Acquiring Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

       GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by Acquiring Fund and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select Acquiring Fund's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of Acquiring Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for Acquiring Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected by the manager to resemble or offset that of Acquiring Fund's underlying securities or currency. There can be no assurance that Acquiring Fund's use of Hedging Instruments will be successful.

       Acquiring Fund's use of Hedging Instruments may be limited by certain provisions of the Code with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

       Acquiring Fund is not obligated to use any Hedging Instruments and makes no representations as to the availability or use of these techniques at this time or at any time in the future.

       POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of Acquiring Fund's underlying securities or currency. NB Management intends to reduce the risk that Acquiring Fund will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

      ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES AND DISCOUNT OBLIGATIONS. Acquiring Fund may invest in zero coupon securities, step coupon securities and pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Acquiring Fund may also acquire certain debt securities at a discount. These discount obligations involve special risk considerations. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by Acquiring Fund prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

       Because Acquiring Fund must distribute substantially all of its net income (including non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) to its shareholders each year for income and excise tax purposes, Acquiring Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information."

       The market prices of zero coupon securities, pay-in-kind securities and discount obligations generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities and discount obligations are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

       LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by at least one NRSRO that has rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

       During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

       The market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

       The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit Acquiring Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

       See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.

      POLICIES AND LIMITATIONS. Acquiring Fund normally will invest at least 80% of net assets in debt securities rated BBB/Baa or lower, or unrated securities of comparable quality.

       INFLATION-INDEXED SECURITIES. Acquiring Fund may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period Acquiring Fund holds the security, Acquiring Fund may earn less on it than on a conventional bond.

       Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (I.E., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

       Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because Acquiring Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, Acquiring Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

       COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Acquiring Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Trustees.

       POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to Acquiring Fund's 15% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, Acquiring Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in Acquiring Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to Acquiring Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of Acquiring Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, Acquiring Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to Acquiring Fund's obligations under the agreement. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. While a reverse repurchase agreement is outstanding, Acquiring Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to Acquiring Fund's obligations under the agreement.

       BANKING AND SAVINGS  INSTITUTION  SECURITIES.  These  include  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which Acquiring Fund invests typically are not covered by deposit insurance.

       VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

       Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet Acquiring Fund's quality standards. Accordingly, in purchasing these securities, Acquiring Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. Acquiring Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits Acquiring Fund to sell the security to the issuer or third party at a specified price. Acquiring Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

       POLICIES AND LIMITATIONS. Acquiring Fund may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, Acquiring Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit.

       For purposes of determining its dollar-weighted average maturity, Acquiring Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, Acquiring Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

       MONEY MARKET FUNDS. Acquiring Fund may invest up to 10% of its total assets in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause Acquiring Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, Acquiring Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

       POLICIES AND LIMITATIONS. For cash management purposes, Acquiring Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. Acquiring Fund does not have any current intention to make use of this authority. Otherwise, Acquiring Fund's investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of Acquiring Fund's total assets with respect to any one investment company and (iii) 10% of Acquiring Fund's total assets in all investment companies in the aggregate.

       MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement.

      Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

      Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, Acquiring Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. Acquiring Fund uses an approach that NB Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of Acquiring Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

       Mortgage-backed securities may be issued in the form of CMOs or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

      Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. NB Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets Acquiring Fund's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. Acquiring Fund may buy mortgage-backed securities without insurance or guarantees, if NB Management determines that the securities meet Acquiring Fund's quality standards. NB Management will, consistent with Acquiring Fund's investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

       POLICIES AND LIMITATIONS. Acquiring Fund may not purchase mortgage-backed securities that, in NB Management's opinion, are illiquid if, as a result, more than 15% of Acquiring Fund's net assets would be invested in illiquid securities.

       REAL ESTATE-RELATED INSTRUMENTS. Real estate-related instruments include real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

       Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property or the quality of the credit extended. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.

       The shares of REITs are subject to the REIT's management fees and other expenses. Therefore, investments in REITs would cause Acquiring Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, Acquiring Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. Acquiring Fund does not intend to invest in REITs unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable fees.

       ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

       Certificates for Automobile ReceivablesSM ("CARSSM") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

       Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

       Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

      Acquiring Fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to Acquiring Fund.

       U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

      POLICIES AND LIMITATIONS. These investments are subject to Acquiring Fund's quality, maturity, and duration standards.

       FOREIGN CURRENCY DENOMINATED SECURITIES. Foreign currency denominated securities are denominated in or indexed to foreign currencies, including (1) CDs (including similar time deposits), commercial paper, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and
(3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.

       Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

       Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of Acquiring Fund are uninvested and no return is earned thereon. The inability of Acquiring Fund to make intended security purchases due to settlement problems could cause Acquiring Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to Acquiring Fund due to subsequent declines in value of the securities or, if Acquiring Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

       Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

       POLICIES AND LIMITATIONS. Acquiring Fund may invest up to 25% of its net assets in foreign securities denominated in or indexed to foreign currencies and American Depositary Receipts ("ADRs") on such securities. Within that limitation, however, neither Fund is restricted in the amount it may invest in securities denominated in any one foreign currency. Acquiring Fund invests in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by NB Management.

       DOLLAR ROLLS. In a "dollar roll," Acquiring Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, Acquiring Fund forgoes principal and interest payments on the securities. Acquiring Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in Acquiring Fund's NAV and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll in which Acquiring Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to Acquiring Fund. NB Management monitors the creditworthiness of counterparties to dollar rolls.

      POLICIES AND LIMITATIONS. Dollar rolls are considered borrowings for purposes of Acquiring Fund's investment policies and limitations concerning borrowings.

       SWAP AGREEMENTS. To help enhance the value of its portfolio or manage its exposure to different types of investments, Acquiring Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

       In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

       Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on Acquiring Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as Acquiring Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

       POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, Acquiring Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, Acquiring Fund will segregate only the amount of its net obligation, if any.

       DIRECT DEBT INSTRUMENTS. Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. Acquiring Fund could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If Acquiring Fund does not receive scheduled interest or principal payments on such indebtedness, Acquiring Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under "Foreign Securities" in this SAI.

       Because Acquiring Fund's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, NB Management will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. NB Management's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by NB Management and the original lending institution.

       There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, Acquiring Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of Acquiring Fund may be subject to claims of the lead bank's creditors.

       Although some of the loans in which Acquiring Fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where Acquiring Fund purchases a loan through an assignment, there is a possibility that Acquiring Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. There may not be a recognizable, liquid public market for loan participations.

       POLICIES AND LIMITATIONS. To the extent direct debt is deemed illiquid, such an investment is subject to Acquiring Fund's restriction on investing no more than 15% of its net assets in illiquid securities. Acquiring Fund's policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require Acquiring Fund, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by Acquiring Fund. In combination, Acquiring Fund's policies and the SEC staff's interpretations may limit the amount Acquiring Fund can invest in loan participations.

       CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

       The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by Acquiring Fund is called for redemption, Acquiring Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on Acquiring Fund's ability to achieve its investment objectives.

      POLICIES AND LIMITATIONS. Securities convertible into common stock are not subject to Acquiring Fund's 20% limitation on equity securities.

       PREFERRED STOCK. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

       WARRANTS. Warrants may be acquired by Acquiring Fund in connection with other securities or separately and provide Acquiring Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

      SHORT SALES. Acquiring Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. Acquiring Fund also may use short sales in an attempt to realize gain. To effect a short sale, Acquiring Fund borrows a security from a brokerage firm to make delivery to the buyer. Acquiring Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, Acquiring Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

      Acquiring Fund will realize a gain if the security declines in price between the date of the short sale and the date on which Acquiring Fund replaces the borrowed security. Acquiring Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest Acquiring Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

      Acquiring Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

      The effect of short selling on Acquiring Fund is similar to the effect of leverage. Short selling may amplify changes in Acquiring Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to Acquiring Fund.

      POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if Acquiring Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between
(1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until Acquiring Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      OTHER INVESTMENT COMPANIES. Acquiring Fund may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which Acquiring Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time Acquiring Fund is ready to make an investment. Acquiring Fund at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      As a shareholder in an investment company, Acquiring Fund would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. Acquiring Fund does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, Acquiring Fund's investment in securities of other registered investment companies is limited to
(i) 3% of the total voting stock of any one investment company, (ii) 5% of Acquiring Fund's total assets with respect to any one investment company, and
(iii) 10% of Acquiring Fund's total assets in the aggregate.

      INDEXED SECURITIES. Acquiring Fund may invest in various securities that are intended to track broad-based, U.S. market Indices, including Standard & Poor's Depository Receipts, Diamonds and NASDAQ-100 Shares. SPDRs represent units in a trust that holds a portfolio of common stocks that closely tracks the price, performance and dividend yield of the S&P 500 Index. SPDRs also entitle holders to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio. Diamonds represent units in an investment trust that holds the 30 component stocks comprising the Dow Jones Industrial Average (DJIA) and are designed to track the performance of the DJIA. Diamonds pay monthly dividends that correspond to the dividend yields of the DJIA component stocks. NASDAQ-100 shares represent ownership in the NASDAQ-100 trust, a unit investment trust that accumulates and holds a portfolio of equity securities that track the NASDAQ-100 Index. NASDAQ-100 Shares are designed to track the performance and dividend yield of the NASDAQ-100 Index. SPDRs and Diamonds are listed on the American Stock Exchange. NASDAQ-100 Shares are listed on the NASDAQ Stock Market.

      Most indexed securities are short- to intermediate- term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

      BANK OBLIGATIONS. Acquiring Fund may invest in back obligations, including negotiable certificates of deposit, banker's acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates on interest and typically have original maturities ranging from eighteen months to five years.

      Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon that availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

      COMBINED TRANSACTIONS. Acquiring Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Hedging Instrument as part of a single or combined strategy when, in the judgment of its Adviser, it is in the best interests of Acquiring Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by Acquiring Fund based on its Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of Acquiring Fund's management objective.

       RISKS OF FIXED INCOME SECURITIES

       Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

       RATINGS OF FIXED INCOME SECURITIES

       As discussed in the Prospectus/Proxy Statement, Acquiring Fund may purchase securities rated by S&P, Moody's, or any other NRSRO. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although Acquiring Fund may rely on the ratings of any NRSRO, Acquiring Fund mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A. Acquiring Fund may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which Acquiring Fund may permissibly invest.

       HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality.

       INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by NB Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

       LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by at least one NRSRO that has rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated debt securities.

       Subsequent to its purchase by Acquiring Fund, the rating of an issue of debt securities may be reduced. Depending on market and issuer-specific conditions, Acquiring Fund will generally sell any bonds that fall below "B3" by Moody's or "B-" by S&P within a reasonable period of time.

       DURATION AND MATURITY

       Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For all Funds except the money market portfolios, NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

       Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen Acquiring Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

       There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

       Acquiring Fund has no limits on the maturity of its individual investments. However, it generally intends to focus on securities with maturities of 10 years or less, and to have an assumed dollar weighted average portfolio maturity of five to seven years.

       RISKS OF EQUITY SECURITIES

       Equity securities in which Acquiring Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

       To the extent this Fund invests in such securities, the value of securities held by Acquiring Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's NAVs per share, which will fluctuate as the value of the securities held by Acquiring Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

                           CERTAIN RISK CONSIDERATIONS

       Although Acquiring Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance Acquiring Fund will achieve its investment objective. Acquiring Fund's ability to achieve its investment objective is dependent on the continuing ability of the issuers of obligations in which Acquiring Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

                             PERFORMANCE INFORMATION

      At the date of this SAI Acquiring Fund is new and has no assets and no operations. Accordingly, Acquiring Fund has no performance history to report. If Lipper Fund shareholders approve the reorganization, Acquiring Fund will adopt Lipper Fund's performance information as its own.

                              TRUSTEES AND OFFICERS

      The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

INFORMATION ABOUT THE BOARD OF TRUSTEES

--------------------------------------------------------------------------------
                                                     Number of
                                                     Portfolios        Other
                  Position                            in Fund      Directorships
                 and Length                           Complex      Held Outside
Name, Age, and    of Time         Principal         Overseen b     Fund Complex
Address(1)        Served(2)    Occupantion(s)(3)     Trustee        by Trustee
----------        ---------      ----------          -------       ------------
--------------------------------------------------------------------------------
John Cannon (72)   Trustee   Retired. Formerly,          28      Independent
                    since    Chairman and Chief                  Trustee or
                    1994     Investment Officer of               Director of
                             CDC Capital                         three series
                             Management                          of Oppenheimer
                             (registered                         Funds: Limited
                             investment adviser)                 Term New York
                             (1993-Jan. 1999).                   Municipal Fund,
                                                                 Rochester  Fund
                                                                 Municipals, and
                                                                 Oppenheimer
                                                                 Convertible
                                                                 Securities
                                                                 Fund,  1992  to
                                                                 present.
--------------------------------------------------------------------------------
Faith Colish       Trustee   Attorney at Law and         28
(66)                since    President, Faith
                    2000     Colish, A
                             Professional
                             Corporation; 1980 to
                             present.
--------------------------------------------------------------------------------
Walter G.          Trustee   Consultant; Retired         28
Ehlers (69)         since    President and Trustee
                    2000     of Teachers Insurance
                             & Annuity (TIAA) and
                             College Retirement
                             Equities Fund (CREF).
--------------------------------------------------------------------------------
C. Anne Harvey     Trustee   Consultant, C. A.           28
(64)                since    Harvey Associates,
                    2000     June 2001 to present;
                             Member, Individual
                             Investors Advisory
                             Committee to the New
                             York Stock Exchange
                             Board of Directors,
                             1998 to present;
                             Secretary, Board of
                             Associates to The
                             National
                             Rehabilitation
                             Hospital's Board of
                             Directors; Director
                             of American
                             Association of
                             Retired Persons
                             (AARP), 1978 to
                             December 2000;
                             Member, American
                             Savings Education
                             Council's Policy
                             Board (ASEC),
                             1998-2000; Member,
                             Executive Committee,
                             Crime Prevention
                             Coalition of America,
                             1997-2000.
--------------------------------------------------------------------------------
Barry Hirsch       Trustee   Senior Vice President       28
(69)                since    and General Counsel
                    1988     of Loews Corporation
                             (diversified
                             financial
                             corporation).
--------------------------------------------------------------------------------
Robert A.          Trustee   Professor of Finance        28      Director,
Kavesh (74)         since    and Economics at                    Delaware Labs,
                    1986     Stern School of                     1978 to
                             Business, New York                  present
                             University.                         (cosmetics).
--------------------------------------------------------------------------------
Howard A.          Trustee   Retired. Formerly,          28      Director,
Mileaf (65)         since    Vice President and                  State Theatre
                    2000     Special Counsel to                  of New Jersey
                             WHX Corporation                     (not-for-profit
                             (holding company);                  theater), 2000
                             1993 - 2001.                        to present;
                                                                 Formerly,
                                                                 Director of
                                                                 Kevlin
                                                                 Corporation
                                                                 (manufacturer
                                                                 of  microwave
                                                                 and  other
                                                                 products).
--------------------------------------------------------------------------------
John P.            Trustee   Senior Vice President       28      Director, 92nd
Rosenthal (69)      since    of Burnham Securities               Street Y
                    2000     Inc. (a registered                  (non-profit),
                             broker-dealer) since                1967 to
                             1991.                               present;
                                                                 Formerly,
                                                                 Director,
                                                                 Cancer
                                                                 Treatment
                                                                 Holdings, Inc.
--------------------------------------------------------------------------------
William E.         Trustee   Retired. Senior Vice        28      Director,
Rulon (69)          since    President of                        Pro-Kids Golf
                    1986     Foodmaker. Inc.                     and Learning
                             (operator and                       Academy, 1998
                             Franchiser of                       to present
                             Restaurants) until                  (teach golf
                             January 1997;                       and computer
                             Secretary of                        usage to "at
                             Foodmaker, Inc. until               risk"
                             July 1996.                          children);
                                                                 Director of
                                                                 Prandium, Inc.
                                                                 since March
                                                                 2001
                                                                (restaurants).
--------------------------------------------------------------------------------
Cornelius T.       Trustee   General Partner of          28      Formerly,
Ryan (70)           since    Oxford Partners and                 Director of
                    2000     Oxford Bioscience                   Capital Cash
                             Partners (venture                   Management
                             capital partnerships)               Trust (money
                             and President of                    market fund)
                             Oxford Venture                      and Prime Cash
                             Corporation.                        Fund.

--------------------------------------------------------------------------------
                                                      Number of
                                                     Portfolios        Other
                  Position                            in Fund      Directorships
                 and Length                           Complex      Held Outside
Name, Age, and    of Time         Principal         Overseen b     Fund Complex
Address(1)        Served(2)    Occupantion(s)(3)     Trustee        by Trustee
----------        ---------      ----------          -------       ------------
--------------------------------------------------------------------------------

Tom Decker Seip    Trustee   General Partner of          28      Director, H&R
(52)                since    Seip Investments LP                 Block, Inc.
                    2000     (a private investment               (financial
                             partnership);President              services
                             and CEO of Westaff,                 company), May
                             Inc., May 2001 to                   2001 to
                             present (temporary                  present;
                             staffing); Senior                   Director,
                             Executive at the                    General Magic
                             Charles Schwab                      (voice
                             Corporation from 1983               recognition
                             to 1999; including                  software),
                             Chief Executive                     November 2001
                             Officer of Charles                  to present;
                             Schwab Investment                   Director,
                             Management, Inc. and                Forward
                             Trustee of Schwab                   Management,
                             Family of Funds and                 Inc. (asset
                             Schwab Investments                  management),
                             from 1997 to 1998;                  2001-present;
                             Executive Vice                      Member of the
                             President-Retail                    Board of
                             Brokerage for Charles               Directors of
                             Schwab Investment                   E-Finance
                             Management from 1994                Corporation
                             to 1997.                            (credit
                                                                 decisioning
                                                                 services),
                                                                 1999 to
                                                                 present;
                                                                 Director,
                                                                 Save-Daily.com
                                                                 (micro
                                                                 investing
                                                                 services),
                                                                 1999 to
                                                                 present;
                                                                 Formerly,
                                                                 Director of
                                                                 Offroad
                                                                 Capital Inc.
                                                                 (pre-public
                                                                 internet
                                                                 commerce
                                                                 company).
--------------------------------------------------------------------------------
Candace L.         Trustee   Private investor and        28      Director,
Straight (54)       since    consultant                          Providence
                    1983     specializing in the                 Washington
                             insurance industry;                 (property and
                             Advisory Director of                casualty
                             Securities Capital                  insurance
                             LLC (a global private               company),
                             equity investment                   December 1998
                             firm dedicated to                   to present;
                             making investments in               Director,
                             the insurance sector).              Summit Global
                                                                 Partners
                                                                 (insurance
                                                                 brokerage
                                                                 firm), October
                                                                 2000 to
                                                                 present)
--------------------------------------------------------------------------------
Peter P. Trapp     Trustee   Regional Manager for        28
(57)                since    Atlanta Region, Ford
                    2000     Motor Credit Company
                             since August, 1997;
                             prior thereto,
                             President, Ford Life
                             Insurance Company,
                             April 1995 until
                             August 1997.

--------------------------------------------------------------------------------
                                                     Number of
                                                     Portfolios        Other
                  Position                            in Fund      Directorships
                 and Length                           Complex      Held Outside
Name, Age, and    of Time         Principal         Overseen b     Fund Complex
Address(1)        Served(2)    Occupantion(s)(3)     Trustee        by Trustee
----------        ---------      ----------          -------       ------------
--------------------------------------------------------------------------------

Michael M.        President  Executive Vice              28      Executive Vice
Kassen* (49)     and Trustee President and Chief                 President,
                    since    Investment Officer of               Chief
                    2000     Neuberger Berman                    Investment
                             since 1999; Executive               Officer and
                             Vice President and                  Director of
                             Chief Financial                     Neuberger
                             Officer of NB                       Berman Inc.
                             Management from                     (holding
                             November 1999 to                    company) since
                             March 2000; Vice                    1999; Chairman
                             President of NB                     since May 2000
                             Management from 1990                and Director
                             until 1999; Partner                 of NB
                             or Principal of                     Management
                             Neuberger Berman from               since January
                             1993.                               1996.
--------------------------------------------------------------------------------
Edward I.          Trustee   Member, Investment          28      Director of
O'Brien* (73)       since    Policy Committee,                   Legg Mason,
                    2000     Edward Jones, 1993 -                Inc.
                             2001; President of                  (financial
                             the Securities                      services
                             Industry Association                holding
                             ("SIA") (securities                 company), 1993
                             industry's                          to present;
                             representative in                   Director,
                             government relations                Boston
                             and regulatory                      Financial
                             matters at the                      Group (real
                             federal and state                   estate and tax
                             levels) from 1974 -                 shelters)
                             1992; Adviser to SIA                1993-1999.
                             from November 1992
                             -November 1993.
--------------------------------------------------------------------------------
Peter E.          Chairman   Executive Vice              28      Executive Vice
Sundman* (42)      of the    President of                        President and
                   Board,    Neuberger Berman                    Director of
                    Chief    since 1999; Principal               Neuberger
                  Executive  of Neuberger Berman                 Berman Inc.
                   Officer   from 1997 until 1999;               (holding
                     and     Senior Vice President               company) since
                   Trustee   of NB Management from               1999;
                    since    1996 until 1999;                    President and
                    1999     Director of                         Director of NB
                             Institutional                       Management
                             Services of NB                      since 1999.
                             Management from 1988
                             until 1996.
--------------------------------------------------------------------------------

   (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

   (2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

   (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

   * Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to Acquiring Fund and other funds for which NB Management serves as investment manager.



INFORMATION ABOUT THE OFFICERS OF THE TRUST

                            POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)      TIME SERVED(2)       PRINCIPAL OCCUPATION(S) (3)
--------------------------      --------------       ---------------------------

Claudia A. Brandon (45)      Secretary since 1986    Vice President of Neuberger
                                                     Berman since 2002 and
                                                     Employee since 1999; Vice
                                                     President-Mutual Fund Board
                                                     Relations of NB Management
                                                     since 2000; Vice President
                                                     of NB Management from 1986
                                                     to 1999; Secretary of two
                                                     other mutual funds for
                                                     which NB Management acts as
                                                     investment manager and
                                                     administrator.

Robert Conti (45)          Vice President since 2000 Vice President of Neuberger
                                                     Berman since 1999; Senior
                                                     Vice President of NB
                                                     Management since 2000;
                                                     Controller of NB Management
                                                     until 1996; Treasurer of NB
                                                     Management from 1996 until
                                                     1999; Vice President of two
                                                     other mutual funds for
                                                     which NB Management acts as
                                                     investment manager and
                                                     administrator since 2000.

Stacy Cooper-Shugrue (38)     Assistant Secretary    Employee of Neuberger
                                  since 1991         Berman since 1999;
                                                     Assistant Vice President of
                                                     NB Management from 1993 to
                                                     1999; Assistant Secretary
                                                     of two other mutual funds
                                                     for which NB Management
                                                     acts as investment manager
                                                     and administrator.

Barbara DiGiorgio (43)        Assistant Treasurer    Vice President of Neuberger
                                  since 1996         Berman since 1999;
                                                     Assistant Vice President of
                                                     NB Management from 1993 to
                                                     1999; Assistant Treasurer
                                                     since 1996 of two other
                                                     mutual funds for which NB
                                                     Management acts as
                                                     investment manager and
                                                     administrator.

Brian J. Gaffney (48)      Vice President since 2000 Managing Director of
                                                     Neuberger Berman since
                                                     1999; Senior Vice President
                                                     of NB Management since
                                                     2000; Vice President of NB
                                                     Management from 1997 until
                                                     1999; Vice President of two
                                                     other mutual funds for
                                                     which NB Management acts as
                                                     investment manager and
                                                     administrator since 2000.

Richard Russell (55)        Treasurer and Principal  Vice President of Neuberger
                           Financial and Accounting  Berman since 1999; Vice
                              Officer since 1993     President of NB Management
                                                     from 1993 until 1999;
                                                     Treasurer and Principal
                                                     Financial and Accounting
                                                     Officer of two other mutual
                                                     funds for which NB
                                                     Management acts as
                                                     investment manager and
                                                     administrator.

                            POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)      TIME SERVED(2)       PRINCIPAL OCCUPATION(S) (3)
--------------------------      --------------       ---------------------------

Frederic B. Soule (54)     Vice President since 2000 Vice President of Neuberger
                                                     Berman since 1999; Vice
                                                     President of NB Management
                                                     from 1995 until 1999; Vice
                                                     President of two other
                                                     funds for which NB
                                                     Management acts as
                                                     investment manager and
                                                     administrator since 2000.

Celeste Wischerth (40)     Assistant Treasurer       Vice President of Neuberger
                           since 1993                Berman since 1999;
                                                     Assistant Vice President of
                                                     NB Management  from 1994 to
                                                     1999;  Assistant  Treasurer
                                                     since  1996  of  two  other
                                                     mutual  funds  for which NB
                                                     Management      acts     as
                                                     investment    manager   and
                                                     administrator.
                                                     --------------------

      (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

      (2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

      (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

THE BOARD OF TRUSTEES

      The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of Acquiring Fund and reviews and approves Acquiring Fund's advisory and sub-advisory contracts and other principal contracts. The Board of Trustees has established several standing committees to oversee particular aspects of Acquiring Fund's management. The standing committees of the Board of Trustees are described below.

      AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee generally Acquiring Fund's accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of Acquiring Fund's financial statements and the independent audit thereof; and
(c) to act as a liaison between Acquiring Fund's independent auditors and the full Board. The Audit Committee is composed entirely of Independent Fund Trustees; its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), and Peter P. Trapp. During the fiscal year ended 10/31/01, the Committee met three times.

      CODE OF  ETHICS  COMMITTEE.  The Code of  Ethics  Committee  oversees  the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are John Cannon, Faith Colish, Robert A. Kavesh (Chairman), and Edward I. O'Brien. During the fiscal year ended 10/31/01, the Committee did not hold an official meeting. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. The Committee is composed entirely of Independent Fund Trustees; its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William E. Rulon and Tom D. Seip. During the fiscal year ended 10/31/01, the Committee held two meetings.

      EXECUTIVE COMMITTEE. The Executive Committee has all the powers of the Trustees when the Trustees are not in session. Its members are John Cannon, Faith Colish, John P. Rosenthal, William E. Rulon, Cornelius T. Ryan and Peter
E. Sundman (Chairman). During the fiscal year ended 10/31/01, the Committee did not hold any meetings.

      NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Fund Trustees, as members of committees, and as officers of the Trust. The Nominating Committee is composed entirely of Independent Fund Trustees; its members are C. Anne Harvey, Barry Hirsch, Howard A. Mileaf (Chairman), Cornelius T. Ryan and Tom D. Seip. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended 10/31/01, the Committee met [two] times.

      PORTFOLIO TRANSACTIONS COMMITTEE. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman to Acquiring Fund and to its other customers, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. The Committee is composed entirely of Independent Fund
Trustees; its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Candace L. Straight (Chairwoman) and Peter P. Trapp. During the fiscal year ended 10/31/01, the Committee met two times.

      PRICING COMMITTEE. The Pricing Committee oversees the procedures for pricing Acquiring Fund's portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are Michael M. Kassen, Robert A. Kavesh, Edward I. O'Brien, John P. Rosenthal (Chairman), Tom
D. Seip and Peter P. Trapp. During the fiscal year ended 10/31/01, the Committee met three times.

      The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      The following table sets forth information concerning the compensation of the trustees of the Trust. Neuberger Berman Income Funds does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/01

                                                    Total Compensation From
                                  Aggregate       Investment Companies in the
Name and Position With the       Compensation          Neuberger Berman
Trust                           From the Trust   Fund Complex Paid to Trustees
---------------------------     --------------   -----------------------------

John Cannon                        $27,226                  $68,750
Trustee

Faith Colish                       $14,726                  $73,000
Trustee                                               (5 other investment
                                                          companies)

Walter G. Ehlers                   $14,726                  $65,000
Trustee

C. Anne Harvey                     $14,726                  $65,500
Trustee

Barry Hirsch                       $27,226                  $68,750
Trustee

Michael M. Kassen                     $0                      $0
Trustee

Robert A. Kavesh                   $26,476                  $68,000
Trustee

Howard A. Mileaf                   $14,726                  $75,000
Trustee                                               (4 other investment
                                                          companies)

Edward I. O'Brien                  $15,476                  $65,000
Trustee                                               (3 other investment
                                                          companies)

John P. Rosenthal                  $14,726                  $65,250
Trustee                                               (4 other investment
                                                          companies)

William E. Rulon                   $26,476                  $68,000
Trustee

Cornelius T. Ryan                  $15,476                  $69,500
Trustee                                               (3 other investment
                                                          companies)

Tom Decker Seip                    $14,726                  $64,250
Trustee

                                                    Total Compensation From
                                  Aggregate       Investment Companies in the
Name and Position With the       Compensation          Neuberger Berman
Trust                           From the Trust   Fund Complex Paid to Trustees
---------------------------     --------------   -----------------------------

Gustave H. Shubert                 $13,601                  $61,850
Trustee                                               (3 other investment
                                                          companies)

Candace L. Straight                $23,332                  $66,250
Trustee

Peter E. Sundman                      $0                      $0
Trustee

Peter P. Trapp                     $15,476                  $62,000
Trustee

      As of the date of this SAI, Acquiring Fund had no operations, therefore the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Acquiring Fund.

OWNERSHIP OF SECURITIES

      Set forth below is the dollar range of equity securities owned by each Trustee.

--------------------------------------------------------------------------------
                       DOLLAR RANGE OF EQUITY      AGGREGATE DOLLAR RANGE OF
                       SECURITIES IN NEUBERGER      EQUITY SECURITIES IN ALL
  NAME OF TRUSTEE          BERMAN ADVISERS      REGISTERED INVESTMENT COMPANIES
                          MANAGEMENT TRUST       OVERSEEN BY TRUSTEE IN FAMILY
                       AS OF DECEMBER 31, 2001      OF INVESTMENT COMPANIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
John Cannon                       None                   $50,001 - $100,000
--------------------------------------------------------------------------------
Faith Colish                      None                     Over $100,000
--------------------------------------------------------------------------------
Walter G. Ehlers                  None                     Over $100,000
--------------------------------------------------------------------------------
C. Anne Harvey                    None                          None
--------------------------------------------------------------------------------
Barry Hirsch                      None                     Over $100,000
--------------------------------------------------------------------------------
Robert A. Kavesh                  None                   $10,001 - $50,000
--------------------------------------------------------------------------------
Howard A. Mileaf                  None                     Over $100,000
--------------------------------------------------------------------------------
John P. Rosenthal                 None                      Over $100,00
--------------------------------------------------------------------------------
William E. Rulon                  None                     Over $100,000
--------------------------------------------------------------------------------
Cornelius T. Ryan                 None                     Over $100,000
--------------------------------------------------------------------------------
Tom Decker Seip                   None                          None
--------------------------------------------------------------------------------
Candace L. Straight               None                     Over $100,000
--------------------------------------------------------------------------------
Peter P. Trapp                    None                   $10,001 - $50,000
--------------------------------------------------------------------------------
TRUSTEES WHO ARE
"INTERESTED PERSONS"
--------------------------------------------------------------------------------
Michael M. Kassen                 None                     Over $100,000
--------------------------------------------------------------------------------
Edward I. O'Brien                 None                     Over $100,000
--------------------------------------------------------------------------------
Peter E. Sundman                  None                     Over $100,000
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES OWNERSHIP OF SECURITIES

      Set forth in the table below is information regarding each Independent Trustee's (and his/her immediate family members) share ownership in securities of Neuberger Berman and the ownership of securities in an entity controlling, controlled by or under common control with Neuberger Berman (not including registered investment companies).

--------------------------------------------------------------------------------
 NAME OF DIRECTOR    NAME OF      COMPANY     TITLE OF     VALUE OF   PERCENTAGE
                    OWNERS AND
                   RELATIONSHIP
                   TO DIRECTOR                  CLASS     SECURITIES   OF CLASS
--------------------------------------------------------------------------------
John Cannon            N/A          N/A          N/A          $0         N/A
--------------------------------------------------------------------------------
Faith Colish           N/A          N/A          N/A          $0         N/A
--------------------------------------------------------------------------------
Walter G. Ehlers       N/A          N/A          N/A          $0         N/A
--------------------------------------------------------------------------------
C. Anne Harvey         N/A          N/A          N/A          $0         N/A
--------------------------------------------------------------------------------
Barry Hirsch           N/A          N/A          N/A          $0         N/A
--------------------------------------------------------------------------------
Robert A. Kavesh       N/A          N/A          N/A          $0         N/A
--------------------------------------------------------------------------------
Howard A. Mileaf       N/A          N/A          N/A          $0         N/A
--------------------------------------------------------------------------------
John P. Rosenthal      N/A          N/A          N/A          $0         N/A
--------------------------------------------------------------------------------
William E. Rulon       N/A          N/A          N/A          $0         N/A
--------------------------------------------------------------------------------
Cornelius T. Ryan      N/A          N/A          N/A          $0         N/A
--------------------------------------------------------------------------------
Tom Decker Seip        N/A          N/A          N/A          $0         N/A
--------------------------------------------------------------------------------
Candace L.             N/A          N/A          N/A          $0         N/A
Straight
--------------------------------------------------------------------------------
Peter P. Trapp         N/A          N/A          N/A          $0         N/A
--------------------------------------------------------------------------------

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

      NB Management serves as the investment manager to Acquiring Fund pursuant to a management agreement with the Trust, dated February 9, 2001 ("Management Agreement").

      The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for Acquiring Fund in its discretion and will continuously develop an investment program for Acquiring Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of Acquiring Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to Acquiring Fund, although NB Management has no current plans to pay a material amount of such compensation.

      NB Management provides to Acquiring Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who are also officers of Neuberger Berman), who also serve as officers of NB Management, presently serve as a trustees and/or officers of the Trust. See "Trustees and Officers." Acquiring Fund pays NB Management a management fee based on Acquiring Fund's average daily net assets, as described below.

      NB Management provides facilities, services, and personnel to Acquiring Fund pursuant to an administration agreement with the Trust dated February 9, 2001 ("Administration Agreement"). For such administrative services, the Investor Class of Acquiring Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

      Under the Administration Agreement for the Investor Class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by Acquiring Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of Acquiring Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

      From time to time, NB Management or Acquiring Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

MANAGEMENT AND ADMINISTRATION FEES

      For investment management services, Acquiring Fund pays NB Management a fee at the annual rate of 0.48% of average daily net assets.

      NB Management provides administrative services to Acquiring Fund that include furnishing facilities and personnel for Acquiring Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Investor Class of Acquiring Fund pays NB Management at the annual rate of 0.27% of that Class's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With Acquiring Fund's consent NB Management may subcontract to third parties some of its responsibilities to Acquiring Fund under the Administration Agreement and may compensate broker-dealers, banks, third-party administrators and other institutions that provides such services.

WAIVERS AND REIMBURSEMENTS

      NB Management has contractually undertaken to reimburse the Investor Class of Acquiring Fund so that the total operating expenses of the Investor Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 1.00% of average daily net assets. This undertaking lasts until October 31, 2005. The Investor Class of Acquiring Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.00% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

       The Management Agreement continues until June 30, 2003. The Management Agreement is renewable thereafter from year to year with respect to Acquiring Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues with respect to Acquiring Fund for a period of two years after the date Acquiring Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to Acquiring Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

       The Management Agreement is terminable, without penalty, with respect to Acquiring Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to Acquiring Fund on 60 days' written notice either by NB Management or by the Trust. The Agreement terminates automatically if it is assigned.

SUB-ADVISER

      NB Management  retains  Neuberger Berman,  605 Third Avenue,  New York, NY
10158-3698, as sub-adviser with respect to Acquiring Fund pursuant to a sub-advisory agreement dated February 9, 2001 ("Sub-Advisory Agreement").

      The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

      The Sub-Advisory Agreement continues until June 30, 2003 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to Acquiring Fund by the Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to Acquiring Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

      Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

      As of March 28, 2002, the investment companies managed by NB Management had aggregate net assets of approximately $19.7 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
Name                                                              March 28, 2002
----                                                              --------------

Neuberger Berman Cash Reserves....................................$788,888,958

Neuberger Berman Government Money Fund..........................$1,337,984,108

Neuberger Berman High Yield Bond Fund..............................$21,226,149

Neuberger Berman Institutional Cash Fund .......................$2,568,837,809

Neuberger Berman Limited Maturity Bond Fund.......................$235,714,612

Neuberger Berman Municipal Money Fund.............................$400,899,747

Neuberger Berman Municipal Securities Trust........................$31,220,079

Neuberger Berman Century Fund......................................$16,012,148

Neuberger Berman Fasciano Fund....................................$236,022,077

Neuberger Berman Focus Fund.....................................$2,079,823,811

Neuberger Berman Genesis Fund...................................$4,211,759,759

Neuberger Berman Guardian Fund..................................$2,396,350,046

Neuberger Berman International Fund................................$91,063,761

                                                                     Approximate
                                                                   Net Assets at
Name                                                              March 28, 2002
----                                                              --------------

Neuberger Berman Manhattan Fund...................................$466,917,811

Neuberger Berman Millennium Fund..................................$114,222,436

Neuberger Berman Partners Fund..................................$2,143,883,935

Neuberger Berman Regency Fund......................................$41,880,229

Neuberger Berman Socially Responsive Fund.........................$118,668,092

Neuberger Berman Technology Fund....................................$7,653,133

Advisers Management Trust.......................................$2,362,488,485

      The investment decisions concerning Acquiring Fund and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from Acquiring Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and Acquiring Fund to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when Acquiring Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to Acquiring Fund, in other cases it is believed that Acquiring Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of Acquiring Fund's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

      Acquiring Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including Acquiring Fund, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS

      The Trust, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. Acquiring Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the Fund they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Fund.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN

      The directors and officers of NB Management who are deemed "control persons," all of whom have offices at the same address as NB Management, are:
Jeffrey B. Lane, Director; Robert Matza, Director; Michael M. Kassen, Director and Chairman; Barbara R. Katersky, Senior Vice President; Robert Conti, Senior Vice President; Brian Gaffney, Senior Vice President; Thomas J. Gengler, Jr., Senior Vice President; Joseph K. Herlihy, Senior Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; and Heidi L. Schneider, Director.

      The officers and employees of Neuberger Berman, who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are:
Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Operating Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Joseph K. Herlihy, Senior Vice President and Treasurer; Phillip Ambrosio, Senior Vice President; Robert Akeson, Senior Vice President; Steven April, Senior Vice President; Irene Ashkenazy, Senior Vice President; Philip Callahan, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph F. Collins III, Senior Vice President; Thomas E. Gengler Jr., Senior Vice President; Amy Gilfenbaum, Senior Vice President; Brian
E. Hahn, Senior Vice President; Judith Ann Kenney, Senior Vice President; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice President; Domenick Migliorato, Senior Vice President; Jane Ringel, Senior Vice President; David Root, Senior Vice President; Mark Shone, Senior Vice President; Robert H. Splan, Senior Vice President; Thomas Tapen, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Robert Traversa, Senior Vice President; Frank J. Tripodi, Senior Vice President; and Marvin C. Schwartz, Managing Director.

      Mr. Sundman and Mr. Kassen are trustees and officers of the Trust. Mr. Gaffney and Mr. Conti are officers of the Trust.

      Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman. The inside directors and officers of Neuberger Berman, Inc. are: Jeffrey B. Lane, Director, Chief Executive Officer and President; Peter E. Sundman, Director and Executive Vice President; Heidi L. Schneider, Director and Executive Vice President; Michael M. Kassen, Director, Chief Investment Officer and Executive Vice President; Robert Matza, Director, Chief Operating Officer and Executive Vice President; Marvin C. Schwartz, Director and Vice Chairman; Matthew S. Stadler, Senior Vice President and Chief

Financial Officer; Richard Cantor, Vice Chairman and Director; Lawrence Zicklin, Vice Chairman and Director; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; and Joseph K. Herlihy, Treasurer.

                            DISTRIBUTION ARRANGEMENTS

      Acquiring Fund offers one class of shares, known as Investor Class.

DISTRIBUTOR

      NB Management serves as the distributor ("Distributor") in connection with the offering of Acquiring Fund's shares. Investor Class shares are offered on a no-load basis.

      In connection with the sale of its shares, Acquiring Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus/Proxy Statement and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus/Proxy Statement, which may be delivered personally, through the mails, or by electronic means. The Distributor is Acquiring Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of Acquiring Fund's Investor Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

      For Acquiring Fund's Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of Acquiring Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of Acquiring Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer Acquiring Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

      The Trust, on behalf of Acquiring Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class ("Distribution Agreements"). The Distribution Agreements continue until June 30, 2002. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Trustees or a 1940 Act majority vote of Acquiring Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE


      Acquiring  Fund's  shares are bought or sold at a price that is  Acquiring
Fund's NAV per share. The NAV for the Investor Class of Acquiring Fund is calculated by subtracting total liabilities of that class from total assets attributable to the class (the market value of the securities Acquiring Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that class and rounding the result to the nearest full cent. Acquiring Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

       Acquiring Fund values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of the Trust believe accurately reflects fair value. Acquiring Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. Acquiring Fund calculates its NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

       If NB Management believes that the price of a security obtained under Acquiring Fund's valuation procedures (as described above) does not represent the amount that Acquiring Fund reasonably expects to receive on a current sale of the security, Acquiring Fund will value the security based on a method that the trustees of the Trust believe accurately reflects fair value.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING

      Acquiring Fund's Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. An Investor Class shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

      Automatic investing enables an Investor Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, an Investor Class shareholder's average cost of Fund shares generally would be lower than if the Investor Class shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

      As more fully set forth in the section of the Prospectus/Proxy Statement entitled "Maintaining Your Account," Acquiring Fund's Investor Class shareholders may redeem at least $1,000 worth of Acquiring Fund's shares and invest the proceeds in Investor Class shares of one or more of the other Equity, Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

EQUITY FUNDS
------------

   Neuberger Berman Century Fund          Invests  mainly  in common  stocks of  large-capitalization companies.  The manager seeks to buy companies  with strong earnings  growth and the  potential  for  higher  earnings, priced at attractive levels relative to their growth rates.

   Neuberger Berman Fasciano Fund         Seeks long-term capital growth.  The portfolio manager also may  consider a  company's  potential  for income  prior to selecting it for the Fund.  The Fund will invest  primarily in the common stocks of smaller  companies i.e., those with market  capitalizations  of less than  $1.5 billion  at the
                                          time  the  Fund  first   invests  in  them.   In  selecting
                                          companies  that the manager  believes  will  appreciate  in
                                          price,   the  manager  will  invest  the  Fund  in  smaller
                                          companies  that are  under-followed  by major  Wall  Street brokerage houses and large asset management firms.

   Neuberger Berman Focus Fund            Invests  principally  in  common  stocks  selected  from 13
                                          multi-industry   sectors  of  the   economy.   To  maximize
                                          potential  return,  the Fund normally  makes 90% or more of its  investments  in  not  more  than  six  sectors  of the economy believed by the Fund managers to be undervalued.

   Neuberger Berman Genesis Fund          Invests  primarily in stocks of companies with small market capitalizations  (up to  $1.5 billion  at the  time  of the
                                          Fund's  investment).  Fund  managers seek to buy the stocks of strong  companies  with a history  of solid  performance
                                          and  a  proven   management  team,  which  are  selling  at
                                          attractive prices.

   Neuberger Berman Guardian Fund         A growth and income fund that  invests  primarily in stocks of  established,  high-quality  companies that are not well followed on Wall Street or are temporarily out of favor.

   Neuberger Berman International Fund    Seeks   long-term   capital   appreciation   by   investing
                                          primarily in foreign stocks of any capitalization,  both in developed  economies and in emerging markets.  Fund manager
                                          seeks  undervalued   companies  in  countries  with  strong
                                          potential for growth.

   Neuberger Berman Manhattan Fund        Invests  in   securities   believed  to  have  the  maximum
                                          potential  for   long-term   capital   appreciation.   Fund
                                          managers  seek stocks of  companies  that are  projected to
                                          grow  at  above-average   rates  and  that  appear  to  the
                                          managers poised for a period of accelerated earnings.

                                       52

EQUITY FUNDS
------------

   Neuberger Berman Millennium Fund       Seeks  long-term  growth of capital by investing  primarily in common stocks of small-capitalization  companies,  which it defines as those  with a total  market  value of no more than  $1.5 billion at the time of initial  investment.  The
                                          Fund   co-managers   take  a  growth   approach   to  stock
                                          selection,  looking  for  new  companies  that  are  in the developmental  stage as well as older companies that appear
                                          poised  to  grow  because  of  new  products,   markets  or
                                          management.  Factors in identifying these firms may include
                                          financial   strength,   a  strong   position   relative  to
                                          competitors  and a stock price that is reasonable  relative to its growth rate.

   Neuberger Berman Partners Fund         Seeks capital  growth  through an approach that is intended to increase  capital with reasonable risk. The Fund manager looks at fundamentals,  focusing particularly on cash flow, return on capital, and asset values.

   Neuberger Berman Real Estate           The fund seeks  total  return  through  investment  in real
   Fund                                   estate  securities,  emphasizing both capital  appreciation and current income.  The fund manager primarily invests the fund's  assets in equity  securities  issued by real estate investment  trusts and common  stocks and other  securities issued by other real estate companies

   Neuberger Berman Regency Fund          Seeks  long-term  growth of capital by investing  primarily in common stocks of mid-capitalization  companies which the manager believes have solid fundamentals.

   Neuberger Berman                       Seeks  long-term  capital   appreciation  by  investing  in
   Socially Responsive Fund               common  stocks of companies  that meet both  financial  and social criteria.

INCOME FUNDS
------------

Neuberger Berman                            A money  market fund seeking the highest  current  income
Cash Reserves                               consistent  with safety and  liquidity.  The Fund invests
                                            in high-quality money market  instruments.  The Fund also
                                            may  engage  in   reverse   repurchase   agreements   and
                                            securities  lending.  It seeks  to  maintain  a  constant
                                            purchase and redemption price of $1.00.

                                       53

INCOME FUNDS
------------

Neuberger Berman                            A U.S.  Government  money  market  fund  seeking  maximum
Government Money Fund                       safety and  liquidity and the highest  available  current
                                            income.   The  Fund  invests  in  securities   issued  or
                                            guaranteed  as to  principal  or  interest  by  the  U.S.
                                            Government,   its  agencies  and   instrumentalities  and
                                            repurchase  agreements on such securities.  The Fund also
                                            may  engage  in   reverse   repurchase   agreements   and
                                            securities  lending.  It seeks  to  maintain  a  constant
                                            purchase and redemption price of $1.00.

Neuberger Berman                            Seeks the  highest  current  income  consistent  with low
Limited Maturity Bond Fund                  risk to principal and liquidity and,  secondarily,  total
                                            return.  The Fund invests in debt  securities,  primarily
                                            investment  grade;  maximum 10% below  investment  grade,
                                            but no lower than B.*/ Maximum  average  duration of four
                                            years.

MUNICIPAL FUNDS
---------------

Neuberger Berman Municipal Money Fund       A money  market fund seeking the maximum  current  income
                                            exempt from federal  income tax,  consistent  with safety
                                            and   liquidity.   The  Fund  invests  in   high-quality,
                                            short-term municipal  securities.  It seeks to maintain a
                                            constant purchase and redemption price of $1.00.

Neuberger Berman Municipal Securities       Seeks high  current  tax-exempt  income  with low risk to
Trust                                       principal,  limited price fluctuation, and liquidity and,
                                            secondarily,   total   return.   The  Fund   invests   in
                                            investment  grade  municipal  securities  with a  maximum
                                            average duration of 10 years.



*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

      Any Fund described herein, and any of the Income or Municipal Funds, may terminate or modify its exchange privilege in the future.

      Before effecting an exchange, Acquiring Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

      Each Fund may terminate or modify its exchange privilege in the future. Before effecting an exchange, shareholders should review a currently effective prospectus of the fund into which the exchange is to be made.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

       The right to redeem Acquiring Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of Acquiring Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

       As noted in the Prospectus/Proxy Statement, Acquiring Fund prices its shares as of the close of regular trading on the NYSE, which is normally 4 p.m. The NYSE may occasionally close early, E.G. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, the Acquiring Fund will generally price its shares as of the earlier closing time.

REDEMPTIONS IN KIND

       Acquiring Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. Acquiring Fund does not redeem in kind under normal circumstances, but would do so when the Trustees determined that it was in the best interests of Acquiring Fund shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

       Acquiring Fund distributes to its Investor Class shareholders substantially all of its net investment income (after deducting expenses attributable to the Class) and any net capital gains (both long-term and short-term) and net gains from foreign currency transactions earned or realized. Acquiring Fund's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in Acquiring Fund's NAV until they are paid. Acquiring Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

       Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of Acquiring Fund begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

       Acquiring Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

       A cash election remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, however, Acquiring Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or Acquiring Fund in writing to request that the cash election be reinstated.

       Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF ACQUIRING FUND

      To qualify for treatment as a RIC under the Code, Acquiring Fund - which is treated as a separate corporation for federal income tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) Acquiring Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of Acquiring Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of Acquiring Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

      By qualifying for treatment as a RIC, Acquiring Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders in a timely manner. If Acquiring Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of Acquiring Fund's earnings and profits. In addition, Acquiring Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      Acquiring Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Acquiring Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the Excise Tax.

      Dividends and interest Acquiring Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      The use by Acquiring Fund of hedging strategies, such as writing (selling) and purchasing options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments Acquiring Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      Acquiring Fund's exchange-traded futures contracts, "nonequity" options (i.e. certain listed options such as those on a "broad-based" index), and certain foreign currency contracts that are subject to section 1256 of the Code ("Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of its taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss.
Section 1256 contracts are also marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that Acquiring Fund must distribute to satisfy the Distribution Requirement (i.e. with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. Acquiring Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      Section 988 of the Code also may apply to Forward Contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

      When a covered call option written (sold) by Acquiring Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When Acquiring Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by Acquiring Fund is exercised, Acquiring Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

      If Acquiring Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, Acquiring Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or Forward Contract Acquiring Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and Acquiring Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is Acquiring Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      Acquiring Fund may invest in bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a market discount bond purchased by Acquiring Fund (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity, unless Acquiring Fund elects to accrue market discount on a constant interest basis. In lieu of treating the disposition gain as described above, Acquiring Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

       Acquiring Fund may acquire zero coupon or other securities issued with OID. Acquiring Fund may also acquire pay-in-kind securities, which pay interest through the issuance of additional securities. As a holder of those securities, Acquiring Fund must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because Acquiring Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, Acquiring Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash it actually receives. Those distributions will be made from Acquiring Fund's cash assets or, if necessary, from the proceeds of sales of Acquiring Fund's securities. Acquiring Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAXATION OF ACQUIRING FUND'S SHAREHOLDERS

      If shares of Acquiring Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Acquiring Fund is required to withhold 30% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide Acquiring Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

      As described in "Maintaining Your Account" in Appendix B to the Prospectus/Proxy Statement, Acquiring Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section
403(b)(7) account), Acquiring Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

                             PORTFOLIO TRANSACTIONS

       Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. Acquiring Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

       In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), Acquiring Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. NB Management also may consider the brokerage and research services that broker-dealers provide to Acquiring Fund or NB Management. Under certain conditions, Acquiring Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, Acquiring Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

      In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Neuberger Berman always considers its best execution obligation.

      The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit Acquiring Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for Acquiring Fund's benefit.

       No affiliate of Acquiring Fund receives give-ups or reciprocal business in connection with its portfolio transactions. Acquiring Fund does not effect transactions with or through broker-dealers in accordance with any formula or for selling shares of Acquiring Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, Acquiring Fund unless an appropriate exemption is available.

      Wayne Plewniak will become the Senior Portfolio Manager and Daniella Lipper Coules will become a Portfolio Manager in the Neuberger Berman High Yield Fixed Income Group. Mr. Plewniak and Ms. Coules along with Robert S. Franklin, another Portfolio Manager in the Neuberger Berman High Yield Fixed Income Group, will manage Acquiring Fund. Mr. Plewniak and Ms. Coules will each also become a Managing Director of Neuberger Berman, LLC, and a Vice President of NB Management.

PORTFOLIO TURNOVER

       Acquiring Fund calculates its portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by Acquiring Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by Acquiring Fund during the fiscal year.

                             REPORTS TO SHAREHOLDERS

      Shareholders of Acquiring Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for Acquiring Fund. Acquiring Fund's statements show the investments owned by it and the market values thereof and provide other information about Acquiring Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

      Acquiring Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate operating series. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds."

      DESCRIPTION OF SHARES. Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of Acquiring Fund represent equal proportionate interests in the assets of
Acquiring Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of Acquiring Fund. The trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of Acquiring Fund or Class entitled to vote.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, solely by reason of being a shareholder.

      OTHER. Because Trust Class shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT

      Acquiring Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as Acquiring Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of
Acquiring Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                              INDEPENDENT AUDITORS

      Acquiring Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

      Acquiring Fund has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      The Acquiring Fund is new, has no operations, and therefore has no beneficial and record owners of more than five percent of the Fund as of the date of this SAI.

                             REGISTRATION STATEMENT

      This SAI and the Prospectus/Proxy Statement do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus/Proxy Statement. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding Acquiring Fund.

      Statements contained in this SAI and in the Prospectus/Proxy Statement as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

       The following financial statements and related documents are incorporated herein by reference from the Lipper Fund's Annual Report to shareholders for the fiscal year ended December 31, 2001 and Neuberger Fund's Annual Report to shareholders for the fiscal year ended October 31, 2001:

             The audited financial statements of Lipper Fund and notes thereto for the fiscal year ended December 31, 2001, and the reports of PricewaterhouseCoopers LLP, independent auditorss, with respect to such audited financial statements.

             The audited financial statements of Neuberger Fund and notes thereto for the fiscal year ended October 31, 2001, and the reports of Ernst & Young LLP, independent accountants, with respect to such audited financial statements.

       Acquiring Fund has not yet commenced operations and thus has no financial information of its own. If the reorganizations are approved by shareholders of Lipper Fund, Acquiring Fund will adopt the Lipper Fund's Premier Class historical financial information.

                           NOTES TO PRO FORMA COMBINED
                        FINANCIAL STATEMENTS (UNAUDITED)

      The accompanying unaudited Pro Forma Combined Schedule of Investments and Statements of Assets and Liabilities as of October 31, 2001 and Statement of Operations for the fiscal year ended October 31, 2001 are intended to present the financial condition and related results of operations of Acquiring Fund as if the reorganizations with Lipper Fund and Neuberger Fund had been consummated on that date. Certain expenses have been adjusted to reflect the expected operations of the combined entities.

      Under the Plans, Lipper L.L.C. and NB Management will equally bear solicitation costs which are expected to total approximately $27,000. The pro forma combined financial statements reflect the expense cap of Acquiring Fund, 1.00% of the average daily net assets of the Fund.

      The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganizations occurred at October 31, 2001. The pro forma combined financial statements should be read in conjunction with the separate annual audited financial statements of the Lipper Fund and Neuberger Fund incorporated by reference into this Statement of Additional Information. The statements assume that the shareholders of Lipper Fund and Neuberger Fund have approved reorganization into Acquiring Fund. Reorganization of Neuberger Fund into Acquiring Fund assumes that exemptive relief under section 17(a) of the 1940 Act has been granted.

                                                                October 31, 2001

PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
------------------------------------------
NEUBERGER                                                                      NEUBERGER
BERMAN       LIPPER                                                            BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                       HIGH YIELD    HIGH INCOME                PRO FORMA
BOND FUND    BOND FUND                                                         BOND FUND     BOND FUND   ADJUSTMENTS 1   COMBINED
---------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL AMOUNT                                                             MARKET        MARKET                       MARKET
   (000's omitted)                                                              VALUE         VALUE                        VALUE
                                                                                (000's        (000's                       (000's
                                                                               omitted)      omitted)                     omitted)
                    MORTGAGE-BACKED SECURITIES (1.4%)
     $ 487          GE Capital Mortgage Services, Inc., REMIC Pass-Through
                    Certificates, Ser. 1999-11, Class B3, 6.50%, due 7/25/29     $421                                       $421
       747          Morgan Stanley Capital I, Inc., Commercial Mortgage
                    Pass-Through Certificates, Ser. 1998-HF2, Class G, 6.01%,
                    due 11/15/30                                                  593                                        593
       646          Wells Fargo, Mortgage Pass-Through Certificates,
                    Ser. 2001-3, Class B4, 7.00%, due 2/25/31                     584                                        584
                                                                            ----------------------------------------------------
                    TOTAL MORTGAGE-BACKED SECURITIES (COST $1,341, $0,
                    AND $1,341, RESPECTIVELY)                                   1,598             0                        1,598
                                                                            ----------------------------------------------------
                    CORPORATE DEBT SECURITIES (78.2%)
              1,000 Adelphia Communications Corp., 7.50%, due 1/15/04                          $975                          975
                750 AdvancePCS, 8.50%, due 4/1/08                                               784                          784


       100          Airgas, Inc., Senior Subordinated Notes, 9.13%,
                    due 10/1/11                                                   105                                        105
                875 AK Steel Corp., 9.13%, due 12/15/06                                         871                          871
       250          AK Steel Corp., Senior Notes, 7.88%, due 2/15/09              234                                        234
       200    1,000 Alliant Techsystems, Inc., Senior Subordinated Notes,
                    8.50%, due 5/15/11                                            210         1,058                        1,268
       100          Allied Waste North America, Inc., Guaranteed Senior
                    Subordinated Notes, Ser. B, 7.88%, due 1/1/09                  99                                         99
       250          Allied Waste North America, Inc., Senior Subordinated
                    Notes, Ser. B, 10.00%, due 8/1/09                             253                                        253
                500 Allied Waste North America, Inc., Ser. B, 7.38%,
                    due 1/1/04                                                                  497                          497
                375 Allied Waste North America, Inc., Ser. B, 7.63%,
                    due 1/1/06                                                                  381                          381
                250 Allied Waste North America, Inc., Ser. B, 8.88%,
                    due 4/1/08                                                                  255                          255
       160          AMERCO, Senior Notes, 8.80%, due 2/4/05                       166                                        166
       100          American Cellular Corp., Senior Subordinated Notes,
                    9.50%, due 10/15/09                                           101                                        101


NEUBERGER                                                                      NEUBERGER
BERMAN       LIPPER                                                            BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                       HIGH YIELD    HIGH INCOME                PRO FORMA
BOND FUND    BOND FUND                                                         BOND FUND     BOND FUND   ADJUSTMENTS 1   COMBINED
----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL AMOUNT                                                             MARKET        MARKET                       MARKET
   (000's omitted)                                                              VALUE         VALUE                        VALUE
                                                                                (000's        (000's                       (000's
                                                                               omitted)      omitted)                     omitted)

        50          American Standard, Inc., Debentures, 9.25%, due 12/1/16        50                                         50
       150          American Standard, Inc., Senior Notes, 7.38%, due 4/15/05     153                                        153
                500 American Tower Corp., 9.38%, due 2/1/09                                     405                          405
       100      500 Amerigas Partners L.P., Senior Notes, 8.88%, due 5/20/11      103           520                          623
              1,000 Amerigas Partners L.P., Ser. B, 10.13%, due 4/15/07                       1,040                        1,040
       100    1,000 AmerisourceBergen Corp., Senior Notes, 8.13%, due 9/1/08      105         1,065                        1,170
                500 AmerisourceBergen Corp. (Bergen Brunswig Corp.), 7.38%
                    due 1/15/03                                                                 516                          516
              1,000 AMETEK Inc., 7.20%, due 7/15/08                                           1,008                        1,008
        30          Amkor Technology, Inc., Senior Notes, 9.25%, due 5/1/06        26                                         26
              1,000 Amphenol Corp., 9.88%, due 5/15/07                                        1,040                        1,040
       100          Applied Extrusion Technologies, Inc., Senior Notes,
                    10.75%, due 7/1/11                                            105                                        105
        75          Armkel LLC, Senior Subordinated Notes, 9.50%, due 8/15/09      78                                         78
              1,000 BE Aerospace, Inc., Ser. B, 8.00%, due 3/1/08                               755                          755
       210          Beckman Coulter, Inc., Senior Notes, 7.45%, due 3/4/08        220                                        220
              1,125 Boise Cascade Corp., 9.85%, due 6/15/02                                   1,162                        1,162
        75          Boyd Gaming Corp., Senior Notes, 9.25%, due 10/1/03            76                                         76
              1,000 Buckeye Technologies, Inc., 8.50%, due 12/15/05                             930                          930
       250          Bulong Operations Ltd., Senior Secured Notes, 12.50%,
                    due 12/15/08                                                    5                                          5
              1,000 Calpine Corp., 7.63%, due 4/15/06                                         1,019                        1,019
       150          Calpine Corp., Senior Notes, 8.63%, due 8/15/10               151                                        151
              1,000 Canandaigua Brands, Inc., 8.75%, due 12/15/03                             1,007                        1,007
       150          Canandaigua Brands, Inc., Senior Subordinated Notes,
                    8.50%, due 3/1/09                                             154                                        154
              1,000 CNH Global N.V. (Case Corp.), Ser. B, 6.25%, due 12/1/03                    905                          905
       175          Charter Communications Holdings, LLC, Senior Notes,
                    8.63%, due 4/1/09                                             167                                        167
       150          Chesapeake Energy Corp., Senior Notes, 8.13%, due 4/1/11      146                                        146
        50          CMS Energy Corp., Senior Notes, 7.63%, due 11/15/04            50                                         50
        50      500 CMS Energy Corp., Senior Notes, Ser. B, 6.75%, due 1/15/04     50           496                          546
                925 Cogentrix Energy, Inc., 8.10%, due 3/15/04                                  969                          969
                750 Columbus McKinnon Corp., 8.50%, due 4/1/08                                  649                          649
       100          Conseco, Inc., Notes, 8.50%, due 10/15/02                      72                                         72
        50          Constellation Brands, Inc., Senior Notes, 8.00%,
                    due 2/15/08                                                    52                                         52
       100          Core-Mark International, Inc., Senior Subordinated Notes,
                    11.38%, due 9/15/03                                            94                                         94
        75          Cott Corp., Senior Notes, 8.50%, due 5/1/07                    77                                         77
                500 Crown Castle International Corp., 9.50%, due 8/1/11                         432                          432

NEUBERGER                                                                      NEUBERGER
BERMAN       LIPPER                                                            BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                       HIGH YIELD    HIGH INCOME                PRO FORMA
BOND FUND    BOND FUND                                                         BOND FUND     BOND FUND   ADJUSTMENTS 1   COMBINED
----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL AMOUNT                                                             MARKET        MARKET                       MARKET
   (000's omitted)                                                              VALUE         VALUE                        VALUE
                                                                                (000's        (000's                       (000's
                                                                               omitted)      omitted)                     omitted)
        70      625 Crown Castle International Corp., Senior Notes, 10.75%,
                    due 8/1/11                                                   66             584                          650
              1,000 CSC Holdings, Inc., 9.25%, due 11/1/05                                    1,032                        1,032
              1,000 D.R. Horton, Inc., 8.38%, due 6/15/04                                     1,007                        1,007
       100          D.R. Horton, Inc., Senior Notes, 7.88%, due 8/15/11          96                                           96
       100          Dana Corp., Senior Notes, 9.00%, due 8/15/11                 87                                           87
        75          Dana Credit Corp., Medium-Term Notes, 7.25%, due 12/16/02    73                                           73
                500 Dayton Superior Corp., 13.00%, due 6/15/09                                  500                          500
       100          Delco Remy International, Inc., Senior Subordinated
                    Notes, 10.63%, due 8/1/06                                   100                                          100
       500          Diamond Brands, Inc., Senior Step Up Debentures,
                    Yielding 12.88%, due 4/15/09                                  5                                            5
       100          DIMON, Inc., Senior Notes, 9.63%, due 10/15/11              103                                          103
        75          Dole Foods Co., Inc., Debentures, 7.88%, due 7/15/13         73                                           73
                750 Dresser Inc., 9.38%, due 4/15/11                                            784                          784
       150          Dura Operating Corp., Senior Subordinated Notes, 9.00%,
                    due 5/1/09                                                  128                                          128
                875 El Paso Energy Partners, L.P. (Leviathan Gas Pipeline
                    Partners/Leviathan Finance Corp.), Ser. B, 10.38%
                    due 6/1/09                                                                  949                          949
              1,000 Equistar Chemicals, L.P., 6.50%, due 2/15/06                                847                          847
              1,000 Fairchild Semiconductor Corp., 10.13%, due 3/15/07                        1,005                        1,005
        50      500 Felcor Lodging Trust Inc. (Felcor Lodging L.P.), 8.50%,
                    due 6/1/11                                                   45             452                          497
              1,125 Ferrellgas Partners L.P., Ser. B, 9.38%, due 6/15/06                      1,131                        1,131
                750 Fisher Scientific International, Inc., 7.13%,
                    due 12/15/05                                                                724                          724
       150          Fisher Scientific International, Inc., Senior
                    Subordinated Notes, 9.00%, due 2/1/08                       152                                          152
       100          Flextronics International Ltd., Senior Subordinated
                    Notes, 9.88%, due 7/1/10                                    104                                          104
                750 Flextronics International Ltd., Ser. B, 8.88%,
                    due 10/15/07                                                                754                          754
                750 Flowserve Corp., 12.25%, due 8/15/10                                        799                          799
       100    1,000 Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08          101           1,017                        1,118
              1,000 Fox Sports Networks, LLC (Fox/Liberty Networks LLC),
                    8.88%, due 8/15/07                                                        1,051                        1,051
       250          Fresenius Medical Care Capital Trust IV, Trust Preferred
                    Securities, 7.88%, due 6/15/11                              249                                          249
       250          Gearbulk Holding Ltd., Senior Notes, 11.25%, due 12/1/04    255                                          255
              1,000 Georgia Gulf Corp., 7.63%, due 11/15/05                                     972                          972
       100          Great Atlantic & Pacific Tea Co., Inc., Senior Notes,
                    7.70%, due 1/15/04                                           98                                           98
        90          Great Central Mines Ltd., Senior Notes, 8.88%, due 4/1/08    85                                           85
                750 Grey Wolf, Inc. (DI Industries Inc.), 8.88%, due 7/1/07                     727                          727
       200          Grupo Elektra S.A. de C.V., Senior Notes, 12.00%,
                    due 4/1/08                                                  192                                          192


NEUBERGER                                                                      NEUBERGER
BERMAN       LIPPER                                                            BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                       HIGH YIELD    HIGH INCOME                PRO FORMA
BOND FUND    BOND FUND                                                         BOND FUND     BOND FUND   ADJUSTMENTS 1   COMBINED
----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL AMOUNT                                                             MARKET        MARKET                       MARKET
   (000's omitted)                                                              VALUE         VALUE                        VALUE
                                                                                (000's        (000's                       (000's
                                                                                omitted)      omitted)                    omitted)
        25          Grupo Televisa S.A., Notes, 8.00%, due 9/13/11               24                                           24
        75          Hanover Equipment Trust, Senior Secured Notes,
                    Ser. 2001A, 8.50%, due 9/1/08                                78                                           78
        25          Hanover Equipment Trust, Senior Secured Notes, Ser.
                    2001B, 8.75%, due 9/1/11                                     26                                           26
                500 Harrah's Operating Co., Inc., 7.88%, due 12/15/05                           518                          518
                500 HCA-The Healthcare Co., 6.91%, due 6/15/05                                  521                          521
       300          HCA-The Healthcare Co., Senior Notes, 7.88%, due 2/1/11     323                                          323
              1,000 HMH Properties Inc., Ser. A, 7.88%, due 8/1/05                              900                          900
       100          HORNBECK-LEEVAC Marine Services, Inc., Senior Notes,
                    10.63%, due 8/1/08                                           95                                           95
              1,125 HS Resources, Inc., 9.25%, due 11/15/06                                   1,180                        1,180
              1,000 IDEX Corp., 6.88%, due 2/15/08                                              947                          947
                500 IMC Global, Inc., Ser. B, 10.75%, due 6/15/03                               500                          500
                750 Interface, Inc., 7.30%, due 4/1/08                                          641                          641
       100          International Shipholding Corp., Senior Notes, 9.00%,
                    due 7/1/03                                                   97                                           97
       100          International Shipholding Corp., Senior Notes,
                    Ser. B, 7.75%, due 10/15/07                                  80                                           80
       100          International Wire Group, Inc., Senior Subordinated
                    Notes, Ser. B, 11.75%, due 6/1/05                            87                                           87
              1,000 Iron Mountain, Inc., 8.75%, due 9/30/09                                   1,050                        1,050
        50          Iron Mountain, Inc., Guaranteed Senior Notes, 8.63%,
                    due 4/1/13                                                   52                                           52
        75          IStar Financial, Inc., Senior Notes, 8.75%, due 8/15/08      75                                           75
        50          Jupiters Ltd., Guaranteed Senior Subordinated Notes,
                    8.50%, due 3/1/06                                            49                                           49
        85          K&F Industries, Inc., Senior Subordinated Notes, 9.25%,
                    due 10/15/07                                                 80                                           80
              1,000 Kaufman and Broad Home Corp., 9.38%, due 5/1/03                           1,000                        1,000
       200          KB Home, Senior Subordinated Notes, 9.50%, due 2/15/11      198                                          198
                750 Key Energy Services, Inc., Ser. B, 8.38%, due 3/1/08                        763                          763
                750 Koninklijke KPN NV, 8.00%, due 10/1/10                                      624                          624
       350          L-3 Communications Corp., Guaranteed Senior Subordinated
                    Notes, Ser. B, 8.00%, due 8/1/08                            361                                          361
              1,000 Lamar Advertising Co., 9.63%, due 12/1/06                                 1,035                        1,035
       150    1,000 Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%,
                    due 5/15/05                                                 150           1,008                        1,158
       100          Levi Strauss & Co., Notes, 6.80%, due 11/1/03                78                                           78
              1,000 Louisiana-Pacific Corp., 10.88%, due 11/15/08                               910                          910
                725 Lucent Technologies Inc., 7.25%, due 7/15/06                                605                          605
                500 Luscar Coal Ltd., 9.75%, due 10/15/11                                       533                          533
        75          Lyondell Chemical Co., Senior Secured Notes, Ser. B,
                    9.88%, due 5/1/07                                            72                                           72


NEUBERGER                                                                      NEUBERGER
BERMAN       LIPPER                                                            BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                       HIGH YIELD    HIGH INCOME                PRO FORMA
BOND FUND    BOND FUND                                                         BOND FUND     BOND FUND   ADJUSTMENTS 1   COMBINED
----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL AMOUNT                                                             MARKET        MARKET                       MARKET
   (000's omitted)                                                              VALUE         VALUE                        VALUE
                                                                                (000's        (000's                       (000's
                                                                               omitted)      omitted)                     omitted)
                750 Lyondell Chemical Co., Ser. A, 9.63%, due 5/1/07                            724                          724
                875 MacDermid Inc., 9.13%, due 7/15/11                                          866                          866
        75          M.D.C. Holdings, Inc., Senior Notes, 8.38%, due 2/1/08       75                                           75
       100          Medaphis Corp., Guaranteed Senior Notes, Ser. B, 9.50%,
                    due 2/15/05                                                  88                                           88
       250          Meristar Hospitality Corp., Senior Notes, 9.00%,
                    due 1/15/08                                                 216                                          216
       170          Methanex Corp., Notes, 7.40%, due 8/15/02                   169                                          169
       100          Methanex Corp., Notes, 7.75%, due 8/15/05                    94                                           94
        75          MGM Mirage, Inc., Senior Subordinated Notes, 8.38%,
                    due 2/1/11                                                   69                                           69
       150          Mohegan Tribal Gaming Authority, Senior Notes, 8.13%,
                    due 1/1/06                                                  154                                          154
        25          Mohegan Tribal Gaming Authority, Senior Subordinated
                    Notes, 8.38%, due 7/1/11                                     26                                           26
       100    1,000 Moog, Inc., Senior Subordinated Notes, Ser. B, 10.00%,
                    due 5/1/06                                                  102           1,015                        1,117
       150          Motors and Gears, Inc., Senior Notes, Ser. B, 10.75%,
                    due 11/15/06                                                129                                          129
                500 Navistar International Corp., Ser. B, 7.00%, due 2/1/03                     496                          496
                500 Navistar International Corp. (Navistar Financial Corp.),
                    Ser. B, 9.00%, 6/1/02                                                       500                          500
       150          Newport News Shipbuilding, Inc., Senior Notes, 8.63%,
                    due 12/1/06                                                 157                                          157
              1,000 Nextel Communications, 5.25%, due 1/15/10                                   532                          532
        90          Nextel Communications, Senior Notes, 9.38%, due 11/15/09     63                                           63
       100          Nortek, Inc., Senior Notes, Ser. B, 9.13%, due 9/1/07        97                                           97
       100          Nortek, Inc., Senior Subordinated Notes, Ser. B, 9.88%,
                     due 6/15/11                                                 90                                           90
              1,000 Nortek, Inc., Ser. B, 9.25%, due 3/15/07                                    985                          985
                625 Nortel Networks Ltd., 6.13%, due 2/15/06                                    482                          482
       125          Northwest Airlines, Inc., Notes, 8.88%, due 6/1/06           95                                           95
       200          NTL, Inc., Senior Notes, Ser. B, 10.00%, due 2/15/07        110                                          110
                675 NVR Inc., 8.00%, due 6/1/05                                 678                                          678
        75          Offshore Logistics, Inc., Guaranteed Senior Notes,
                    Ser. B, 7.88%, due 1/15/08                                   71                                           71
       100          Omnicare, Inc., Senior Subordinated Notes, 8.13%,
                    due 3/15/11                                                 106                                          106
                750 Oshkosh Truck Corp., 8.75%, due 3/1/08                                      746                          746
        50          Owens & Minor, Inc., Senior Subordinated Notes, 8.50%,
                    due 7/15/11                                                  53                                           53
        50          Owens-Illinois, Inc., Senior Notes, 7.85%, due 5/15/04       44                                           44
       200          Pacific Gas & Electric Co., Senior Notes, Ser. 92-A,
                    7.88%, due 3/1/02                                           194                                          194
                750 Packaging Corp. of America, Ser. B, 9.63%, due 4/1/09                       814                          814
       200          Park Place Entertainment Corp., Senior Subordinated
                    Notes, 7.88%, due 12/15/05                                  195                                          195
        50          Pennzoil-Quaker State Co., Senior Notes, 10.00%,
                    due 11/1/08                                                  50                                           50
       100          Pierce Leahy Command Co., Senior Notes, 8.13%,
                    due 5/15/08                                                 101                                          101
        75      675 Pilgrim's Pride Corp., Senior Notes, 9.63%, due 9/15/11      78             709                          787


NEUBERGER                                                                      NEUBERGER
BERMAN       LIPPER                                                            BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                       HIGH YIELD    HIGH INCOME                PRO FORMA
BOND FUND    BOND FUND                                                         BOND FUND     BOND FUND   ADJUSTMENTS 1   COMBINED
----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL AMOUNT                                                             MARKET        MARKET                       MARKET
   (000's omitted)                                                              VALUE         VALUE                        VALUE
                                                                                (000's        (000's                       (000's
                                                                               omitted)      omitted)                     omitted)
        50          Pioneer Natural Resources Co., Guaranteed Senior Notes,
                    6.50%, due 1/15/08                                           48                                           48
                750 Potlatch Corp., 10.00%, due 7/15/11                                         776                          776
              1,000 Pride International, Inc., 9.38%, due 5/1/07                              1,045                        1,045
                500 PRIMEDIA Inc., 10.25%, due 6/1/04                                           423                          423
        85          Printpack, Inc., Senior Subordinated Notes, Ser. B,
                    10.63%, due 8/15/06                                          87                                           87
        50          Quaker State Corp., Notes, 6.63%, due 10/15/05               48                                           48
                500 Quebecor Media Inc., 11.13%, due 7/15/11                                    523                          523
        75          Radio One, Inc., Senior Subordinated Notes, 8.88%,
                    due 7/1/11                                                   78                                           78
                750 Rogers Cantel, Inc., 8.80%, due 10/1/07                                     720                          720
       100          Rogers Cantel, Inc., Senior Debentures, 9.38%,
                    due 6/1/08                                                  100                                          100
        75          Rogers Wireless, Inc., Senior Secured Notes, 9.63%,
                    due 5/1/11                                                   76                                           76
       125          Rural Cellular Corp., Senior Subordinated Notes, Ser. B,
                    9.63%, due 5/15/08                                          126                                          126
                500 Ryerson Tull, Inc., 9.13%, due 7/15/06                                      458                          458
              1,000 Salem Communications Corp., Ser. B, 9.50%, due 10/1/07                      995                          995
       100          Salton, Inc., Guaranteed Senior Subordinated Notes,
                    10.75%, due 12/15/05                                         84                                           84
              1,000 SC International Services, Ser. B, 9.25%, 9/1/07                            401                          401
       100      875 Scotts Co., Guaranteed Senior Subordinated Notes,
                    8.63%, due 1/15/09                                          103             888                          991
              1,000 Sea Containers Ltd., 9.50%, due 7/1/03                                      725                          725
              1,000 Ocean Energy, Inc., 8.63%, due 8/1/05                                     1,024                        1,024
        60      500 Sequa Corp., Senior Notes, 9.00%, due 8/1/09                 54             450                          504
                500 Sequa Corp., Ser. B, 8.88%, due 4/1/08                                      443                          443
       100          SESI, L.L.C., Senior Notes, 8.88%, due 5/15/11               95                                           95
                500 Six Flags, Inc. (Premier Parks Inc.), 9.25%, due 4/1/06                     500                          500
                500 Six Flags, Inc. (Six Flags Entertainment Corp.), 8.88%,
                    due 4/1/06                                                                  505                          505
        75          Smithfield Foods, Inc., Senior Subordinated Notes,
                    7.63%, due 2/15/08                                           74                                           74
       100      625 Smithfield Foods, Inc., Senior Subordinated Notes,
                    8.00%, due 10/15/09                                         104             652                          756
              1,000 Starwood Hotels & Resorts Worldwide, Inc., 6.75%,
                    due 11/15/03                                                                993                          993
       250          Station Casinos, Inc., Senior Subordinated Notes,
                    8.88%, due 12/1/08                                          231                                          231
              1,000 Steinway Musical Instruments, Inc., 8.75%, due 4/15/11                      915                          915
       100          Stena AB, Senior Notes, 10.50%, due 12/15/05                 96                                           96
              1,000 Stone Energy Corp., 8.75%, due 9/15/07                                    1,025                        1,025


NEUBERGER                                                                      NEUBERGER
BERMAN       LIPPER                                                            BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                       HIGH YIELD    HIGH INCOME                PRO FORMA
BOND FUND    BOND FUND                                                         BOND FUND     BOND FUND   ADJUSTMENTS 1   COMBINED
----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL AMOUNT                                                             MARKET        MARKET                       MARKET
   (000's omitted)                                                              VALUE         VALUE                        VALUE
                                                                                (000's        (000's                       (000's
                                                                               omitted)      omitted)                     omitted)
       150          Sun International Hotels Ltd., Senior Subordinated Notes,
                    8.63%, due 12/15/07                                         135                                          135
       150          Swift Energy Co., Senior Subordinated Notes, 10.25%,
                    due 8/1/09                                                  152                                          152
       100          Teekay Shipping Corp., Senior Notes, 8.88%, due 7/15/11     103                                          103
       100          Telewest Communications PLC, Senior Notes, 11.00%,
                    due 10/1/07                                                  78                                           78
       100          Tembec Industries, Inc., Guaranteed Senior Notes,
                    8.63%, due 6/30/09                                          105                                          105
       100          Tembec Industries, Inc., Guaranteed Senior Notes, 8.50%,
                    due 2/1/11                                                  105                                          105
              1,000 Tembec Industries, Inc. (Tembec Finance Corp.), 9.88%,
                    due 9/30/05                                                               1,040                        1,040
              1,000 Tenet Healthcare Corp., 8.63%, due 1/15/07                                1,046                        1,046
       100          Terex Corp., Senior Subordinated Notes, 10.38%,
                    due 4/1/11                                                  103                                          103
                500 The AES Corp., 8.75%, 12/15/02                                              506                          506
              1,500 The FINOVA Group Inc., 7.50%, due 11/15/09                                  559                          559
              1,000 The Ryland Group, Inc., 8.00%, due 8/15/06                                  970                          970
                750 The Southland Corp., 5.00%, due 12/15/03                                    713                          713
                500 The Southland Corp., Ser. A, 4.50%, due 6/15/04                             461                          461
        75          Toll Corp., Guaranteed Senior Subordinated Notes, 8.75%,
                    due 11/15/06                                                 75                                           75
        10          Toll Corp., Guaranteed Senior Subordinated Notes, 7.75%,
                    due 9/15/07                                                  10                                           10
        25          Toll Corp., Guaranteed Senior Subordinated Notes, 8.25%,
                    due 2/1/11                                                   25                                           25
                750 Triad Hospitals, Inc., Ser. B, 8.75%, due 5/1/09                            814                          814
       100          Triton PCS, Inc., Senior Subordinated Notes, 9.38%,
                    due 2/1/11                                                  105                                          105
                750 Varco International, Inc. (Tuboscope Inc.), 7.50%,
                    due 2/15/08                                                                 789                          789
                500 United Rentals (North America), Inc., 10.75%, due 4/15/08                   528                          528
                500 United Rentals (North America), Inc., 9.50%, due 6/1/08                     483                          483
       250          United Rentals (North America), Inc., Guaranteed Senior
                    Subordinated Notes, Ser. B, 8.80%, due 8/15/08              229                                          229
        50    1,000 US Steel LLC, Senior Notes, 10.75%, due 8/1/08               45             905                          950
        60          Venture Holdings Trust, Senior Notes, 11.00%, due 6/1/07     40                                           40
                500 Veritas DGC Inc., 9.75%, due 10/15/03                                       513                          513
       150    1,000 Vintage Petroleum, Inc., Senior Subordinated Notes,
                    9.00%, due 12/15/05                                         155           1,048                        1,203
        75          Wabtec Corp., Senior Notes, 9.38%, due 6/15/05               75                                           75
       100          WCI Communities, Inc., Senior Subordinated Notes, 10.63%,
                    due 2/15/11                                                 100                                          100
       100          WESCO Distribution, Inc., Senior Subordinated Notes,
                    Ser. B, 9.13%, due 6/1/08                                    84                                           84
                750 World Color Press, Inc., 7.75%, due 2/15/09                                 769                          769
                                                                            ----------------------------------------------------
                    TOTAL CORPORATE DEBT SECURITIES (COST $13,555, $80,536,
                    AND $94,091, RESPECTIVELY)                               12,793          78,961                       91,754
                                                                            ----------------------------------------------------

NEUBERGER                                                                      NEUBERGER
BERMAN       LIPPER                                                            BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                       HIGH YIELD    HIGH INCOME                PRO FORMA
BOND FUND    BOND FUND                                                         BOND FUND     BOND FUND   ADJUSTMENTS 1   COMBINED
----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL AMOUNT                                                             MARKET        MARKET                       MARKET
   (000's omitted)                                                              VALUE         VALUE                        VALUE
                                                                                (000's        (000's                       (000's
                                                                               omitted)      omitted)                     omitted)

                        REPURCHASE AGREEMENTS (11.2%)
             12,136 J.P. Morgan Securities, Inc. Repurchase Agreement,
                    2.35%, due 11/1/01, dated 10/31/01, Maturity Value
                    $12,136,781                                                              12,136                       12,136

       990          State Street Bank and Trust Co. Repurchase Agreement,
                    2.50%, due 11/1/01, dated 10/31/01, Maturity Value
                    $990,069, Collateralized by $995,000 Fannie Mae,
                    Medium-Term Notes, 6.27%, due 11/29/01 (Collateral Value
                    $1,024,502)                                                 990                                          990
                                                                            ----------------------------------------------------
                    TOTAL REPURCHASE AGREEMENTS (COST $990, $12,136,
                    AND $13,126, RESPECTIVELY)                                  990          12,136                       13,126
                                                                            ----------------------------------------------------
                    CONVERTIBLE BONDS (7.1%)
              1,000 Amkor Technology, Inc., 5.00%, 3/15/07                                      578                          578
              1,000 Analog Devices, Inc., 4.75%, due 10/1/05                                    947                          947
              1,250 Charter Communications, Inc., 5.75%, due 10/15/05                         1,170                        1,170
              1,000 CommScope, Inc., 4.00%, due 12/15/06                                        809                          809
              1,250 HEALTHSOUTH Corp., 3.25%, due 4/1/03                                      1,181                        1,181
                750 Hilton Hotels Corp., 5.00%, due 5/15/06                                     625                          625
              1,000 Key Energy Services, Inc., 5.00%, due 9/15/04                               927                          927
              1,000 LSI Logic Corp., 4.00%, due 2/15/05                                         844                          844
       140    1,000 Omnicare, Inc., Subordinated Debentures, 5.00%,
                    due 12/1/07                                                 122             890                        1,012
                625 Spectrasite Holdings, Inc., 6.75%, due 11/15/10                             235                          235
                                                                            ----------------------------------------------------
                    TOTAL CONVERTIBLE BONDS (COST $105, $8,385, AND
                    $8,490, RESPECTIVELY)                                       122           8,206                        8,328
                                                                            ----------------------------------------------------


NO. OF WARRANTS


                    Warrants (0.0%)
                500 Dayton Superior Corp., expiring 6/15/09                                       0                            0
                500 Jostens Inc., Ser. A, expiring 5/1/10                                         0                            0
                625 XM Satellite Radio Inc., Class A, expiring 3/15/10                            0                            0
                                                                            ----------------------------------------------------
                    TOTAL WARRANTS (COST $0, $0, AND $0 RESPECTIVELY)             0               0                            0
                                                                            ----------------------------------------------------
                    TOTAL INVESTMENTS (97.9%) (COST $15,991, $101,057,
                    AND $117,048 RESPECTIVELY)                               15,503          99,303                      114,806
                    Cash, receivables and other assets, less liabilities
                    (2.1%)                                                      706           1,816       (14) 2           2,508
                                                                            ----------------------------------------------------

                    TOTAL NET ASSETS (100.0%)                               $16,209        $101,119      ($14)          $117,314
                                                                            ----------------------------------------------------


1 The adjustments assume that Lipper High Income Bond Fund Premier Shares has obtained all the shareholder accounts and assets of Neuberger Berman High Yield Bond Fund Investor Class, Lipper High Income Bond Fund Retail Shares and Lipper High Income Bond Fund Group Retirement Plan Shares.


2 Pre-existing organization costs must be written off at the time of the reorganization.

PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------
joan
                                                                  NEUBERGER
                                                                   BERMAN                LIPPER
                                                                 HIGH YIELD         HIGH INCOME                         PRO FORMA
(000's omitted except per share amounts)                          BOND FUND           BOND FUND      ADJUSTMENTS (1)     COMBINED
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS IN SECURITIES, AT MARKET VALUE*--SEE
   SCHEDULE OF INVESTMENTS                                       $15,503            $99,303                              $114,806
   Cash                                                                4                  -                                     4
   Interest receivable                                               350              2,033                                 2,383
   Receivable for securities sold                                    492              1,125                                 1,617
   Receivable for Fund shares sold                                    30                140                                   170
   Deferred organization costs                                        14                  -               (14) (2)              -
   Prepaid expenses and other assets                                   -                  4                                     4
                                                              -------------------------------------------------------------------
TOTAL ASSETS                                                      16,393            102,605               (14)            118,984
                                                              -------------------------------------------------------------------


LIABILITIES
   Bank overdraft payable                                                               129                                   129
   Dividends payable                                                  20                  -                                    20
   Payable for securities purchased                                   98              1,067                                 1,165
   Payable for Fund shares redeemed                                    1                121                                   122
   Payable to investment manager                                       5                 52                                    57
   Payable to administrator-net                                        9                 20                                    29
   Accrued expenses and other payables                                51                 97                                   148
                                                              -------------------------------------------------------------------
TOTAL LIABILITIES                                                    184              1,486                 -               1,670
                                                              -------------------------------------------------------------------
NET ASSETS OF VALUE                                              $16,209           $101,119               (14)           $117,314
                                                              -------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Paid-in capital                                               $24,109           $109,414                              $133,523
   Undistributed net investment income (loss)                          -                584               (14) (2)            570
   Accumulated net realized gains (losses) on investments         (7,412)            (7,125)                              (14,537
   Net unrealized appreciation (depreciation) in value of           (488)            (1,754)                               (2,242
                                                              -------------------------------------------------------------------

NET ASSETS AT VALUE                                              $16,209           $101,119               (14)           $117,314
                                                              -------------------------------------------------------------------

NET ASSETS
   NB High Yield Bond Fund Investor Class                        $16,209
   Lipper High Income Bond Fund Premier Shares                                      $82,511
   Lipper High Income Bond Fund Retail Shares                                        13,498
   Lipper High Income Bond Fund Group Retirement                                      5,110
     Plan Shares
                                                                                                                 ----------------
      Total Net Assets for the Combined Entity                                                                           $117,328
                                                                                                                 ----------------

SHARES OUTSTANDING ($.001 PAR VALUE; UNLIMITED
  SHARES AUTHROIZED)
   NB High Yield Bond Fund Investor Class                          2,364                                 (549) (3)
   Lipper High Income Bond Fund Premier Shares                                        9,244
   Lipper High Income Bond Fund Retail Shares                                         1,526               (14) (3)
   Lipper High Income Bond Fund Group Retirement                                        577                (5) (3)
                                                                                                                 ----------------
                                                                                                                 ----------------
      Total Shares Outstanding for the Combined Entity                                                                     13,143
                                                                                                                 ----------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   NB High Yield Bond Fund Investor Class                          $6.86
   Lipper High Income Bond Fund Premier Shares                                        $8.93                                 $8.93
   Lipper High Income Bond Fund Retail Shares                                          8.84
   Lipper High Income Bond Fund Group Retirement                                       8.86
     Plan Shares                                          -----------------------------------------------------------------------

*COST OF INVESTMENTS                                             $15,991           $101,057                              $117,048
                                                          -----------------------------------------------------------------------

   1   The adjustments assume that Lipper High Income Bond Fund Premier Shares has obtained all the shareholder accounts and assets of Neuberger Berman High Yield Bond Fund Investor Class, Lipper High Income
            Bond Fund Retail Shares and Lipper High Income Bond Fund Group Retirement Plan Shares.
            Shareholders of the Lipper High Income Bond Fund and Neuberger Berman High Yield Bond Fund will receive Investor Class Shares of the Neuberger Berman High Income Bond Fund, a newly organized series, which will assume the financial statements of the Lipper High Income Bond Fund Premier
            Shares.
   2   Pre-existing organization costs must be written off at the time of the reorganization.
   3   Each shareholder of Neuberger Berman High Yield Bond Fund Investor Class, Lipper High Income Bond Fund
            Retail Shares and Lipper High Income Bond Fund Premier Shares will receive the number of Neuberger
            Berman High Income Bond Fund Investor Class Shares shares equal in dollar value to that shareholder's shares prior to the reorganization. Lipper High Income Bond Fund Group Retirement
            Plan shares were liquidated on Arpil 1, 2002.


                                                                                              FOR THE YEAR ENDED OCTOBER 31, 2001

PRO FORMA COMBINED STATEMENTS OF OPERATIONS
-------------------------------------------
                                                                       NEUBERGER
                                                                          BERMAN          LIPPER
                                                                      HIGH YIELD     HIGH INCOME                         PRO FORMA
(000'S OMITTED)                                                        BOND FUND       BOND FUND     ADJUSTMENTS  (1)     COMBINED
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest income                                                          $ 1,569         $ 7,158                          $ 8,727
                                                                      ------------------------------------------------------------

EXPENSES:
Investment management fee                                                     61             561            (151)(2+3)        471

Administration fee                                                            42             162              61 (2+3)        265
Distribution fees                                                              0              22             (22)               0
Shareholder servicing agent fees                                              11              11              (5)  (2)         17
Amortization of deferred organization and initial offering expenses
                                                                              20               9             (29)  4            0
Auditing fees                                                                 27              17             (17)  (2)         27
Custodian fees                                                                40              14              18 (2+3)         72
Legal fees                                                                    21               6              (6)  (2)         21
Registration and filing fees                                                  26              38             (16)  (2)         48
Shareholder reports                                                            4              33             (12)  (2)         25
Trustees' fees and expenses                                                   30              13              (5)(2+3)         38
Miscellaneous                                                                  4              20             (20)  (2)          4
                                                                   ---------------------------------------------------------------
Total expenses                                                               286             906            (204)             988
Expenses waived by investment manager/reimbursed by administrator and/or reduced by custodian fee
   expense offset arrangement                                               (126)            (51)            171 (2+3)         (6)
                                                                   ---------------------------------------------------------------
Total net expenses                                                           160             855             (33)             982
                                                                   ---------------------------------------------------------------
Net investment income (loss)                                               1,409           6,303              33            7,745
                                                                 #
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment securities sold                    (2,022)         (1,196)                          (3,218)
Change in net unrealized appreciation (depreciation) in value of:
     Investment securities                                                 1,048             (77)                             971
                                                                 -----------------------------------------------------------------
Net gain (loss) on investments                                              (974)         (1,273)                          (2,247)
                                                                 -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $   435         $ 5,030           $  33   $      $ 5,498
                                                                 -----------------------------------------------------------------


   1  The adjustments assume that Lipper High Income Bond Fund Premier Shares has obtained all the shareholder accounts and assets of Neuberger Berman High Yield Bond Fund Investor Class, Lipper High Income
            Bond Fund Retail Shares and Lipper High Income Bond Fund Group Retirement Plan Shares.
            Shareholders of the Lipper High Income Bond Fund and Neuberger Berman High Yield Bond Fund will receive Investor Class Shares of the Neuberger Berman High Income Bond Fund, a newly organized series, which will assume the financial statements of the Lipper High Income Bond Fund Premier
            Shares.
   2  Certain expenses have been reduced due to the elimination of partially duplicative services.
   3  Certain expenses, which are determined on a per trust basis or on a sliding scale based upon net assets, have been adjusted to reflect the combination of Neuberger Berman High Yield Bond Fund and Lipper
            High Income Bond Fund.
   4  Pre-existing organization costs must be written off at the time of the reorganization.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

      S&P CORPORATE BOND RATINGS:

      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CI - The rating CI is reserved for income bonds on which no interest is being paid.

      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      MOODY'S CORPORATE BOND RATINGS:

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

      A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa  -  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

      S&P COMMERCIAL PAPER RATINGS:

      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

      MOODY'S COMMERCIAL PAPER RATINGS:

      Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

   -    Leading market positions in well-established industries.

   -    High rates of return on funds employed.

   - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

   - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

   - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN INCOME FUNDS
                                    FORM N-14

                                     PART C

                                OTHER INFORMATION



Item 15.    Indemnification.
--------    ----------------

            A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

            Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

            Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

            Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreement relates.

            Section 12 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

            Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 16.    Exhibits.
--------    ---------

                Exhibit                                Description
                Number                                 -----------
                ------

                (1)        (a)        Certificate of Trust. Incorporated by
                                      Reference to Post-Effective Amendment No.
                                      21 to Registrant's Registration Statement,
                                      File Nos. 2-85229 and 811-3802.

                            (b)       Restated Certificate of Trust.
                                      Incorporated by Reference to
                                      Post-Effective Amendment No. 26 to
                                      Registrant's Registration Statement, File
                                      Nos. 2-85229 and 811-3802.

                Exhibit                                Description
                Number                                 -----------
                ------



                           (c) Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.

                                      Form of Schedule A - Current Series of
                           (d)        Neuberger Berman Income Funds. Filed
                                      Herewith.

                (2)                   By-laws of Neuberger Berman Income Funds.
                                      Incorporated by Reference to
                                      Post-Effective Amendment No. 21 to
                                      Registrant's Registration Statement, File
                                      Nos. 2-85229 and 811-3802.

                (3)                   Voting Trust Agreement. Not Applicable.

                (4) Plans of Reorganization. Filed Herewith as Appendix A to Prospectus and Proxy Statement of Neuberger Berman High Income Bond Fund.

                (5)        (a)        Trust   Instrument  of  Neuberger  Berman
                                      Income Funds, Articles IV, V, and VI.
                                      Incorporated      by     Reference     to
                                      Post-Effective   Amendment   No.   21  to
                                      Registrant's Registration Statement, File
                                      Nos. 2-85229 and 811-3802.

                           (b) By-Laws of Neuberger Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.



                (6)        (a)        (i)     Management Agreement Between
                                              Income Funds and Neuberger Berman
                                              Management Inc. Incorporated by
                                              Reference to Post-Effective
                                              Amendment No. 35 to Registrant's
                                              Registration Statement, File Nos.
                                              2-85229 and 811-3802.

                                      (ii)    Form of Schedule A - Series of
                                              Income Funds Currently Subject to
                                              the Management Agreement. Filed
                                              Herewith.

                                      (iii)   Form of Schedule B - Schedule of
                                              Compensation Under the Management
                                              Agreement.  Filed Herewith.

                           (b)        (i)     Sub-Advisory Agreement Between
                                              Neuberger Berman Management Inc.
                                              and Neuberger Berman, LLC with
                                              Respect to Income Funds.
                                              Incorporated by Reference to
                                              Post-Effective Amendment No. 35
                                              to Registrant's Registration
                                              Statement, File Nos. 2-85229 and
                                              811-3802.

                                      (ii)    Form of  Schedule  A - Series  of
                                              Income Funds Currently Subject to
                                              the Sub-Advisory Agreement. Filed
                                              Herewith.

                (7)        (a)        Distribution Agreement Between Neuberger
                                      Berman Income Funds and Neuberger Berman
                                      Management Inc. with Respect to Investor
                                      Class Incorporated by Reference to
                                      Post-Effective Amendment No. 35 to
                                      Registrant's Registration Statement, File
                                      Nos. 2-85229 and 811-3802.

                           (b) Form of Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Distribution Agreement. Filed Herewith.

                Exhibit                                Description
                Number                                 -----------
                ------

                (8)                   Bonus, Profit Sharing Contracts.  None.

                (9)        (a)        Custodian Contract Between Neuberger
                                      Berman Income Funds and State Street Bank and Trust Company. Incorporated by
                                      Reference to Post-Effective Amendment No.
                                      21 to Registrant's Registration
                                      Statement, File Nos. 2-85229 and
                                      811-3802.

                           (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.

                (10)                  Plan Pursuant to Rule 12b-1.  None.

                (11) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Income Funds on behalf of Neuberger Berman High Income Bond Fund. Filed Herewith.

                (12) Opinion of Counsel Supporting Tax Matters. To Be Filed by Amendment.

                (13)       (a)        (i)     Transfer Agency and Service
                                              Agreement Between Neuberger
                                              Berman Income Funds and State
                                              Street Bank and Trust Company.
                                              Incorporated by Reference to
                                              Post-Effective Amendment No. 21
                                              to Registrant's Registration
                                              Statement, File Nos. 2-85229 and
                                              811-3802.

                                      (ii)    First Amendment to Transfer
                                              Agency and Service Agreement
                                              Between Neuberger Berman Income
                                              Funds and State Street Bank and
                                              Trust Company. Incorporated by
                                              Reference to Post-Effective
                                              Amendment No. 21 to Registrant's
                                              Registration Statement, File Nos.
                                              2-85229 and 811-3802.

                                      (iii)   Schedule of Compensation under
                                              the Transfer Agency and Service
                                              Agreement. Incorporated by
                                              Reference to Post-Effective
                                              Amendment No. 23 to Registrant's
                                              Registration Statement, File Nos.
                                              2-85229 and 811-3802.

                           (b)        (i)     Administration Agreement Between
                                              Neuberger Berman Income Funds and
                                              Neuberger Berman Management Inc.
                                              Incorporated by Reference to
                                              Post-Effective Amendment No. 35
                                              to Registrant's Registration
                                              Statement, File Nos. 2-85229 and
                                              811-3802.

                                      (ii)    Form of Schedule A - Series of
                                              Neuberger Berman Income Funds
                                              Currently Subject to the
                                              Administration Agreement. Filed
                                              Herewith.

                                      (iii)   Schedule B - Schedule of
                                              Compensation Under the
                                              Administration Agreement.
                                              Incorporated by Reference to
                                              Post-Effective Amendment No. 32
                                              to Registrant's Registration
                                              Statement, File Nos. 2-85229 and
                                              811-3802.

                (14)                  Consent of Independent Auditors.  Filed
                                      Herewith.

                (15)                   Financial Statements Omitted from
                                       Prospectus.  None.

                (16)                   Power of Attorney.  None.

                Exhibit                                Description
                Number                                 -----------
                ------

                (17)                   Form of Proxy Card.   Filed Herewith.

                (18)                   Additional Exhibits.  None.





Item 17.    Undertakings.
--------    -------------

            (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

            (3) The undersigned registrant agrees to file an amendment to the registration statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act, for the purpose of including Exhibit 12, Opinion of Counsel Supporting Tax Matters within a reasonable time after receipt of such opinion.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, NEUBERGER BERMAN INCOME FUNDS has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 17th day of May, 2002.


                                    NEUBERGER BERMAN INCOME FUNDS


                                    By:   /s/ Michael M. Kassen
                                         ------------------------------
                                          Michael M. Kassen
                                          President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Peter E. Sundman                        Chairman of the Board                            May 17, 2002
------------------------------------                                                        ------------------
Peter E. Sundman                              and Trustee (Chief
                                              Executive Officer)


 /s/ Michael M. Kassen                      President and Trustee                            May 17, 2002
------------------------------------                                                        ------------------
Michael M. Kassen



 /s/ Richard Russell                        Treasurer (Principal Financial and               May 17, 2002
------------------------------------                                                        ------------------
Richard Russell                               Accounting Officer)

                       (signatures continued on next page)





Signature                                            Title                                       Date
---------                                            -----                                       ----


                                                     Trustee
------------------------------------                                                    -----------------------
John Cannon



 /s/ Faith Colish                                    Trustee                             May 17, 2002
------------------------------------                                                    -----------------------
Faith Colish



 /s/ Walter G. Ehlers                                Trustee                             May 17, 2002
------------------------------------                                                    -----------------------
Walter G. Ehlers



 /s/ C. Anne Harvey                                  Trustee                             May 17, 2002
------------------------------------                                                    ----------------------
C. Anne Harvey



                                                     Trustee
------------------------------------                                                    ----------------------
Barry Hirsch



 /s/ Robert A. Kavesh                                Trustee                             May 17, 2002
------------------------------------                                                    ----------------------
Robert A. Kavesh



                                                     Trustee
------------------------------------                                                    ----------------------
Howard A. Mileaf



 /s/ Edward I. O'Brien                               Trustee                             May 17, 2002
------------------------------------                                                    ----------------------
Edward I. O'Brien

Signature                                            Title                                       Date
---------                                            -----                                       ----


 /s/ John P. Rosenthal                               Trustee                             May 17, 2002
------------------------------------                                                    ----------------------
John P. Rosenthal



 /s/ William E. Rulon                                Trustee                             May 17, 2002         ,
------------------------------------                                                    ----------------------
William E. Rulon



 /s/ Cornelius T. Ryan                               Trustee                             May 17, 2002
------------------------------------                                                    ----------------------
Cornelius T. Ryan



 /s/ Tom Decker Seip                                 Trustee                             May 17, 2002
------------------------------------                                                    ----------------------
Tom Decker Seip



 /s/ Candace L. Straight                             Trustee                             May 17, 2002
------------------------------------                                                    ----------------------
Candace L. Straight



 /s/ Peter P. Trapp                                  Trustee                             May 17, 2002
------------------------------------                                                    ----------------------
Peter P. Trapp
